UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

811-05518
Investment Company Act file number:

THE RBB FUND, INC.
 (Exact name of registrant as specified in charter)

615 East Michigan Street,
Milwaukee, WI  53202
(Address of principal executive offices) (Zip code)

Salvatore Faia, President
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI  53202
(Name and address of agent for service)

Registrant's telephone number, including area code:  (414) 765-5145

Date of fiscal year end:  August 31

Date of reporting period:  May 31, 2017

Item 1. Schedule of Investments.

ABBEY CAPITAL FUTURES STRATEGY FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS
May 31, 2017
(Unaudited)

	COUPON*	MATURITY DATE	PAR (000's)	VALUE
SHORT-TERM INVESTMENTS - 85.8%
U.S. TREASURY OBLIGATIONS - 85.8%
U.S. Treasury Bills	0.593%	06/22/17	$25,324	$25,313,440
U.S. Treasury Bills	0.603%	07/20/17	6,546	6,538,407
U.S. Treasury Bills	0.633%	08/17/17	43,099	43,014,871
U.S. Treasury Bills	0.924%	10/12/17	2,139	2,131,306
U.S. Treasury Bills	0.611%	06/01/17	51,841	51,841,000
U.S. Treasury Bills	0.611%	06/08/17	74,252	74,242,347
U.S. Treasury Bills	0.588%	06/29/17	65,727	65,683,949
U.S. Treasury Bills	0.562%	07/06/17	11,452	11,443,766
U.S. Treasury Bills	0.592%	07/13/17	19,870	19,850,925
U.S. Treasury Bills	0.614%	07/27/17	86,048	85,931,921
U.S. Treasury Bills	0.610%	08/03/17	70,077	69,966,208
U.S. Treasury Bills	0.641%	08/10/17	32,125	32,068,267
U.S. Treasury Bills	0.745%	08/24/17	7,734	7,717,465
U.S. Treasury Bills	0.847%	08/31/17	10,695	10,669,246
U.S. Treasury Bills	0.855%	09/07/17	48,838	48,714,342
U.S. Treasury Bills	0.885%	09/28/17	28,209	28,119,719
U.S. Treasury Bills	0.925%	10/05/17	18,480	18,416,780
U.S. Treasury Bills	0.975%	10/26/17	3,600	3,585,308
U.S. Treasury Bills	1.039%	11/16/17	53,676	53,417,389
U.S. Treasury Bills	1.081%	11/24/17	23,182	23,063,100
				681,729,756
TOTAL SHORT-TERM INVESTMENTS
(Cost $681,905,333)				681,729,756
TOTAL PURCHASED OPTIONS - 0.0%**
(Cost $515,172)				217,061
TOTAL INVESTMENTS - 85.8%
(Cost $682,420,505)***				681,946,817

OTHER ASSETS IN EXCESS OF LIABILITIES - 14.2%				112,639,937
NET ASSETS - 100.0%				$794,586,754

* Short-term investments reflect the annualized effective yield on the date of purchase for discounted investments.
** See page 10 for detailed information regarding the Purchased Options.
*** The cost basis of investments for federal income tax purposes at May 31, 2017 was as follows*:

Cost of investments	$682,420,505
Gross unrealized appreciation	$951
Gross unrealized (depreciation)	(474,639)
Net unrealized appreciation (depreciation)	$(473,688)

*Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Futures contracts outstanding as of May 31, 2017 were as follows:

LONG CONTRACTS		EXPIRATION DATE	NUMBER OF CONTRACTS	NOTIONAL COST	UNREALIZED APPRECIATION (DEPRECIATION)
10-Year Mini Japanese Government Bond Futures		Jun-17	37	$5,112,426	$(16,036)
30-DAY Interbank Futures		Nov-17	516	92,322,803	42,548
3-Month Euro Euribor		Jun-17	5	1,340,068	491
3-Month Euro Euribor		Sep-17	45	12,050,164	4,255
3-Month Euro Euribor		Dec-17	112	30,732,056	6,923
3-Month Euro Euribor		Mar-18	402	109,464,743	45,552
3-Month Euro Euribor		Sep-18	15	4,210,685	1,109
3-Month Euro Euribor		Dec-18	945	252,188,656	25,388
3-Month Euro Euribor		Jun-19	8	2,241,299	365
3-Month Euro Euribor		Sep-19	3	839,184	84
3-Month Euro Euribor		Mar-20	1	279,420	28

The accompanying notes are an integral part of the consolidated portfolio of investments.
1

90-DAY Bank Bill	Jun-17	2	150,435	145
90-DAY Bank Bill	Sep-17	97	7,131,541	12,845
90-DAY Bank Bill	Dec-17	228	16,821,380	47,688
90-DAY Bank Bill	Mar-18	248	18,305,496	68,060
90-DAY Bank Bill	Jun-18	34	2,503,217	7,846
90-DAY Bank Bill	Sep-18	20	1,472,676	6,372
90-DAY Eurodollar Futures	Sep-17	40	9,864,425	3,075
90-DAY Eurodollar Futures	Mar-18	86	21,179,575	5,450
90-DAY Eurodollar Futures	Sep-18	66	16,219,913	10,313
90-DAY Eurodollar Futures	Dec-18	524	128,666,175	74,075
90-DAY Eurodollar Futures	Mar-19	64	15,701,313	13,888
90-DAY Eurodollar Futures	Jun-19	33	8,088,888	9,725
90-DAY Eurodollar Futures	Sep-19	53	12,982,675	16,900
90-DAY Eurodollar Futures	Dec-19	30	7,343,775	8,850
90-DAY Eurodollar Futures	Mar-20	35	8,563,588	10,975
90-DAY Eurodollar Futures	Jun-20	39	9,537,450	13,163
90-DAY Eurodollar Futures	Sep-20	46	11,240,650	19,000
90-DAY Eurodollar Futures	Dec-20	21	5,129,825	7,563
90-DAY Sterling Futures	Jun-17	10	1,552,284	1,611
90-DAY Sterling Futures	Sep-17	24	3,803,877	1,933
90-DAY Sterling Futures	Dec-17	62	9,848,674	4,559
90-DAY Sterling Futures	Mar-18	2,112	336,434,048	137,672
90-DAY Sterling Futures	Sep-18	208	32,947,083	12,772
90-DAY Sterling Futures	Dec-18	234	37,113,915	9,136
90-DAY Sterling Futures	Mar-19	265	41,881,011	12,224
90-DAY Sterling Futures	Jun-19	49	7,859,613	2,464
90-DAY Sterling Futures	Sep-19	35	5,612,838	1,933
90-DAY Sterling Futures	Dec-19	24	3,844,550	1,836
90-DAY Sterling Futures	Mar-20	1	159,986	81
Amsterdam Index Futures	Jun-17	122	14,449,148	(196,992)
AUD/USD Currency Futures	Jun-17	129	9,698,318	(111,039)
Australian 10-Year Bond Futures	Jun-17	241	17,420,438	108,006
Australian 3-Year Bond Futures	Jun-17	213	15,627,606	42,044
Bank Acceptance Futures	Sep-17	36	6,631,596	1,416
Bank Acceptance Futures	Dec-17	89	16,202,456	6,903
Bank Acceptance Futures	Mar-18	162	29,460,421	14,509
Bank Acceptance Futures	Jun-18	2	370,322	259
Bank Acceptance Futures	Sep-18	2	363,380	148
BP Currency Futures	Jun-17	105	8,469,271	(3,646)
Brent Crude Futures	Jan-17	9	488,090	(21,800)
Brent Crude Futures	Sep-17	2	109,380	(7,200)
Brent Crude Futures	Oct-17	1	54,860	(3,530)
Brent Crude Futures	Nov-17	2	109,350	(6,310)
Brent Crude Futures	Dec-17	7	380,590	(18,760)
CAC40 10 Euro Futures	Jun-17	776	45,613,076	(367,174)
Canadian 10-Year Bond Futures	Sep-17	559	60,043,250	307,658
Canola Futures (Winnipeg Commodity Exchange)	Jul-17	40	306,182	(13,307)
Canola Futures (Winnipeg Commodity Exchange)	Nov-17	160	1,178,373	(52,367)
Canola Futures (Winnipeg Commodity Exchange)	Jan-18	80	598,407	(27,093)
Cattle Feeder Futures	Aug-17	19	1,429,475	19,988
Cattle Feeder Futures	Sep-17	15	1,081,588	57,100
Cattle Feeder Futures	Oct-17	9	670,900	4,775
CHF Currency Futures	Jun-17	20	2,604,616	(17,366)
COP/USD Futures	Jun-17	101	3,499,901	(37,722)
Copper Futures	Jul-17	13	843,050	(4,550)
Copper Futures	Sep-17	1	64,950	(125)
Corn Futures	Mar-18	14	279,888	813
Cotton No.2 Futures	Jul-17	24	967,260	(43,500)
Cotton No.2 Futures	Dec-17	28	1,021,575	(2,515)
DAX Index Futures	Jun-17	123	42,045,984	564,907
DJIA Mini E-CBOT	Jun-17	302	31,458,130	254,890
E-Mini Natural Gas	Sep-17	17	145,137	(13,600)
EUR Foreign Exchange Currency Futures	Jun-17	222	31,889,162	(653,777)
Euro E-Mini Futures	Jun-17	30	2,101,313	9,188
Euro STOXX 50	Jun-17	820	30,882,769	749,413
Euro-Bobl Futures	Jun-17	628	90,505,853	137,476
Euro-Bobl Futures	Sep-17	1,085	160,841,609	365,978
Euro-BTP Futures	Jun-17	50	7,443,845	(18,120)
Euro-Bund Futures	Jun-17	1,087	191,112,053	636,426
Euro-Bund Futures	Sep-17	210	38,411,716	132,107
Euro-Oat Futures	Jun-17	58	9,649,607	80,264
Euro-Schatz Futures	Jun-17	307	37,878,642	(927)
Euro-Schatz Futures	Sep-17	3	377,902	67

The accompanying notes are an integral part of the consolidated portfolio of investments.
2

FTSE 100 Index Futures	Jun-17	433	40,113,498	900,004
FTSE 250 Index Futures	Jun-17	126	5,892,512	299,929
FTSE/JSE TOP 40	Jun-17	84	2,998,460	(12,010)
FTSE/MIB Index Futures	Jun-17	49	5,485,909	71,316
Gasoline RBOB Futures	Aug-17	2	134,879	(1,756)
Gasoline RBOB Futures	Sep-17	3	200,558	(2,701)
Gasoline RBOB Futures	Oct-17	5	313,526	(7,871)
Gold 100 Oz Futures	Aug-17	186	23,526,690	195,750
Gold 100 Oz Futures	Oct-17	13	1,649,620	13,080
Gold 100 Oz Futures	Dec-17	16	2,038,120	13,880
Hang Seng Index Futures	Jun-17	299	48,433,505	471,777
H-Shares Index Futures	Jun-17	162	10,766,302	108,264
IBEX 35 Index Futures	Jun-17	84	10,191,553	(12,169)
ILS/USD Futures	Jun-17	35	9,712,500	184,105
INR/USD Futures	Jun-17	216	6,671,894	6,826
JPN 10-Year Bond (Osaka Securities Exchange)	Jun-17	97	129,954,906	18,149
JPY E-Mini Futures	Jun-17	1	56,431	144
Lean Hogs Futures	Jul-17	83	2,654,170	102,260
Lean Hogs Futures	Aug-17	61	1,926,840	78,230
Lean Hogs Futures	Oct-17	31	844,330	4,140
Live Cattle Futures	Aug-17	80	3,728,660	165,740
Live Cattle Futures	Oct-17	47	2,093,750	127,470
Live Cattle Futures	Dec-17	13	606,530	11,750
London Mercantile Exchange Aluminum Forward	Jun-17	17	864,190	(48,084)
London Mercantile Exchange Aluminum Forward	Jul-17	92	4,517,631	(93,006)
London Mercantile Exchange Aluminum Forward	Aug-17	65	3,197,572	(64,978)
London Mercantile Exchange Aluminum Forward	Sep-17	615	29,358,060	338,752
London Mercantile Exchange Copper Forward	Jun-17	267	39,483,826	(1,664,945)
London Mercantile Exchange Copper Forward	Jul-17	17	2,445,363	(34,126)
London Mercantile Exchange Copper Forward	Sep-17	17	2,433,957	(15,707)
London Mercantile Exchange Zinc Forward ($)	Jun-17	98	6,882,408	(536,908)
London Mercantile Exchange Zinc Forward ($)	Sep-17	19	1,262,150	(25,369)
Long Gilt Futures	Sep-17	971	160,406,623	335,253
Low Sulphur Gasoil G Futures	Aug-17	1	46,375	(1,575)
Mini HSI Index Futures	Jun-17	145	4,735,976	5,618
Mini MSCI EAFE Index Futures	Jun-17	71	6,424,630	270,315
Mini MSCI Emerging Markets Index Future	Jun-17	144	6,967,730	259,630
MSCI Singapore Exchange ETS	Jun-17	233	6,069,118	(64,196)
MSCI Taiwan Index	Jun-17	198	7,384,500	(3,060)
MXN Futures	Jun-17	171	4,525,665	45,165
Nasdaq 100 E-Mini	Jun-17	546	61,743,792	1,518,498
Natural Gas Futures	Sep-17	8	272,680	(25,080)
Natural Gas Futures	Oct-17	9	306,670	(25,870)
Natural Gas Futures	Nov-17	24	822,170	(58,010)
Natural Gas Futures	Dec-17	28	993,050	(64,290)
Natural Gas Futures	Jan-18	25	906,470	(56,470)
Natural Gas Futures	Feb-18	29	1,040,480	(59,990)
Natural Gas Futures	Mar-18	10	340,540	(9,240)
New York Harbor Ultra-Low Sulfur Diesel Futures	Aug-17	4	258,565	(2,230)
New York Harbor Ultra-Low Sulfur Diesel Futures	Sep-17	4	260,702	(2,738)
New York Harbor Ultra-Low Sulfur Diesel Futures	Oct-17	5	335,475	(10,626)
Nikkei 225 (Chicago Mercantile Exchange)	Jun-17	39	3,846,250	(9,625)
Nikkei 225 (Singapore Exchange)	Jun-17	204	17,779,349	235,892
Nikkei 225 Mini	Jun-17	710	12,389,749	(16,271)
NZD Currency Futures	Jun-17	11	784,610	(3,940)
OMX Stockholm 30 Index Futures	Jun-17	159	2,989,802	(12,509)
Palladium Futures	Sep-17	11	855,650	41,895
PLN/USD Futures	Jun-17	29	3,730,145	171,515
Red Wheat Futures (Minneapolis Grain Exchange)	Sep-17	3	85,937	538
Red Wheat Futures (Minneapolis Grain Exchange)	Dec-17	9	259,462	1,875
RUB Futures	Jun-17	72	3,153,562	9,037
S&P 500 E-Mini Futures	Jun-17	751	89,686,945	849,860
S&P Mid 400 E-Mini	Jun-17	70	12,086,420	(46,420)
S&P/TSX 60 IX Futures	Jun-17	9	1,254,328	(80,110)
SGX Nifty 50	Jun-17	323	6,128,836	96,666
SPI 200 Futures	Jun-17	223	24,290,549	(429,930)
Topix Index Futures	Jun-17	100	13,763,179	169,282
TRY/USD Futures	Jun-17	9	1,259,800	8,840
U.S. Treasury 10-Year Notes (Chicago Board of Trade)	Sep-17	853	107,295,961	435,274
U.S. Treasury 2-Year Notes (Chicago Board of Trade)	Sep-17	48	10,389,141	2,109
U.S. Treasury 5-Year Notes (Chicago Board of Trade)	Sep-17	1,066	125,865,744	255,383
U.S. Treasury Long Bond (Chicago Board of Trade)	Sep-17	244	37,179,250	351,000
U.S. Treasury Ultra Long Bond (Chicago Board of Trade)	Sep-17	17	2,783,562	23,562
USD/NOK Futures	Jun-17	4	399,454	(5,663)
WTI Crude Futures	Dec-17	1	52,220	(3,100)
WTI Crude Futures	Jan-18	3	151,270	(3,640)
WTI Crude Futures	Feb-18	4	203,530	(6,530)
			$3,350,470,035	$7,183,806

The accompanying notes are an integral part of the consolidated portfolio of investments.
3

SHORT CONTRACTS	EXPIRATION DATE	NUMBER OF CONTRACTS	NOTIONAL COST	UNREALIZED APPRECIATION (DEPRECIATION)
2-Year Euro Swapnote Futures	Jun-17	2	$(242,809)	$(573)
3-Month Euro Euribor	Jun-18	89	(23,510,139)	(24,714)
3-Month Euro Euribor	Mar-19	15	(4,029,405)	(3,581)
3-Month Euro Euribor	Dec-19	947	(252,208,090)	(39,990)
5-Year Euro Swapnote Futures	Jun-17	39	(5,432,371)	(33,319)
90-DAY Eurodollar Futures	Dec-17	2,465	(611,253,543)	3,600,227
90-DAY Eurodollar Futures	Jun-18	1,451	(357,070,618)	(56,746)
90-DAY Sterling Futures	Jun-18	593	(97,584,915)	(36,254)
Brent Crude Futures	Aug-17	72	(3,792,930)	138,210
CAD Currency Futures	Jun-17	479	(35,263,890)	(213,245)
CBOE VIX Futures	Jun-17	3	(37,450)	1,975
CBOE VIX Futures	Jul-17	13	(167,500)	2,725
Cocoa Futures	Jul-17	96	(1,952,323)	35,213
Cocoa Futures	Jul-17	21	(396,870)	(33,210)
Cocoa Futures	Sep-17	30	(581,083)	(32,559)
Cocoa Futures	Sep-17	23	(429,950)	(42,930)
Cocoa Futures	Dec-17	27	(540,306)	(24,751)
Cocoa Futures	Dec-17	29	(547,870)	(52,720)
Coffee 'C' Futures	Jul-17	134	(6,609,187)	109,350
Coffee 'C' Futures	Sep-17	63	(3,224,212)	112,800
Coffee 'C' Futures	Dec-17	32	(1,705,762)	82,763
Coffee Robusta Futures	Jul-17	22	(437,120)	(1,780)
Coffee Robusta Futures	Sep-17	23	(456,880)	(5,880)
Coffee Robusta Futures	Nov-17	18	(358,790)	(2,470)
Corn Futures	Jul-17	260	(4,807,800)	(28,200)
Corn Futures	Sep-17	35	(665,412)	413
Corn Futures	Dec-17	36	(705,512)	1,713
Dollar Index	Jun-17	119	(11,689,795)	164,169
E-Mini Crude Oil	Jul-17	1	(24,475)	313
E-Mini Crude Oil	Aug-17	9	(221,912)	3,438
E-Mini Natural Gas	Jul-17	91	(745,963)	47,538
E-Mini Natural Gas	Aug-17	92	(761,738)	46,438
Euro BUXL 30-Year Bond Futures	Jun-17	48	(8,881,736)	(89,913)
Euro/CHF 3-Month Futures (Intercontinental Exchange)	Jun-17	14	(3,491,985)	1,575
Euro/CHF 3-Month Futures (Intercontinental Exchange)	Sep-17	41	(10,453,187)	852
Euro/CHF 3-Month Futures (Intercontinental Exchange)	Dec-17	36	(9,234,576)	(310)
Euro/CHF 3-Month Futures (Intercontinental Exchange)	Mar-18	21	(5,405,410)	(465)
Euro/CHF 3-Month Futures (Intercontinental Exchange)	Jun-18	3	(766,547)	(258)

  The accompanying notes are an integral part of the consolidated portfolio of investments.
4

Gasoline RBOB Futures	Jul-17	188	(12,511,850)	(94,114)
JPY Currency Futures	Jun-17	618	(68,147,645)	(1,779,056)
Kansas City Hard Red Winter Wheat Futures	Jul-17	147	(3,238,350)	64,988
Kansas City Hard Red Winter Wheat Futures	Sep-17	36	(805,150)	(4,850)
Kansas City Hard Red Winter Wheat Futures	Dec-17	49	(1,152,825)	(11,538)
London Mercantile Exchange Copper Forward	Jun-17	268	(37,809,820)	(150,705)
London Mercantile Exchange Copper Forward	Aug-17	1	(131,381)	(10,638)
London Mercantile Exchange Lead Forward	Jun-17	3	(91,072)	(67,197)
London Mercantile Exchange Lead Forward	Jul-17	18	(942,961)	(8,001)
London Mercantile Exchange Lead Forward	Aug-17	14	(738,912)	(2,213)
London Mercantile Exchange Nickel Forward	Jun-17	12	(719,156)	76,124
London Mercantile Exchange Nickel Forward	Jul-17	36	(1,988,918)	56,150
London Mercantile Exchange Nickel Forward	Aug-17	18	(986,721)	18,501
London Mercantile Exchange Nickel Forward	Sep-17	4	(218,091)	2,475
London Mercantile Exchange Zinc Forward ($)	Jun-17	101	(6,586,416)	46,666
London Mercantile Exchange Zinc Forward ($)	Jul-17	2	(111,318)	(18,457)
London Mercantile Exchange Zinc Forward ($)	Aug-17	4	(249,669)	(10,231)
Low Sulphur Gasoil G Futures	Jul-17	50	(2,247,925)	19,175
Low Sulphur Gasoil G Futures	Sep-17	6	(270,175)	(425)
Mill Wheat Euro	Sep-17	21	(196,204)	(28)
Mill Wheat Euro	Dec-17	99	(936,336)	(1,587)
Mill Wheat Euro	Mar-18	82	(794,428)	(1,306)
Natural Gas Futures	Jul-17	54	(1,663,040)	4,700
Natural Gas Futures	Aug-17	28	(933,170)	62,650
New York Harbor Ultra-Low Sulfur Diesel Futures	Jul-17	96	(5,938,968)	(181,205)
Nikkie 225 (Osaka Securities Exchange)	Jun-17	67	(11,771,547)	(291,765)
Platinum Futures	Jul-17	32	(1,512,900)	(7,580)
Rapeseed Euro	Aug-17	26	(521,192)	10,588
Rapeseed Euro	Nov-17	63	(1,280,207)	26,413
Rapeseed Euro	Feb-18	52	(1,065,753)	25,725
Red Wheat Futures (Minneapolis Grain Exchange)	Jul-17	2	(54,300)	(2,900)
Russell 2000 Mini	Jun-17	62	(4,083,395)	(160,815)
Silver Futures	Jul-17	53	(4,427,800)	(184,790)
Silver Futures	Sep-17	15	(1,257,300)	(53,775)
Silver Futures	Dec-17	14	(1,173,950)	(56,720)
Soybean Futures	Jul-17	283	(13,342,175)	380,775
Soybean Futures	Aug-17	40	(1,936,637)	100,137
Soybean Futures	Sep-17	41	(1,970,113)	90,262
Soybean Futures	Nov-17	37	(1,760,100)	61,338
Soybean Meal Futures	Jul-17	151	(4,690,550)	189,240
Soybean Meal Futures	Aug-17	63	(1,970,180)	83,960
Soybean Meal Futures	Sep-17	58	(1,817,270)	73,790
Soybean Oil Futures	Jul-17	104	(1,993,224)	37,608
Soybean Oil Futures	Aug-17	36	(690,756)	11,004
Soybean Oil Futures	Sep-17	26	(501,582)	8,622
Sugar No. 11 (World)	Jun-17	223	(3,942,042)	228,110
Sugar No. 11 (World)	Oct-17	115	(2,043,888)	95,144
Sugar No. 11 (World)	Mar-18	46	(868,616)	58,206
Swiss Federal Bond Futures	Jun-17	6	(943,602)	(14,682)
USD/CZK Futures	Jun-17	32	(3,196,886)	124,608
USD/HUF Futures	Jun-17	30	(2,990,185)	72,821
USD/SEK Futures	Jun-17	15	(1,499,308)	(9,621)
Wheat (Chicago Board of Trade)	Jul-17	302	(6,539,825)	58,150
Wheat (Chicago Board of Trade)	Sep-17	42	(948,262)	16,388
Wheat (Chicago Board of Trade)	Dec-17	61	(1,413,688)	(9,138)
White Sugar (Intercontinental Exchange)	Aug-17	43	(1,037,150)	102,330
White Sugar (Intercontinental Exchange)	Oct-17	53	(1,222,860)	110,125
White Sugar (Intercontinental Exchange)	Dec-17	45	(1,009,775)	65,450
WTI Crude Futures	Jul-17	266	(13,076,400)	223,280
WTI Crude Futures	Aug-17	6	(295,070)	3,710
WTI Crude Futures	Oct-17	2	(98,590)	850
WTI Crude Futures	Nov-17	3	(148,260)	1,230
			$(1,714,195,900)	$3,103,800
Total Futures Contracts			$1,636,274,135	$10,287,606

 The accompanying notes are an integral part of the consolidated portfolio of investments.
5

Forward foreign currency contracts outstanding as of May 31, 2017  were as follows:

CURRENCY PURCHASED		CURRENCY SOLD		EXPIRATION	COUNTERPARTY	UNREALIZED APPRECIATION (DEPRECIATION)
AUD	2,587,185	USD	1,924,133	Jun 01 2017	BOA	$(1,755)
AUD	14,005,000	USD	10,439,782	Jun 02 2017	BOA	(33,730)
AUD	809,183	USD	603,134	Jun 02 2017	BOA	(1,891)
AUD	65,600,000	USD	48,617,931	Jun 15 2017	BOA	113,684
AUD	41,787,203	USD	31,550,161	Jun 21 2017	BOA	(511,037)
AUD	6,320,000	USD	4,716,963	Jun 22 2017	BOA	(22,603)
AUD	31,351,000	USD	23,631,231	Jun 23 2017	BOA	(344,746)
AUD	7,662,000	USD	5,722,878	Jun 29 2017	BOA	(32,333)
BRL	12,281,359	USD	3,868,544	Jun 21 2017	BOA	(91,387)
BRL	7,056,021	USD	2,200,000	Jun 21 2017	BOA	(29,907)
CAD	3,124,866	USD	2,313,859	Jun 01 2017	BOA	(569)
CAD	7,419,805	USD	5,482,970	Jun 02 2017	BOA	9,869
CAD	27,557,861	USD	20,500,000	Jun 15 2017	BOA	(94,127)
CAD	66,603,490	USD	49,420,879	Jun 21 2017	BOA	(96,215)
CAD	188,356	USD	140,000	Jun 22 2017	BOA	(506)
CAD	11,012,000	USD	8,192,291	Jun 23 2017	BOA	(36,755)
CAD	6,521,000	USD	4,826,841	Jun 29 2017	BOA	3,279
CHF	10,760,883	USD	10,804,696	Jun 02 2017	BOA	306,803
CHF	2,176,489	USD	2,235,000	Jun 22 2017	BOA	15,466
CHF	47,806,000	USD	48,747,221	Jun 23 2017	BOA	687,247
CHF	9,343,000	USD	9,642,164	Jun 29 2017	BOA	23,321
CLP	862,654,420	USD	1,300,000	Jun 21 2017	BOA	(20,637)
CLP	173,502,147	USD	263,002	Jun 21 2017	BOA	(5,688)
DKK	467,260	USD	70,000	Jun 02 2017	BOA	574
DKK	464,216	USD	70,000	Jun 22 2017	BOA	196
EUR	622,557	USD	693,279	Jun 01 2017	BOA	6,104
EUR	4,105,000	JPY	508,438,805	Jun 02 2017	BOA	20,608
EUR	670,015	USD	749,775	Jun 02 2017	BOA	2,957
EUR	24,095,000	USD	26,638,461	Jun 02 2017	BOA	431,183
EUR	24,750,000	USD	27,106,105	Jun 15 2017	BOA	718,700
EUR	1,000,000	HUF	312,657,420	Jun 21 2017	BOA	(15,720)
EUR	9,500,000	NOK	88,150,257	Jun 21 2017	BOA	247,603
EUR	1,150,000	PLN	4,902,911	Jun 21 2017	BOA	(24,372)
EUR	4,100,000	SEK	39,527,569	Jun 21 2017	BOA	57,471
EUR	48,818,055	USD	53,341,359	Jun 21 2017	BOA	1,561,066
EUR	1,355,000	JPY	168,737,525	Jun 22 2017	BOA	(1,140)
EUR	25,735,000	USD	28,839,625	Jun 22 2017	BOA	104,534
EUR	54,046,000	USD	59,408,560	Jun 23 2017	BOA	1,380,582
EUR	2,405,000	USD	2,694,954	Jun 29 2017	BOA	11,071
GBP	6,527,147	USD	8,398,088	Jun 01 2017	BOA	11,991
GBP	12,535,000	JPY	1,823,779,265	Jun 02 2017	BOA	(317,147)
GBP	6,050,000	USD	7,852,643	Jun 02 2017	BOA	(57,155)
GBP	2,046,331	USD	2,641,302	Jun 02 2017	BOA	(4,583)
GBP	35,150,000	USD	45,570,817	Jun 15 2017	BOA	(260,843)
GBP	23,693,145	USD	30,170,563	Jun 21 2017	BOA	377,570
GBP	6,580,000	JPY	949,666,475	Jun 22 2017	BOA	(99,365)
GBP	17,510,000	USD	22,541,247	Jun 22 2017	BOA	35,620
GBP	43,603,000	USD	56,092,423	Jun 23 2017	BOA	129,991
GBP	7,399,000	USD	9,584,961	Jun 29 2017	BOA	(42,516)
HUF	402,772,629	EUR	1,300,000	Jun 21 2017	BOA	7,007
HUF	1,470,109,314	USD	5,192,001	Jun 21 2017	BOA	169,923

The accompanying notes are an integral part of the consolidated portfolio of investments.
6

ILS	13,129,942	USD	3,600,000	Jun 21 2017	BOA	111,018
INR	372,663,163	USD	5,713,017	Jun 21 2017	BOA	46,963
INR	215,269,067	USD	3,200,000	Jun 21 2017	BOA	127,255
JPY	303,441,942	USD	2,737,011	Jun 01 2017	BOA	2,962
JPY	510,432,555	EUR	4,105,000	Jun 02 2017	BOA	(2,605)
JPY	1,814,052,105	GBP	12,535,000	Jun 02 2017	BOA	229,312
JPY	121,701,588	USD	1,097,841	Jun 02 2017	BOA	1,117
JPY	805,746,075	USD	7,212,864	Jun 02 2017	BOA	62,978
JPY	3,709,055,317	USD	32,900,000	Jun 15 2017	BOA	611,779
JPY	6,497,394,753	USD	58,035,251	Jun 21 2017	BOA	687,490
JPY	97,045,760	EUR	780,000	Jun 22 2017	BOA	(132)
JPY	796,090,550	GBP	5,550,000	Jun 22 2017	BOA	39,343
JPY	17,735,560	USD	160,000	Jun 22 2017	BOA	300
JPY	4,070,374,000	USD	36,837,728	Jun 23 2017	BOA	(46,381)
JPY	859,979,000	USD	7,768,323	Jun 29 2017	BOA	7,245
KRW	562,990,635	USD	500,000	Jun 21 2017	BOA	2,996
KRW	8,629,727,131	USD	7,642,912	Jun 21 2017	BOA	67,191
MXN	185,492,662	USD	9,795,975	Jun 21 2017	BOA	115,957
MXN	184,770,000	USD	9,585,548	Jun 23 2017	BOA	284,296
NOK	6,399,391	USD	757,676	Jun 01 2017	BOA	(278)
NOK	2,468,571	USD	292,686	Jun 02 2017	BOA	(515)
NOK	436,958,948	USD	51,300,000	Jun 15 2017	BOA	427,662
NOK	52,414,321	EUR	5,750,000	Jun 21 2017	BOA	(261,129)
NOK	122,581,407	USD	14,365,429	Jun 21 2017	BOA	147,411
NZD	560,464	USD	395,713	Jun 01 2017	BOA	1,368
NZD	1,039,165	USD	738,281	Jun 02 2017	BOA	(2,066)
NZD	360,000	USD	253,892	Jun 02 2017	BOA	1,156
NZD	20,900,000	USD	14,642,558	Jun 15 2017	BOA	160,300
NZD	20,571,563	USD	14,407,482	Jun 21 2017	BOA	160,977
NZD	470,000	USD	332,101	Jun 22 2017	BOA	738
NZD	12,685,000	USD	8,759,164	Jun 23 2017	BOA	223,789
PHP	32,531,910	USD	650,000	Jun 21 2017	BOA	3,004
PLN	11,761,925	EUR	2,750,000	Jun 21 2017	BOA	68,378
PLN	54,072,396	USD	13,951,123	Jun 21 2017	BOA	581,307
SEK	2,735,297	USD	314,348	Jun 02 2017	BOA	396
SEK	73,138,907	EUR	7,523,000	Jun 13 2017	BOA	(35,399)
SEK	213,380,311	USD	24,200,000	Jun 15 2017	BOA	371,750
SEK	25,901,189	EUR	2,700,000	Jun 21 2017	BOA	(52,726)
SEK	116,960,109	USD	13,312,995	Jun 21 2017	BOA	160,664
SGD	347,808	USD	250,000	Jun 21 2017	BOA	1,432
SGD	7,189,778	USD	5,153,259	Jun 21 2017	BOA	44,255
SGD	15,658,000	USD	11,313,027	Jun 29 2017	BOA	7,218
THB	108,043,638	USD	3,100,000	Jun 21 2017	BOA	71,800
TRY	5,105,453	USD	1,400,000	Jun 21 2017	BOA	37,873
TRY	26,679,753	USD	7,299,405	Jun 21 2017	BOA	214,542
TWD	8,658,079	USD	285,515	Jun 21 2017	BOA	2,512
TWD	21,315,688	USD	700,000	Jun 21 2017	BOA	9,107
ZAR	28,202,603	USD	2,150,000	Jun 21 2017	BOA	(8,098)
ZAR	85,483,326	USD	6,475,885	Jun 21 2017	BOA	16,313

The accompanying notes are an integral part of the consolidated portfolio of investments.~

7

USD	1,930,506	AUD	2,587,185	Jun 01 2017	BOA	8,128
USD	601,362	AUD	809,183	Jun 02 2017	BOA	120
USD	10,444,562	AUD	14,005,000	Jun 02 2017	BOA	38,510
USD	74,703,389	AUD	100,600,000	Jun 15 2017	BOA	(28,326)
USD	33,083,603	AUD	44,027,954	Jun 21 2017	BOA	380,072
USD	368,084	AUD	495,000	Jun 22 2017	BOA	409
USD	25,650,313	AUD	34,469,000	Jun 23 2017	BOA	47,880
USD	5,690,529	AUD	7,662,000	Jun 29 2017	BOA	(16)
USD	1,100,000	BRL	3,683,945	Jun 21 2017	BOA	(33,005)
USD	4,941,984	BRL	15,998,250	Jun 21 2017	BOA	21,690
USD	2,317,314	CAD	3,124,866	Jun 01 2017	BOA	4,025
USD	5,440,000	CAD	7,419,806	Jun 02 2017	BOA	(52,840)
USD	63,600,000	CAD	86,911,950	Jun 15 2017	BOA	(756,019)
USD	52,556,616	CAD	70,704,420	Jun 21 2017	BOA	194,919
USD	1,250,000	CAD	1,683,312	Jun 22 2017	BOA	3,359
USD	27,436,786	CAD	36,764,000	Jun 23 2017	BOA	209,205
USD	4,829,126	CAD	6,521,000	Jun 29 2017	BOA	(995)
USD	10,795,000	CHF	10,760,884	Jun 02 2017	BOA	(316,499)
USD	2,115,000	CHF	2,058,470	Jun 22 2017	BOA	(13,435)
USD	34,567,336	CHF	34,648,000	Jun 23 2017	BOA	(1,260,917)
USD	8,013,554	CHF	7,847,000	Jun 29 2017	BOA	(104,295)
USD	262,610	CLP	176,430,050	Jun 21 2017	BOA	955
USD	1,350,000	CLP	904,117,285	Jun 21 2017	BOA	9,145
USD	70,387	DKK	467,257	Jun 02 2017	BOA	(187)
USD	695,981	EUR	622,557	Jun 01 2017	BOA	(3,402)
USD	26,713,965	EUR	24,095,000	Jun 02 2017	BOA	(355,680)
USD	753,331	EUR	670,015	Jun 02 2017	BOA	600
USD	14,817,693	EUR	13,250,000	Jun 15 2017	BOA	(78,414)
USD	25,074,502	EUR	23,354,128	Jun 21 2017	BOA	(1,190,336)
USD	16,396,626	EUR	14,650,000	Jun 22 2017	BOA	(80,231)
USD	34,065,525	EUR	31,882,000	Jun 23 2017	BOA	(1,794,288)
USD	8,384,844	GBP	6,527,147	Jun 01 2017	BOA	(25,235)
USD	2,623,034	GBP	2,046,331	Jun 02 2017	BOA	(13,684)
USD	7,836,204	GBP	6,050,000	Jun 02 2017	BOA	40,716

The accompanying notes are an integral part of the consolidated portfolio of investments.
8

USD	27,917,277	GBP	21,500,000	Jun 15 2017	BOA	202,784
USD	27,925,421	GBP	22,056,361	Jun 21 2017	BOA	(512,368)
USD	11,722,860	GBP	9,135,000	Jun 22 2017	BOA	(55,534)
USD	30,010,864	GBP	24,285,000	Jun 23 2017	BOA	(1,302,608)
USD	9,559,869	GBP	7,399,000	Jun 29 2017	BOA	17,425
USD	4,258,260	HUF	1,234,680,238	Jun 21 2017	BOA	(244,984)
USD	1,100,000	ILS	4,009,102	Jun 21 2017	BOA	(33,124)
USD	8,435,023	INR	551,494,304	Jun 21 2017	BOA	(89,017)
USD	500,000	INR	32,521,044	Jun 21 2017	BOA	(2,654)
USD	2,735,173	JPY	303,441,942	Jun 01 2017	BOA	(4,800)
USD	7,070,000	JPY	798,012,685	Jun 02 2017	BOA	(136,010)
USD	1,100,217	JPY	121,701,588	Jun 02 2017	BOA	1,259
USD	72,400,000	JPY	8,145,163,326	Jun 15 2017	BOA	(1,192,571)
USD	36,313,554	JPY	4,066,983,555	Jun 21 2017	BOA	(443,397)
USD	2,695,000	JPY	300,436,735	Jun 22 2017	BOA	(20,453)
USD	49,234,855	JPY	5,573,913,000	Jun 23 2017	BOA	(1,146,698)
USD	3,248,716	KRW	3,713,866,252	Jun 21 2017	BOA	(69,383)
USD	550,000	KRW	624,676,152	Jun 21 2017	BOA	(8,108)
USD	8,408,605	MXN	162,723,593	Jun 21 2017	BOA	(286,645)
USD	3,830,615	MXN	75,373,000	Jun 23 2017	BOA	(195,578)
USD	759,210	NOK	6,399,391	Jun 01 2017	BOA	1,812
USD	292,377	NOK	2,468,571	Jun 02 2017	BOA	206
USD	16,828,664	NOK	143,861,968	Jun 21 2017	BOA	(203,657)
USD	397,206	NZD	560,464	Jun 01 2017	BOA	126
USD	250,447	NZD	360,000	Jun 02 2017	BOA	(4,602)
USD	737,495	NZD	1,039,165	Jun 02 2017	BOA	1,280
USD	34,296,610	NZD	49,800,000	Jun 15 2017	BOA	(975,271)
USD	14,400,197	NZD	20,811,779	Jun 21 2017	BOA	(338,379)
USD	16,409,827	NZD	23,664,000	Jun 23 2017	BOA	(347,966)
USD	650,000	PHP	33,055,234	Jun 21 2017	BOA	(13,509)
USD	8,178,992	PLN	32,225,011	Jun 21 2017	BOA	(481,762)
USD	310,000	SEK	2,735,297	Jun 02 2017	BOA	(4,744)
USD	12,650,000	SEK	110,071,775	Jun 15 2017	BOA	(25,284)
USD	10,761,918	SEK	96,362,621	Jun 21 2017	BOA	(338,936)
USD	55,000	SEK	477,411	Jun 22 2017	BOA	(1)
USD	3,452,913	SGD	4,859,201	Jun 21 2017	BOA	(59,820)
USD	850,000	SGD	1,196,025	Jun 21 2017	BOA	(14,611)
USD	1,900,000	THB	65,938,584	Jun 21 2017	BOA	(35,736)
USD	9,467,426	TRY	35,257,303	Jun 21 2017	BOA	(462,257)
USD	1,700,000	TRY	6,496,753	Jun 21 2017	BOA	(129,712)
USD	750,000	TWD	22,852,797	Jun 21 2017	BOA	(10,242)
USD	5,864,694	ZAR	79,805,408	Jun 21 2017	BOA	(196,283)
USD	950,000	ZAR	13,062,013	Jun 21 2017	BOA	(42,020)
Total Forward Foreign Currency Contracts						$(5,361,385)

The accompanying notes are an integral part of the consolidated portfolio of investments.
9

	NUMBER
	OF
	CONTRACTS	VALUE
PURCHASED OPTIONS - 0.0%
CALL OPTIONS PURCHASED - 0.0%
USD JPY Currency Futures
Expires 07/07/17
Strike Price 117	48,150,000	$6,067
TOTAL CALL OPTIONS PURCHASED
(Cost $219,612)		6,067
PUT OPTIONS PURCHASED - 0.0%
IMM Eurodollar Futures	3,751	210,994
Expires 06/19/17
Strike Price 98.75
TOTAL PUT OPTIONS PURCHASED
(Cost $295,560)		210,994
TOTAL PURCHASED OPTIONS - 0.0%
(Cost $515,172)		$217,061

AUD	Australian Dollar	JPY	Japanese Yen
BOA	Bank of America	KRW	Korean Won
BRL	Brazilian Real	MXN	Mexican Peso
CAD	Canadian Dollar	NOK	Norwegian Krone
CBOT	Chicago Board of Trade	NZD	New Zealand Dollar
CHF	Swiss Franc	PHP	Philippine Peso
CLP	Chilean Peso	PLN	Polish Zloty
COP	Colombian Peso	RBOB	Reformulated Blendstock for Oxygenate Blending
CZK	Czech Koruna	RUB	Russian Ruble
DAX	Deutscher Aktienindex	SEK	Swedish Krona
DJIA	Dow Jones Industrial Average	SGD	Singapore Dollar
DKK	Danish Krone	SGX	Singapore Exchange
EUR	Euro	THB	Thai Baht
FTSE	Financial Times Stock Exchange	TRY	Turkish Lira
GBP	British Pound	TSX	Toronto Stock Exchange
HUF	Hungarian Forint	TWD	Taiwan Dollar
IBEX	Index of the Bolsa de Madrid	USD	United States Dollar
ILS	Israeli New Shekel	WTI	West Texas Intermediate
IMM	International Monetary Market	ZAR	South African Rand

The accompanying notes are an integral part of the consolidated portfolio of investments.
10

ABBEY CAPITAL FUTURES STRATEGY FUND

NOTES TO PORTFOLIO OF INVESTMENTS
May 31, 2017
(Unaudited)

   CONSOLIDATION OF SUBSIDIARY — The Abbey Capital Futures Strategy Fund (the “Fund”) seeks to achieve its investment objective by allocating its assets between a “Managed Futures” strategy and a “Fixed Income”  strategy. The Managed Futures strategy will be achieved by the Fund investing up to 25% of its total assets in Abbey Capital Offshore Fund Limited, a wholly-owned and controlled subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). The consolidated financial statements of the Fund include the Subsidiary. The Fund consolidates the results of subsidiaries in which the Fund holds a controlling economic interest (greater than 50%). All inter-company accounts and transactions have been eliminated. As of May 31, 2017, the net assets of the Subsidiary were $169,052,215, which represented 21.28% of the Fund’s net assets.

   PORTFOLIO VALUATION — The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Forward exchange contracts are valued by interpolating between spot and forward currency rates as quoted by an independent pricing service. Futures contracts are generally valued using the settlement price determined by the relevant exchange. Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, will be valued at the mean of the last bid and ask prices prior to the market close. Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 – quoted prices in active markets for identical securities;
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of inputs used, as of May 31, 2017, in valuing the Fund’s investments carried at fair value.

			LEVEL 2	LEVEL 3
	TOTAL FAIR	LEVEL 1	OTHER SIGNIFICANT	SIGNIFICANT
	VALUE AT	QUOTED	OBSERVABLE	UNOBSERVABLE
	MAY 31, 2017	PRICE	INPUTS	INPUTS
Short-Term Investments	$681,729,756	$681,729,756	$-	$-
Commodity Contracts
Futures	4,170,089	4,170,089	-	-
Equity Contracts
Futures	6,830,961	6,830,961	-	-
Foreign Exchange Contracts
Forward Foreign Currency Contracts	12,731,199	-	12,731,199	-
Futures	796,418	796,418	-	-
Purchased Options	6,067	6,067	-	-
Interest Rate Contracts
Futures	7,505,542	7,505,542	-	-
Purchased Options	210,994	210,994	-	-
Total Assets	$713,981,026	$701,249,827	$12,731,199	$-

			LEVEL 2	LEVEL 3
	TOTAL FAIR	LEVEL 1	OTHER SIGNIFICANT	SIGNIFICANT
	VALUE AT	QUOTED	OBSERVABLE	UNOBSERVABLE
	MAY 31, 2017	PRICE	INPUTS	INPUTS
Commodity Contracts
Futures	$(4,141,395)	$(4,141,395)	$-	$-
Equity Contracts
Futures	(1,703,046)	(1,703,046)	-	-
Foreign Exchange Contracts
Forward Foreign Currency Contracts	(18,092,584)	-	(18,092,584)	-
Futures	(2,835,075)	(2,835,075)	-	-
Interest Rate Contracts
Futures	(335,888)	(335,888)	-	-
Total Liabilities	$(27,107,988)	$(9,015,404)	$(18,092,584)	$-

   At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

11

   Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

   For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end  of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended May 31, 2017, the Fund had no transfers between Levels 1, 2 and 3.

DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

The following table lists the fair values of the Fund’s derivative holdings as of May 31, 2017, grouped by contract type and risk exposure category.

		INTEREST	FOREIGN
	EQUITY	RATE	CURRENCY	COMMODITY
DERIVATIVE TYPE	CONTRACTS	CONTRACTS	CONTRACTS	CONTRACTS	TOTAL
Asset Derivatives
Purchased Options	$-	$210,994	$6,067	$-	$217,061
Forward Contracts	-	-	12,731,199	-	12,731,199
Futures Contracts	6,830,961	7,505,542	796,418	4,170,089	19,303,010
Total Value- Assets	$6,830,961	$7,716,536	$13,533,684	$4,170,089	$32,251,270
Liability Derivatives
Forward Contracts	$-	$-	$(18,092,584)	$-	$(18,092,584)
Futures Contracts	(1,703,046)	(335,888)	(2,835,075)	(4,141,395)	(9,015,404)
Total Value- Liabilities	$(1,703,046)	$(335,888)	$(20,927,659)	$(4,141,395)	$(27,107,988)

For the period ended May 31, 2017, the Fund’s average volume of derivatives is as follows:

PURCHASED	WRITTEN	LONG FUTURES	SHORT FUTURES	CURRENCY	CURRENCY
OPTIONS	OPTIONS	NOTIONAL	NOTIONAL	CONTRACTS -	CONTRACTS -
(COST)	(PROCEEDS)	(COST)	(COST)	PAYABLE	RECEIVABLE
$2,403,980	$(331,337)	$2,728,336,703	$(2,192,682,100)	$(1,569,914,859)	$1,569,751,732

12

   PURCHASED OPTIONS — The Fund is subject to equity and other risk exposure in the normal course of pursuing its investment objectives. The Fund purchases option contracts. This transaction is used to hedge against changes in interest rates, foreign exchange rates and values of equities. An option contract is a commitment that gives the purchaser of the contract the right, but not the obligation, to buy or sell an underlying asset at a specific price on or before a specified future date. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options are accounted for in the same manner as other securities owned. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

   OPTIONS WRITTEN — The Fund is subject to equity and other risk exposure in the normal course of pursuing its investment objectives and may enter into options written to hedge against changes in interest rates, foreign exchange rates and values of equities. Such options may relate to particular securities or domestic stock indices, and may or may not be listed on a domestic securities exchange or issued by the Options Clearing Corporation. An option contract is a commitment that gives the purchaser of the contract the right, but not the obligation, to buy or sell an underlying asset at a specific price on or before a specified future date. On the other hand, the writer of an option contract is obligated, upon the exercise of the option, to buy or sell an underlying asset at a specific price on or before a specified future date. The maximum risk of loss associated with writing put options is limited to the exercised fair value of the option contract. The maximum risk of loss associated with writing call options is potentially unlimited. The Fund also has the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. The Fund also may write over-the-counter options where completing the obligation depends upon the credit standing of the other party. Option contracts also involve the risk that they may result in loss due to unanticipated developments in market conditions or other causes. Written options are initially recorded as liabilities to the extent of premiums received and subsequently marked to market to reflect the current value of the option written. Gains or losses are realized when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option or the purchase cost for a written put option is adjusted by the amount of the premium received. Listed option contracts present minimal counterparty credit risk since they are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. A Fund’s maximum risk of loss from counterparty credit risk related to OTC option contracts is limited to the premium paid.

The Fund had transactions in options written during the period ended May 31, 2017, as follows:

	NUMBER OF	PREMIUMS
	CONTRACTS	RECEIVED
Options outstanding at August 31, 2016	49,815,602	$504,134
Options written	242	612,563
Options closed	(543)	(617,266)
Options expired	(49,815,301)	(499,431)
Options outstanding at May 31, 2017	-	$-

   FUTURES CONTRACTS — The Fund is subject to equity and other risk exposure in the normal course of pursuing its investment objectives. The Fund may use futures contracts for hedging or speculative purposes consistent with its investment objective. Upon entering into a futures contract, the Fund must deposit initial margin in addition to segregating cash or liquid assets sufficient to meet its obligation to purchase or provide securities, or to pay the amount owed at the expiration of an index-based futures contract. Such liquid assets may consist of cash, cash equivalents, liquid debt or equity securities or other acceptable assets. Pursuant to the futurescontract, the Fund agrees to receive from, or pay to the broker, an amount of cash equal to the daily fluctuation in value of the contract. Such a receipt of payment is known as a “variation margin” and is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contract.  Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. Use of long futures contracts subjects the Fund to risk of loss in excess of the amount shown on the Statement of Assets and Liabilities, up to the notional value of the futures contract. Use of short futures contracts subjects the Fund to unlimited risk of loss.

   FORWARD FOREIGN CURRENCY CONTRACTS — In the normal course of pursuing its investment objectives, the Fund is subject to foreign investment and currency risk. The Fund may enter into forward foreign currency contracts (“forward contracts”) for purposes of hedging, duration management, as a substitute for securities, to increase returns, for currency hedging or risk management, or to otherwise help achieve the Fund’s investment goal. These contracts are marked-to-market daily at the applicable translation rates. The Fund records realized gains or losses at the time the forward contract is closed. A forward contract is extinguished through a closing transaction or upon delivery of the currency or entering an offsetting contract. Risks may arise upon entering these contracts from the potential inability of a counterparty to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar or other currencies. A Fund’s maximum risk of loss from counterparty credit risk related to Forward Foreign Currency Contracts is the fair value of the contract. The risk may be mitigated to some extent if a master netting arrangement between a Fund and the counterparty is in place and to the extent a Fund obtains collateral to cover the Fund’s exposure to the counterparty.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

13

ALTAIR SMALLER COMPANIES FUND

Portfolio of Investments
May 31, 2017
(Unaudited)

	Number
	of Shares	Value
COMMON STOCKS - 92.2%
Advertising — 0.2%
MDC Partners, Inc., (Canada)	47,917	$397,711
Aerospace/Defense — 1.1%
Aerojet Rocketdyne Holdings, Inc.*	21,309	466,667
Aerovironment, Inc.*	1,433	44,480
Cubic Corp.	15,562	721,299
Curtiss-Wright Corp.	2,004	180,420
Kaman Corp.	2,787	134,640
KLX, Inc.*	9,064	438,607
Kratos Defense & Security Solutions, Inc.*	36,496	394,887
Moog, Inc.*	1,762	123,410
National Presto Industries, Inc.	728	77,496
Orbital ATK, Inc.	1,778	180,751
Triumph Group, Inc.	2,128	69,373
		2,832,030
Agriculture — 0.1%
Andersons, Inc., (The)	3,403	119,445
Universal Corp.	1,451	96,346
		215,791
Airlines — 0.2%
Allegiant Travel Co.	537	73,569
Hawaiian Holdings, Inc.*	2,251	112,775
SkyWest, Inc.	8,137	279,099
		465,443
Apparel — 0.6%
Iconix Brand Group, Inc.*	10,404	62,320
Lakeland Industries, Inc.*	16,085	184,977
Oxford Industries, Inc.	1,483	79,696
Rocky Brands, Inc.	26,890	383,183
Skechers U.S.A., Inc.*	6,336	161,695
Steven Madden Ltd.*	3,222	126,464
Superior Uniform Group, Inc.	17,022	328,525
Unifi, Inc.*	2,830	79,636
Wolverine World Wide, Inc.	5,464	142,064
		1,548,560
Auto Parts & Equipment — 1.2%
American Axle & Manufacturing Holdings, Inc.*	6,688	101,056
Gentherm, Inc.*	1,375	51,838
Motorcar Parts of America, Inc.*	64,046	1,861,817
Spartan Motors, Inc.	95,234	819,012
Superior Industries International, Inc.	2,532	49,374
Unique Fabricating, Inc.	23,520	218,501
		3,101,598
Banks — 5.3%
American River Bankshares	40,330	557,764
Atlantic Capital Bancshares, Inc.*	23,592	437,632
Bank of Commerce Holdings	51,140	554,869
Banner Corp.	1,722	92,454
Boston Private Financial Holdings, Inc.	14,098	204,421
Central Pacific Financial Corp.	3,272	98,978
City Holding Co.	4,208	265,483
CoBiz Financial, Inc.	13,008	204,746
Community Bank System, Inc.	1,997	107,359
CVB Financial Corp.	8,715	176,914
Farmers National Banc	36,520	494,846
FCB Financial Holdings, Inc.*	9,204	421,543
First BanCorp, (Puerto Rico)*	46,257	240,074
First Bancshares, Inc., (The)	14,000	391,300
First Citizens BancShares, Inc.	859	284,673
First Commonwealth Financial Corp.	11,374	139,673
First Financial Bancorp	7,350	184,117
First Financial Bankshares, Inc.	6,581	251,723

 The accompanying notes are an integral part of the portfolio of investments.

First Northwest Bancorp*	20,840	340,109
Franklin Financial Network, Inc.*	6,217	242,463
Glacier Bancorp, Inc.	3,879	125,137
Heritage Commerce Corp.	21,264	286,213
Home BancShares, Inc.	11,434	267,670
Hope Bancorp, Inc.	14,673	255,457
Horizon Bancorp	22,855	581,431
Independent Bank Corp. Rockland MA	1,226	74,112
Live Oak Bancshares, Inc.	17,830	435,943
MB Financial, Inc.	6,569	270,511
Midland States Bancorp, Inc.	9,890	345,557
MidSouth Bancorp, Inc.	36,980	526,965
Northeast Bancorp	23,830	461,111
Northrim BanCorp, Inc.	11,610	344,817
OFG Bancorp	9,765	91,303
Opus Bank	3,209	68,994
Oritani Financial Corp.	1,425	23,584
Orrstown Financial Services, Inc.	14,240	300,464
People's Utah Bancorp	20,790	532,224
Premier Financial Bancorp, Inc.	31,280	618,093
PrivateBancorp, Inc.	2,852	169,951
Seacoast Banking Corp. of Florida*	8,249	186,097
Southside Bancshares, Inc.	4,513	146,946
Texas Capital Bancshares, Inc.*	1,396	102,466
Tompkins Financial Corp.	1,660	125,844
TriState Capital Holdings, Inc.*	11,435	265,292
TrustCo Bank Corp., NY	19,387	142,494
UMB Financial Corp.	3,746	262,332
United Bankshares, Inc.	8,595	328,759
United Community Banks, Inc.	3,164	81,536
Walker & Dunlop, Inc.*	1,239	57,874
West Bancorporation, Inc.	11,050	242,548
Westamerica Bancorp	2,698	138,434
		13,551,300
Beverages — 0.6%
Farmer Brothers Co.*	21,549	646,470
MGP Ingredients, Inc.	8,238	421,868
Primo Water Corp.*	15,063	185,124
Reed's, Inc.*	53,398	165,534
		1,418,996
Biotechnology — 2.3%
AMAG Pharmaceuticals, Inc.*	2,656	45,949
ANI Pharmaceuticals, Inc.*	2,019	88,210
Applied Genetic Technologies Corp.*	15,319	79,659
Audentes Therapeutics, Inc.*	12,868	183,626
Blueprint Medicines Corp.*	20,470	734,464
Cambrex Corp.*	1,471	79,140
ChromaDex Corp.*	48,795	160,048
CytomX Therapeutics, Inc.*	15,970	225,017
Exact Sciences Corp.*	7,212	263,022
Foundation Medicine, Inc.*	12,134	461,092
Immunomedics, Inc.*	39,143	295,530
Ligand Pharmaceuticals, Inc.*	1,187	128,528
Loxo Oncology, Inc.*	17,766	811,018
Medicines Co., (The)*	4,827	191,970
Momenta Pharmaceuticals, Inc.*	8,455	122,598
NeoGenomics, Inc.*	103,250	780,570
Organovo Holdings, Inc.*	45,573	128,971
Otonomy, Inc.*	29,328	359,268
Ovid therapeutics, Inc.*	12,061	153,778
Paratek Pharmaceuticals, Inc.*	7,287	146,104
Spectrum Pharmaceuticals, Inc.*	20,105	113,794
Sunesis Pharmaceuticals, Inc.*	16,125	47,730
Versartis, Inc.*	11,627	178,474
		5,778,560
Building Materials — 1.7%
AAON, Inc.	2,382	86,169
Apogee Enterprises, Inc.	9,407	501,205
Armstrong Flooring, Inc.*	31,410	580,771
Armstrong World Industries, Inc.*	13,422	559,026
Aspen Aerogels, Inc.*	39,368	177,943
Foundation Building Materials, Inc.*	22,443	302,980

The accompanying notes are an integral part of the portfolio of investments.

Gibraltar Industries, Inc.*	4,141	128,785
Griffon Corp.	4,619	100,232
M/I Homes, Inc.*	5,970	168,294
New Relic, Inc.*	12,103	528,538
Patrick Industries, Inc.*	2,340	154,908
Ply Gem Holdings, Inc.*	11,798	192,897
Simpson Manufacturing Co., Inc.	2,069	83,132
Summit Materials, Inc.*	16,827	451,973
Universal Forest Products, Inc.	2,701	237,499
		4,254,352
Chemicals — 1.4%
A Schulman, Inc.	2,902	85,029
Aceto Corp.	8,931	126,373
AdvanSix, Inc.*	11,619	334,279
Balchem Corp.	1,142	89,898
Chemours Co., (The)	9,276	370,947
Hawkins, Inc.	7,480	351,934
HB Fuller Co.	4,743	240,707
Innophos Holdings, Inc.	2,039	86,229
Innospec, Inc.	1,121	71,744
KMG Chemicals, Inc.	6,255	349,842
Koppers Holdings, Inc.*	2,012	72,533
Kraton Corp.*	2,728	88,114
Landec Corp.*	68,678	961,492
Rayonier Advanced Materials, Inc.	6,815	118,513
Stepan Co.	2,701	228,559
		3,576,193
Coal — 0.1%
SunCoke Energy, Inc.*	4,934	43,123
US Geothermal, Inc.*	69,249	259,684
		302,807
Commercial Services — 6.2%
ABM Industries, Inc.	3,179	136,824
Alarm.com Holdings, Inc.*	10,435	339,659
Albany Molecular Research, Inc.*	4,429	86,188
AMN Healthcare Services, Inc.*	3,294	119,407
ARC Document Solutions, Inc.*	113,670	376,248
AstroNova, Inc.	18,890	263,515
Barrett Business Services, Inc.	16,765	956,779
BG Staffing, Inc.	41,080	667,139
Brink's Co., (The)	4,054	255,807
CAI International, Inc.*	48,770	938,823
Capella Education Co.	1,954	169,119
Cardtronics PLC*	1,985	67,986
Care.com, Inc.*	61,157	939,983
Chegg, Inc.*	53,440	641,280
CRA International, Inc.	13,460	465,312
Everi Holdings, Inc.*	28,506	190,705
Green Dot Corp.*	4,948	181,790
Hackett Group, Inc., (The)	9,888	144,958
Healthcare Services Group, Inc.	3,392	162,375
HealthEquity, Inc.*	12,577	576,027
HMS Holdings Corp.*	9,256	168,644
Hostess Brands, Inc.*	37,333	587,621
Insperity, Inc.	1,146	86,466
Kelly Services, Inc.	22,612	525,277
Korn/Ferry International	4,210	135,183
Landauer, Inc.	903	44,112
LSC Communications, Inc.	2,933	62,385
MarketAxess Holdings, Inc.	2,439	464,825
Matthews International Corp.	1,608	102,510
Medifast, Inc.	14,160	589,198
MINDBODY, Inc.*	16,656	467,201
Monro Muffler Brake, Inc.	1,586	78,666
Navigant Consulting, Inc.*	3,071	59,854
Nutrisystem, Inc.	7,646	397,974
On Assignment, Inc.*	3,035	159,034
PAREXEL International Corp.*	1,060	85,669
PFSweb, Inc.*	49,105	339,316
Rent-A-Center, Inc.	9,822	112,069
Resources Connection, Inc.	42,081	528,116
RR Donnelley & Sons Co.	6,331	75,466
ServiceSource International, Inc.*	102,687	355,297
SP Plus Corp.*	30,954	913,143

The accompanying notes are an integral part of the portfolio of investments.

Strayer Education, Inc.	4,421	391,037
Team, Inc.*	2,595	66,562
TechTarget, Inc.*	18,155	165,211
Teladoc, Inc.*	20,098	614,999
TrueBlue, Inc.*	2,445	65,648
Viad Corp.	7,930	350,110
		15,671,517
Computers — 4.7%
Brocade Communications Systems, Inc.	4,278	54,031
CACI International, Inc.*	1,145	140,949
Computer Services, Inc.	17,369	790,290
Digimarc Corp.*	12,434	433,325
DMC Global, Inc.	73,802	933,595
Electronics For Imaging, Inc.*	11,503	545,472
Engility Holdings, Inc.*	2,262	59,558
Everspin Technologies, Inc.*	22,887	411,508
ExlService Holdings, Inc.*	1,497	78,398
Icad, Inc.*	71,137	329,364
Insight Enterprises, Inc.*	2,176	90,391
KEYW Holding Corp., (The)*	35,289	325,012
MAXIMUS, Inc.	1,853	115,034
Mercury Systems, Inc.*	32,971	1,311,257
Mitek Systems, Inc.*	88,303	688,763
MTS Systems Corp.	769	39,873
Nutanix, Inc.*	12,222	227,940
PAR Technology Corp.*	19,388	168,094
Quantum Corp.*	77,363	656,812
Radisys Corp.*	207,470	782,162
Super Micro Computer, Inc.*	3,359	82,631
Sykes Enterprises, Inc.*	18,179	605,906
TeleTech Holdings, Inc.	3,501	148,968
USA Technologies, Inc.*	145,980	678,807
Varonis Systems, Inc.*	12,330	448,196
VeriFone Systems, Inc.*	45,110	825,062
Vocera Communications, Inc.*	38,366	1,025,523
		11,996,921
Cosmetics/Personal Care — 0.2%
elf Beauty, Inc.*	18,105	443,029
Inter Parfums, Inc.	2,289	79,657
		522,686
Distribution/Wholesale — 0.9%
Anixter International, Inc.*	1,549	116,949
Fossil Group, Inc.*	5,122	55,164
G-III Apparel Group Ltd.*	2,570	50,295
Pool Corp.	2,106	250,888
ScanSource, Inc.*	1,959	74,442
SiteOne Landscape Supply, Inc.*	17,080	908,314
Titan Machinery, Inc.*	53,534	902,048
		2,358,100
Diversified Financial Services — 2.5%
Blackhawk Network Holdings, Inc.*	40,225	1,743,754
Encore Capital Group, Inc.*	4,540	164,348
Enova International, Inc.*	41,598	553,253
Evercore Partners, Inc.	1,107	75,055
Financial Engines, Inc.	3,587	135,947
FNFV Group*	129,655	1,808,687
Greenhill & Co, Inc.	6,119	123,910
Interactive Brokers Group, Inc.	3,063	106,837
Investment Technology Group, Inc.	2,378	47,394
PRA Group, Inc.*	3,304	114,979
Silvercrest Asset Management Group, Inc.	56,472	691,782
WageWorks, Inc.*	9,722	687,831
World Acceptance Corp.*	2,155	168,349
		6,422,126
Electric — 0.2%
ALLETE, Inc.	4,232	310,586
Avista Corp.	1,395	59,762
El Paso Electric Co.	1,366	73,764
		444,112

The accompanying notes are an integral part of the portfolio of investments.

Electrical Components & Equipment — 0.8%
Advanced Energy Industries, Inc.*	2,466	189,709
Encore Wire Corp.	1,278	52,845
EnerSys	3,171	234,844
General Cable Corp.	4,266	70,602
Graham Corp.	14,664	306,918
Littelfuse, Inc.	3,748	606,989
SPX Corp.*	4,521	108,911
Universal Display Corp.	4,279	485,239
		2,056,057
Electronics — 2.2%
Brady Corp.	2,928	105,115
Coherent, Inc.*	1,014	251,624
CyberOptics Corp.*	5,403	118,596
ESCO Technologies, Inc.	9,935	572,256
FARO Technologies, Inc.*	2,255	78,361
II-VI, Inc., (Canada)*	3,812	114,360
IMAX Corp., (Canada)*	13,304	333,265
Itron, Inc.*	4,655	314,911
Ituran Location and Control Ltd., (Israel)	21,201	682,672
Methode Electronics, Inc.	2,476	99,411
Napco Security Technologies, Inc.*	51,080	487,814
OSI Systems, Inc.*	5,966	472,448
Plexus Corp.*	2,641	137,279
Rogers Corp.*	6,163	654,572
Sanmina Corp.*	6,648	243,317
TTM Technologies, Inc.*	8,548	138,820
ZAGG, Inc.*	92,650	773,628
		5,578,449
Energy-Alternate Sources — 0.4%
Green Plains, Inc.	3,277	69,964
REX American Resources Corp.*	2,668	253,780
TPI Composites, Inc.*	33,698	573,540
		897,284
Engineering & Construction — 2.2%
Aegion Corp.*	25,518	505,001
Argan, Inc.	1,372	81,017
Comfort Systems USA, Inc.	4,006	138,007
Dycom Industries, Inc.*	7,728	650,620
EMCOR Group, Inc.	4,741	298,778
Exponent, Inc.	1,390	82,427
Granite Construction, Inc.	13,033	610,726
MasTec, Inc.*	11,210	475,304
MYR Group, Inc.*	4,168	122,372
NV5 Global, Inc.*	28,950	1,062,465
Primoris Services Corp.	18,296	424,467
Sterling Construction Co., Inc.*	61,140	622,405
TopBuild Corp.*	11,470	614,219
		5,687,808
Entertainment — 0.8%
Eldorado Resorts, Inc.*	17,572	364,619
International Speedway Corp.	25,482	899,515
Pinnacle Entertainment, Inc.*	3,069	60,122
Red Rock Resorts, Inc.	19,197	453,817
Scientific Games Corp.*	6,167	143,074
		1,921,147
Environmental Control — 0.4%
Casella Waste Systems, Inc.*	22,216	311,468
Hudson Technologies, Inc.*	36,843	300,639
Tetra Tech, Inc.	3,198	146,948
US Ecology, Inc.	6,007	300,500
		1,059,555
Food — 1.1%
B&G Foods, Inc.	4,803	194,762
Calavo Growers, Inc.	4,520	306,004
Cal-Maine Foods, Inc.*	1,688	62,794
Darling Ingredients, Inc.*	8,943	140,137
DineEquity, Inc.	3,398	155,458
Ingles Markets, Inc.	28,520	1,043,832
J&J Snack Foods Corp.	681	88,598
Lifeway Foods, Inc.*	31,140	305,795

The accompanying notes are an integral part of the portfolio of investments.

Sanderson Farms, Inc.	1,371	162,738
Snyder's-Lance, Inc.	3,587	131,822
SpartanNash Co.	2,270	67,646
SUPERVALU, Inc.*	20,114	77,439
		2,737,025
Forest Products & Paper — 0.1%
Clearwater Paper Corp.*	1,300	60,255
Neenah Paper, Inc.	743	57,954
PH Glatfelter Co.	2,957	54,202
Schweitzer-Mauduit International, Inc.	1,143	42,611
		215,022
Gas — 0.4%
New Jersey Resources Corp.	2,340	98,046
Northwest Natural Gas Co.	2,390	146,388
South Jersey Industries, Inc.	4,502	163,918
Southwest Gas Holdings, Inc.	1,612	128,267
Spire, Inc.	5,337	378,126
		914,745
Hand / Machine Tools — 0.3%
Franklin Electric Co., Inc.	1,615	61,693
Hardinge, Inc.	48,620	588,302
		649,995
Healthcare-Products — 5.3%
Abaxis, Inc.	1,761	85,232
ABIOMED, Inc.*	1,897	260,705
Alpha Pro Tech Ltd.*	44,141	123,595
AxoGen, Inc.*	30,361	450,861
Axon Enterprise, Inc.*	5,340	128,213
Biolase, Inc.*	194,035	215,379
BioTelemetry, Inc.*	15,543	448,416
Cantel Medical Corp.	1,814	141,165
Cardiovascular Systems, Inc.*	14,727	442,252
CRH Medical Corp., (Canada)*	110,080	665,984
CryoLife, Inc.*	35,672	651,014
Digirad Corp.	62,771	244,807
Haemonetics Corp.*	3,260	132,943
ICU Medical, Inc.*	578	93,231
Inogen, Inc.*	7,863	696,976
Integra LifeSciences Holdings Corp.*	13,008	654,953
Intersect ENT, Inc.*	7,939	200,857
Invacare Corp.	5,623	79,565
Invuity, Inc.*	54,584	398,463
iRadimed Corp.*	23,307	189,952
iRhythm Technologies, Inc.*	18,289	634,263
K2M Group Holdings, Inc.*	37,208	846,482
LeMaitre Vascular, Inc.	20,841	636,901
Luminex Corp.	1,615	32,720
Masimo Corp.*	3,409	296,719
Mazor Robotics Ltd., (Israel) ADR*	4,962	205,476
Meridian Bioscience, Inc.	2,591	35,756
Merit Medical Systems, Inc.*	19,274	684,227
MiMedx Group, Inc.*	5,571	76,211
NanoString Technologies, Inc.*	7,712	141,438
NuVasive, Inc.*	2,621	196,654
Orthofix International N.V.*	4,441	185,056
Penumbra, Inc.*	5,506	456,172
Repligen Corp.*	15,645	613,910
Spectranetics Corp., (The)*	27,258	735,966
Tactile Systems Technology, Inc.*	25,203	613,189
West Pharmaceutical Services, Inc.	7,912	767,622
		13,463,325
Healthcare-Services — 1.4%
Almost Family, Inc.*	8,660	497,084
Amedisys, Inc.*	2,217	132,843
Chemed Corp.	621	127,094
Clearside Biomedical, Inc.*	19,156	131,793
Community Health Systems, Inc.*	9,435	83,500
Ensign Group, Inc., (The)	2,070	38,047
Kindred Healthcare, Inc.	11,793	115,571
LHC Group, Inc.*	2,720	163,744
Magellan Health, Inc.*	2,346	161,288
Natera, Inc.*	22,924	234,742

The accompanying notes are an integral part of the portfolio of investments.

Providence Service Corp., (The)*	2,212	103,389
Psychemedics Corp.	22,388	463,208
Tivity Health, Inc.*	32,461	1,102,051
US Physical Therapy, Inc.	4,377	276,845
		3,631,199
Home Builders — 1.4%
Century Communities, Inc.*	14,664	365,134
Installed Building Products, Inc.*	8,531	423,138
LGI Homes, Inc.*	13,498	437,335
Meritage Homes Corp.*	3,035	121,096
PICO Holdings, Inc.*	49,178	804,060
TRI Pointe Group, Inc.*	36,523	451,790
UCP, Inc.*	32,040	352,440
William Lyon Homes*	19,009	430,554
Winnebago Industries, Inc.	5,231	128,160
		3,513,707
Home Furnishings — 0.7%
American Woodmark Corp.*	1,043	96,790
Ethan Allen Interiors, Inc.	1,908	51,421
Hooker Furniture Corp.	8,270	354,783
iRobot Corp.*	968	89,753
RH*	2,622	147,120
Select Comfort Corp.*	30,463	877,334
Universal Electronics, Inc.*	2,113	136,500
		1,753,701
Household Products / Wares — 0.4%
Acme United Corp.	15,224	436,168
SodaStream International Ltd., (Israel)*	9,545	505,694
WD-40 Co.	995	105,172
		1,047,034
Housewares — 0.4%
Lifetime Brands, Inc.	33,640	618,976
Toro Co., (The)	5,348	366,285
		985,261
Insurance — 1.7%
American Equity Investment Life Holding Co.	11,107	278,341
American National Insurance Co.	3,950	464,243
Employers Holdings, Inc.	3,729	149,346
Health Insurance Innovations, Inc.*	9,830	218,717
Heritage Insurance Holdings, Inc.	37,940	483,356
Horace Mann Educators Corp.	2,570	98,302
Infinity Property & Casualty Corp.	1,346	128,879
NMI Holdings, Inc.*	16,214	168,626
ProAssurance Corp.	2,565	152,746
RLI Corp.	1,478	82,088
Safety Insurance Group, Inc.	1,702	113,268
Selective Insurance Group, Inc.	3,866	197,553
White Mountains Insurance Group Ltd., (Bermuda)	2,198	1,890,456
		4,425,921
Internet — 3.1%
8x8, Inc.*	17,354	236,882
Angie's List, Inc.*	19,991	240,692
Blucora, Inc.*	3,569	73,165
Boingo Wireless, Inc.*	45,803	736,054
ePlus, Inc.*	6,468	509,355
FireEye, Inc.*	31,823	477,027
HealthStream, Inc.*	2,625	73,159
magicJack VocalTec Ltd., (Israel)*	100,760	639,826
Match Group, Inc.*	19,334	376,626
Meet Group, Inc., (The)*	137,770	637,875
Mimecast Ltd., (United Kingdom)*	29,645	795,079
NIC, Inc.	3,334	67,514
Okta, Inc.*	18,326	478,309
Q2 Holdings, Inc.*	14,426	571,270
Reis, Inc.	17,428	329,389
RingCentral, Inc.*	6,980	238,018
Stamps.com, Inc.*	1,004	138,452
Trade Desk, Inc., (The)*	9,226	507,430
Wix.com Ltd., (Israel)*	6,209	457,603
Zendesk, Inc.*	15,259	396,429
		7,980,154
 The accompanying notes are an integral part of the portfolio of investments.

Investment Companies — 0.5%
Acacia Research Corp.*	113,500	448,325
Capital Southwest Corp.	31,456	497,320
PennantPark Floating Rate Capital Ltd.	25,957	365,734
		1,311,379
Iron / Steel — 0.0%
AK Steel Holding Corp.*	14,144	86,278
Leisure Time — 1.0%
Callaway Golf Co.	29,148	371,346
Fox Factory Holding Corp.*	18,865	619,715
Lindblad Expeditions Holdings, Inc.*	51,954	494,602
Malibu Boats, Inc.*	12,974	314,620
MCBC Holdings, Inc.	14,411	277,124
Planet Fitness, Inc.	22,114	483,191
		2,560,598
Lodging — 0.9%
Belmond Ltd., (Bermuda)*	10,812	133,528
Boyd Gaming Corp.	23,497	597,059
Civeo Corp., (Canada)*	46,659	86,786
ILG, Inc.	8,186	220,531
La Quinta Holdings, Inc.*	57,600	798,336
Monarch Casino & Resort, Inc.*	10,947	330,052
		2,166,292
Machinery-Construction & Mining — 0.1%
ASV Holdings, Inc.*	35,580	281,794
Machinery-Diversified — 2.0%
Albany International Corp.	1,126	54,386
Altra Industrial Motion Corp.	5,574	240,797
Applied Industrial Technologies, Inc.	1,045	64,529
Chart Industries, Inc.*	2,562	88,005
Columbus McKinnon Corp.	17,310	483,641
Hurco Cos., Inc.	15,730	457,743
Kadant, Inc.	2,057	158,080
Manitex International, Inc.*	85,150	611,377
NN, Inc.	31,290	894,894
SPX FLOW, Inc.*	10,543	393,570
Tennant Co.	1,504	105,280
Twin Disc, Inc.*	54,967	983,909
Welbilt, Inc.*	23,044	445,671
		4,981,882
Media — 0.3%
EW Scripps Co., (The)*	5,671	97,428
Gannett Co., Inc.	8,195	64,331
Scholastic Corp.	1,251	53,205
TiVo Corp.	7,248	129,014
Tribune Media Co.	13,947	532,775
		876,753
Metal Fabricate/Hardware — 0.5%
CIRCOR International, Inc.	889	57,305
Mueller Industries, Inc.	4,223	119,426
Mueller Water Products, Inc.	33,035	369,331
Northwest Pipe Co.*	37,210	530,615
TimkenSteel Corp.*	8,182	107,184
		1,183,861
Mining — 0.8%
A-Mark Precious Metals, Inc.	22,692	368,291
Century Aluminum Co.*	18,637	268,746
Kaiser Aluminum Corp.	1,039	85,572
Keane Group, Inc.*	24,453	376,087
Materion Corp.	1,920	65,664
United States Lime & Minerals, Inc.	4,143	324,894
US Silica Holdings, Inc.	12,361	469,718
		1,958,972
Miscellaneous Manufacturing — 1.7%
Actuant Corp.	1,678	43,544
Boise Cascade Co.*	3,023	81,470
Core Molding Technologies, Inc.*	16,333	341,850
EnPro Industries, Inc.	2,498	166,891
Fabrinet, (Cayman Islands)*	3,054	107,592
FreightCar America, Inc.	20,702	346,966
Globus Medical, Inc.*	7,568	232,716
Harsco Corp.*	14,378	214,232
Hillenbrand, Inc.	2,960	105,672

The accompanying notes are an integral part of the portfolio of investments.

John Bean Technologies Corp.	7,430	641,209
Kornit Digital Ltd., (Israel)*	37,664	630,872
LCI Industries	1,629	144,981
Nautilus, Inc.*	3,638	66,030
Novadaq Technologies, Inc., (Canada)*	48,344	334,057
Nuvectra Corp.*	20,298	195,673
Proto Labs, Inc.*	1,026	65,664
Sevcon, Inc.*	10,817	160,416
Sturm Ruger & Co., Inc.	1,630	103,831
Vista Outdoor, Inc.*	20,980	440,160
		4,423,826
Office Furnishings — 0.0%
Interface, Inc.	3,053	62,739
Oil & Gas — 2.1%
Atwood Oceanics, Inc.*	25,664	257,667
Bill Barrett Corp.*	19,349	66,948
Callon Petroleum Co.*	34,845	394,445
Denbury Resources, Inc.*	31,088	47,565
Earthstone Energy, Inc.*	10,741	112,244
Evolution Petroleum Corp.	27,294	199,246
Gran Tierra Energy, Inc.*	86,490	201,522
Matador Resources Co.*	15,745	358,829
MRC Global, Inc.*	23,827	430,077
Murphy USA, Inc.*	21,975	1,494,959
PBF Energy, Inc.	22,670	437,984
PDC Energy, Inc.*	7,337	364,355
QEP Resources, Inc.*	28,770	287,700
Resolute Energy Corp.*	10,322	404,622
Rosehill Resources, Inc.*	13,432	116,926
SRC Energy, Inc.*	13,188	90,733
Unit Corp.*	4,358	77,703
		5,343,525
Oil & Gas Services — 0.8%
Bristow Group, Inc.	3,021	19,788
Flotek Industries, Inc.*	5,288	52,245
Helix Energy Solutions Group, Inc.*	17,356	86,433
Mammoth Energy Services, Inc.*	9,719	176,594
Natural Gas Services Group, Inc.*	24,672	646,406
NCS Multistage Holdings, Inc.*	10,180	267,123
Profire Energy, Inc.*	179,580	260,391
Select Energy Services, Inc.*	11,815	179,352
Solaris Oilfield Infrastructure, Inc.*	19,052	219,098
Tesco Corp., (Canada)*	38,043	176,900
		2,084,330
Packaging & Containers — 0.1%
KapStone Paper and Packaging Corp.	4,714	99,607
Multi-Color Corp.	610	52,399
		152,006
Pharmaceuticals — 2.6%
Aclaris Therapeutics, Inc.*	8,371	199,062
Adaptimmune Therapeutics PLC, (United Kindom) ADR*	38,748	204,589
Aerie Pharmaceuticals, Inc.*	3,328	184,538
Akorn, Inc.*	8,559	284,758
Anika Therapeutics, Inc.*	1,077	49,833
Chimerix, Inc.*	16,541	74,104
Collegium Pharmaceutical, Inc.*	48,209	396,278
Concert Pharmaceuticals, Inc.*	13,651	171,457
Diplomat Pharmacy, Inc.*	4,301	73,719
Eagle Pharmaceuticals, Inc.*	5,611	409,322
Emergent BioSolutions, Inc.*	3,096	98,855
Enanta Pharmaceuticals, Inc.*	4,093	123,117
Foamix Pharmaceuticals Ltd., (Israel)*	28,035	123,634
Global Blood Therapeutics, Inc.*	6,332	170,964
Heska Corp.*	3,663	361,392
Impax Laboratories, Inc.*	6,603	100,696
Imprimis Pharmaceuticals, Inc.*	58,603	182,841
Innoviva, Inc.*	9,226	112,742
Kindred Biosciences, Inc.*	29,218	198,682
La Jolla Pharmaceutical Co.*	6,617	189,246
MyoKardia, Inc.*	14,766	190,481
Natural Grocers by Vitamin Cottage, Inc.*	82,684	819,398
Nature's Sunshine Products, Inc.*	19,746	249,787

The accompanying notes are an integral part of the portfolio of investments.

Nektar Therapeutics*	11,411	226,851
Neogen Corp.*	1,733	109,682
Patheon N.V., (Netherlands)*	13,880	481,775
Phibro Animal Health Corp.	2,922	103,001
Prestige Brands Holdings, Inc.*	4,121	207,616
Revance Therapeutics, Inc.*	14,143	314,682
Teligent, Inc.*	20,540	170,071
		6,583,173
Real Estate — 0.2%
Farmland Partners, Inc.	27,757	270,076
HFF, Inc.	2,032	63,378
Marcus & Millichap, Inc.*	9,954	240,688
		574,142
REITS — 1.4%
Agree Realty Corp.	1,641	74,715
Altisource Residential Corp.	19,226	264,165
CareTrust REIT, Inc.	3,664	66,868
CBL & Associates Properties, Inc.	6,229	47,901
CoreSite Realty Corp.	1,355	142,654
DiamondRock Hospitality Co.	8,155	90,439
EastGroup Properties, Inc.	2,590	210,930
GEO Group, Inc., (The)	10,642	318,621
Getty Realty Corp.	6,147	154,597
Government Properties Income Trust	6,612	142,819
Healthcare Realty Trust, Inc.	7,137	237,377
Hersha Hospitality Trust	3,233	60,166
Kite Realty Group Trust	4,540	81,584
Lexington Realty Trust	12,112	116,396
LTC Properties, Inc.	3,774	181,907
Medical Properties Trust, Inc.	5,867	75,978
Monmouth Real Estate Investment Corp.	15,900	232,140
Parkway, Inc.	3,279	65,383
PS Business Parks, Inc.	1,242	156,840
Retail Opportunity Investments Corp.	3,666	72,440
Sabra Health Care REIT, Inc.	8,635	202,318
Summit Hotel Properties, Inc.	6,963	124,638
Universal Health Realty Income Trust	3,063	219,740
Urstadt Biddle Properties, Inc.	5,810	108,763
		3,449,379
Retail — 5.8%
Abercrombie & Fitch Co.	5,297	69,867
Asbury Automotive Group, Inc.*	12,063	674,925
Ascena Retail Group, Inc.*	30,266	53,571
Barnes & Noble Education, Inc.*	5,834	55,365
Barnes & Noble, Inc.	11,047	74,015
Big 5 Sporting Goods Corp.	43,516	604,872
Biglari Holdings, Inc.*	2,123	807,186
BJ's Restaurants, Inc.*	2,592	116,122
BMC Stock Holdings, Inc.*	20,285	395,558
Bob Evans Farms, Inc.	1,288	90,688
Buckle, Inc., (The)	4,223	71,791
Build-A-Bear Workshop, Inc.*	54,870	589,853
Casey's General Stores, Inc.	1,888	219,744
Cato Corp., (The)	7,585	152,914
Children's Place, Inc., (The)	1,027	111,121
Chuy's Holdings, Inc.*	10,304	277,178
Core-Mark Holding Co, Inc.	2,058	70,075
Cracker Barrel Old Country Store, Inc.	790	131,780
Del Taco Restaurants, Inc.*	42,306	542,786
Express, Inc.*	7,411	57,509
EZCORP, Inc.*	6,969	59,236
Finish Line, Inc., (The)	5,963	84,138
FirstCash, Inc.	2,930	157,194
Five Below, Inc.*	8,120	416,556
Francesca's Holdings Corp.*	4,785	60,578
Freshpet, Inc.*	19,989	303,833
Group 1 Automotive, Inc.	1,277	76,812
Guess, Inc.	6,372	76,719
Habit Restaurants, Inc., (The)*	47,233	876,172
Ingevity Corp.*	2,186	129,127
J Alexander's Holdings, Inc.*	44,816	508,662
Jack in the Box, Inc.	4,142	441,454

The accompanying notes are an integral part of the portfolio of investments.

Liberty Expedia Holdings, Inc.*	26,940	1,405,460
Lumber Liquidators Holdings, Inc.*	12,500	362,250
MarineMax, Inc.*	15,948	287,861
New Age Beverages Corp.*	56,383	323,638
Ollie's Bargain Outlet Holdings, Inc.*	11,955	491,948
Papa John's International, Inc.	1,043	84,034
PC Connection, Inc.	18,470	481,698
PCM, Inc.*	31,070	612,079
PetMed Express, Inc.	9,774	342,970
Red Robin Gourmet Burgers, Inc.*	3,959	285,345
Regis Corp.*	8,320	78,624
Sportsman's Warehouse Holdings, Inc.*	19,600	114,268
Tailored Brands, Inc.	4,128	43,839
Texas Roadhouse, Inc.	2,804	137,172
Tile Shop Holdings, Inc.	16,454	323,321
Vitamin Shoppe, Inc.*	2,328	27,005
Wingstop, Inc.	13,855	395,006
World Fuel Services Corp.	16,400	579,576
Zumiez, Inc.*	5,514	78,575
		14,812,070
Savings & Loans — 0.8%
Astoria Financial Corp.	5,686	105,305
BofI Holding, Inc.*	3,461	76,834
Brookline Bancorp, Inc.	9,875	136,275
Dime Community Bancshares, Inc.	9,831	186,789
FS Bancorp, Inc.	8,700	384,975
Meta Financial Group, Inc.	7,800	667,680
Sterling Bancorp	23,869	511,990
		2,069,848
Semiconductors — 5.0%
Amtech Systems, Inc.*	49,540	399,788
AXT, Inc.*	141,409	940,370
Cabot Microelectronics Corp.	1,581	119,350
Cavium, Inc.*	7,621	556,104
Cirrus Logic, Inc.*	3,525	232,474
Cohu, Inc.	37,210	682,059
Entegris, Inc.*	19,160	473,252
Ichor Holdings Ltd.*	45,532	1,069,091
Impinj, Inc.*	24,907	1,087,191
Kulicke & Soffa Industries, Inc.*	6,419	142,181
Magnachip Semiconductor Corp.*	23,838	203,815
Microsemi Corp.*	4,990	245,059
MKS Instruments, Inc.	7,086	579,280
Monolithic Power Systems, Inc.	6,902	677,776
NVE Corp.	3,554	280,553
Power Integrations, Inc.	9,622	644,193
Rambus, Inc.*	3,550	42,032
Rudolph Technologies, Inc.*	21,360	510,504
Semtech Corp.*	18,482	706,012
Silicon Laboratories, Inc.*	6,092	455,682
SMART Global Holdings, Inc., (Cayman Islands)*	28,984	379,690
Ultra Clean Holdings, Inc.*	42,680	974,811
Veeco Instruments, Inc.*	10,043	315,853
Xcerra Corp.*	101,110	981,778
Xperi Corp.	1,105	33,868
		12,732,766
Software — 7.0%
Alteryx, Inc.*	20,183	380,651
Amber Road, Inc.*	70,756	511,566
American Software, Inc.	29,780	319,837
Apptio, Inc.*	34,618	571,889
Asure Software, Inc.*	51,300	795,150
Blackbaud, Inc.	2,160	178,697
Bottomline Technologies de, Inc.*	2,442	61,074
Box, Inc.*	25,816	482,759
Callidus Software, Inc.*	21,233	507,469
Castlight Health, Inc.*	80,483	281,690
Computer Programs & Systems, Inc.	31,316	1,045,954
Control4 Corp.*	21,111	419,053
Cotiviti Holdings, Inc.*	11,838	451,383
Coupa Software, Inc.*	14,746	504,608
CSG Systems International, Inc.	23,078	920,581

The accompanying notes are an integral part of the portfolio of investments.

Ebix, Inc.	2,006	111,032
Everbridge, Inc.*	30,872	798,350
Five9, Inc.*	34,714	780,024
HubSpot, Inc.*	6,616	477,014
InnerWorkings, Inc.*	57,700	625,468
Instructure, Inc.*	18,558	495,499
j2 Global, Inc.	1,848	156,378
LivePerson, Inc.*	9,192	87,784
Manhattan Associates, Inc.*	3,298	154,478
ManTech International Corp.	2,301	88,128
Materialise NV, (Belgium) ADR*	2,515	32,167
Medidata Solutions, Inc.*	9,452	672,793
MicroStrategy, Inc.*	3,656	666,708
Omnicell, Inc.*	2,230	88,977
Progress Software Corp.	5,306	154,935
PROS Holdings, Inc.*	32,462	969,640
QAD, Inc.	21,362	695,333
Quality Systems, Inc.*	3,902	59,935
SharpSpring, Inc.*	41,925	182,374
Simulations Plus, Inc.	55,587	678,161
SYNNEX Corp.	1,652	183,801
Take-Two Interactive Software, Inc.*	12,291	943,211
Talend S.A., (France) ADR*	14,498	475,099
Telenav, Inc.*	27,389	223,220
Virtusa Corp.*	21,293	617,923
		17,850,793
Telecommunications — 2.9%
ADTRAN, Inc.	5,633	108,435
ATN International, Inc.	10,459	684,437
CalAmp Corp.*	4,959	93,725
Cincinnati Bell, Inc.*	3,324	56,508
Comtech Telecommunications Corp.	46,030	664,213
Consolidated Communications Holdings, Inc.	3,015	60,059
Extreme Networks, Inc.*	33,288	320,563
Gigamon, Inc.*	11,406	435,139
GTT Communications, Inc.*	24,599	793,318
Iridium Communications, Inc.*	9,628	95,317
LogMeIn, Inc.	1,382	153,402
Lumos Networks Corp.*	3,909	70,049
NETGEAR, Inc.*	2,616	109,741
Oclaro, Inc.*	37,036	328,880
ORBCOMM, Inc.*	108,975	1,067,955
Quantenna Communications, Inc.*	20,124	384,771
RigNet, Inc.*	8,937	149,695
Sierra Wireless, Inc., (Canada)*	16,476	445,676
Telephone & Data Systems, Inc.	21,703	619,187
Viavi Solutions, Inc.*	23,640	265,477
Vonage Holdings Corp.*	65,379	451,769
		7,358,316
Textiles — 0.7%
UniFirst Corp.	11,646	1,650,238
Transportation — 2.3%
Air Transport Services Group, Inc.*	79,700	1,900,845
ArcBest Corp.	4,606	86,593
Covenant Transportation Group, Inc.*	15,255	280,997
Forward Air Corp.	16,002	834,184
Heartland Express, Inc.	8,734	169,876
Knight Transportation, Inc.	3,275	109,221
Marten Transport Ltd.	22,172	548,757
Matson, Inc.	2,056	60,159
Modine Manufacturing Co.*	31,724	482,205
PAM Transportation Services, Inc.*	27,020	476,633
Saia, Inc.*	4,008	185,170
Supreme Industries, Inc.	19,991	354,241
Swift Transportation Co.*	17,253	413,209
		5,902,090

The accompanying notes are an integral part of the portfolio of investments.

Trucking & Leasing — 0.1%
Greenbrier Cos, Inc., (The)	3,222	142,573
Water — 0.1%
American States Water Co.	1,758	80,499
California Water Service Group	1,969	68,226
		148,725
TOTAL COMMON STOCKS
(Cost $186,628,162)		234,124,540
CORPORATE BONDS - 0.0%
Metal Fabricate/Hardware — 0.0%
Mueller Industries, Inc.
6.00%, 03/01/2027	21,000	21,473
TOTAL CORPORATE BONDS
(Cost $21,000)		21,473
SHORT-TERM INVESTMENTS - 8.1%
STIT-Treasury Portfolio, 0.76%	20,426,251	20,426,251
TOTAL SHORT-TERM INVESTMENTS
(Cost $20,426,251)		20,426,251
TOTAL INVESTMENTS - 100.3%
(Cost $207,075,413)**		254,572,264
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3)%		(879,901)
NET ASSETS - 100.0%		$253,692,363

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

*	Non-income producing security.
**	The cost basis of investments for federal income tax purposes at May 31, 2017 was as follows*:

Cost of investments		$207,075,413
Gross unrealized appreciation		$54,214,642
Gross unrealized (depreciation)		(6,717,792)
Net unrealized appreciation (depreciation)		$47,496,851

*Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

The accompanying notes are an integral part of the portfolio of investments.

ALTAIR SMALLER COMPANIES FUND

Notes to Portfolio of Investments
May 31, 2017
(Unaudited)

Portfolio Valuation – The Altair Smaller Companies Fund (the “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies, if any, are valued based on the NAV of those investment companies (which may use fair value pricing as disclosed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements – The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 — quoted prices in active markets for identical securities;

• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

• Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2017, in valuing the Fund’s investments carried at fair value:

	Total Value at May 31, 2017	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks	$234,124,540	$234,007,614	$116,926	$-
Corporate Bonds	21,473	-	21,473	-
Short-Term Investments	20,426,251	20,426,251	-	-
Total Investments*	$254,572,264	$254,433,865	$138,399	$-

* Please refer to Portfolio of Investments for further details.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delisting’s on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in andout of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended May 31, 2017, there were no transfers between Levels 1, 2 and 3 for the Funds.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

BOGLE INVESTMENT MANAGEMENT
SMALL CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS
MAY 31, 2017 (UNAUDITED)

	Number
	of Shares	Value
COMMON STOCKS—98.1%
COMMERCIAL SERVICES—5.3%
Bankrate, Inc.*	16,463	$172,038
Baozun, Inc., SP ADR*	44,988	924,503
Brink's Co., (The)	17,079	1,077,685
Civeo Corp.*	83,520	155,347
Grand Canyon Education, Inc.*	12,717	997,013
Realogy Holdings Corp.	29,894	910,571
RPX Corp.*	15,641	207,087
Travelport Worldwide Ltd.	69,729	941,342
		5,385,586
COMMUNICATIONS—1.0%
ShoreTel, Inc.*	47,492	275,454
TIM Participacoes SA, ADR	45,936	699,605
		975,059
CONSUMER DURABLES—2.4%
Beazer Homes USA, Inc.*	3,453	42,127
Scientific Games Corp., Class A*	47,065	1,091,908
Taylor Morrison Home Corp., Class A*	55,781	1,296,908
		2,430,943
CONSUMER NON-DURABLES—0.9%
Central Garden & Pet Co., Class A*	4,584	132,523
Coca-Cola Bottling Co. Consolidated	536	122,069
Leucadia National Corp.	28,600	697,554
		952,146
CONSUMER SERVICES—6.6%
Caesars Entertainment Corp.*	81,449	891,867
Capella Education Co.	3,395	293,837
Career Education Corp.*	1,981	18,701
ClubCorp Holdings, Inc.	17,994	239,320
Everi Holdings, Inc.*	8,593	57,487
Houghton Mifflin Harcourt Co.*	17,171	212,062
International Game Technology PLC	39,611	703,095
K12, Inc.*	50,760	955,811
Liberty TripAdvisor Holdings, Inc., Class A*	49,711	589,075
Penn National Gaming, Inc.*	48,723	941,816
Red Rock Resorts, Inc., Class A	41,029	969,926
Tarena International, Inc., ADR*	52,026	891,205
		6,764,202
DISTRIBUTION SERVICES—1.7%
Univar, Inc.*	27,827	846,497
Versum Materials, Inc.	29,218	906,927
		1,753,424

The accompanying notes are an integral part of the portfolio of investments.
1

ELECTRONIC TECHNOLOGY—10.6%
Advanced Energy Industries, Inc.*	13,301	1,023,246
Brooks Automation, Inc.	55,698	1,534,480
Cirrus Logic, Inc.*	15,048	992,416
CyberOptics Corp.*	1,970	43,242
EMCORE Corp.	3,070	30,853
Entegris, Inc.*	62,086	1,533,524
Kemet Corp.*	9,653	133,211
Keysight Technologies, Inc.*	20,620	796,757
Kulicke & Soffa Industries, Inc.*	56,802	1,258,164
Nanometrics, Inc.*	40,189	1,117,254
Novanta, Inc.*	5,899	200,566
Rudolph Technologies, Inc.*	7,628	182,309
TTM Technologies, Inc.*	68,429	1,111,287
Ultra Clean Holdings, Inc.*	35,677	814,863
		10,772,172
FINANCE—23.7%
Assured Guaranty Ltd.	21,700	847,602
Bank of NT Butterfield & Son Ltd., (The)	26,576	876,476
Central Pacific Financial Corp.	25,554	773,008
CNO Financial Group, Inc.	46,170	946,023
East West Bancorp, Inc.	26,061	1,426,319
Enova International, Inc.*	71,470	950,551
Enterprise Financial Services Corp.	27,495	1,102,550
ePlus, Inc.*	18,536	1,459,710
Essent Group Ltd.*	28,279	1,025,679
EZCORP, Inc., Class A*	15,000	127,500
First BanCorp Puerto Rico*	268,089	1,391,382
Green Dot Corp., Class A*	38,266	1,405,893
Health Insurance Innovations, Inc., Class A*	18,843	419,257
Heartland Financial USA, Inc.	3,033	136,030
Hertz Global Holdings, Inc.*	48,970	499,984
HFF, Inc., Class A	33,286	1,038,190
LPL Financial Holdings, Inc.	26,444	1,029,465
McGrath RentCorp	19,722	654,179
National Bank Holdings Corp., Class A	16,243	495,736
Nelnet, Inc., Class A	17,911	704,081
Ocwen Financial Corp.*	50,448	125,111
OFG Bancorp	114,361	1,069,275
PennyMac Financial Services, Inc., Class A*	11,533	185,681
PHH Corp.*	18,667	251,071
Piper Jaffray Companies	15,558	912,477
Popular, Inc.	33,508	1,246,498
Radian Group, Inc.	46,933	753,744
Reinsurance Group of America, Inc.	5,910	735,854
SEI Investments Co.	7,389	370,115
United Community Banks, Inc.	17,045	439,250
Voya Financial, Inc.	21,027	718,703
Walker & Dunlop, Inc.*	738	34,472
		24,151,866

The accompanying notes are an integral part of the portfolio of investments.
2

HEALTH SERVICES—2.5%
Advisory Board Co/The*	18,240	943,008
LHC Group, Inc.*	10,908	656,662
WellCare Health Plans, Inc.*	5,900	1,013,620
		2,613,290
HEALTH TECHNOLOGY—12.7%
Accuray, Inc.*	66,837	274,032
Analogic Corp.	8,656	622,366
AngioDynamics, Inc.*	62,970	949,588
Array BioPharma, Inc.*	89,382	677,515
Cardiovascular Systems, Inc.*	33,271	999,128
Chimerix, Inc.*	10,748	48,151
Clovis Oncology, Inc.*	17,960	927,814
Cytokinetics, Inc.*	18,417	249,550
Exelixis, Inc.*	69,896	1,307,754
Genomic Health, Inc.*	35,937	1,141,359
Glaukos Corp.*	23,343	950,294
Lantheus Holdings, Inc.*	19,748	327,817
Masimo Corp.*	11,000	957,440
Ophthotech Corp.*	56,522	128,305
OraSure Technologies, Inc.*	61,336	924,333
PerkinElmer, Inc.	11,325	714,154
Portola Pharmaceuticals, Inc.*	24,409	899,472
PTC Therapeutics, Inc.*	5,477	68,627
Supernus Pharmaceuticals, Inc.*	19,448	731,245
Syneron Medical Ltd.*	148	1,613
Versartis, Inc.*	1,409	21,628
		12,922,185
INDUSTRIAL SERVICES—0.1%
Casella Waste Systems, Inc., Class A*	3,203	44,906
Goldfield Corp., (The)*	1,612	7,093
		51,999
NON-ENERGY MINERALS—0.9%
Hudbay Minerals, Inc.	4,982	25,408
Louisiana-Pacific Corp.*	39,525	880,617
		906,025
PROCESS INDUSTRIES—5.2%
Braskem SA, SP ADR	49,178	1,013,067
Chemours Co., (The)	31,450	1,257,685
Koppers Holdings, Inc.*	25,540	920,717
Pacific Ethanol, Inc.*	93,164	549,668
Trinseo SA	24,986	1,610,348
		5,351,485
PRODUCER MANUFACTURING—6.7%
Colfax Corp.*	18,983	769,950
Continental Building Products, Inc.*	40,794	995,374
EnerSys	12,204	903,828
Harsco Corp.*	2,432	36,237
Kennametal, Inc.	24,124	928,050
KMG Chemicals, Inc.	480	26,846

The accompanying notes are an integral part of the portfolio of investments.
3

Milacron Holdings Corp.*	51,136	889,255
Ply Gem Holdings, Inc.*	259	4,235
TopBuild Corp.*	17,874	957,153
Tower International, Inc.	36,660	850,512
TriMas Corp.*	21,088	459,718
		6,821,158
RETAIL TRADE—4.1%
Barnes & Noble, Inc.	20,325	136,177
Cia Brasileira de Distribuicao, SP PRF ADR	43,454	917,314
Conn's, Inc.*	58,579	1,001,701
GMS, Inc.*	24,732	807,747
PCM, Inc.*	33,561	661,152
Vipshop Holdings Ltd., ADR*	57,291	708,690
		4,232,781
TECHNOLOGY SERVICES—10.8%
Apptio, Inc., Class A*	22,708	375,136
Autohome, Inc., ADR*	7,488	317,342
Barracuda Networks, Inc.*	3,357	73,585
Bottomline Technologies de, Inc.*	39,023	975,965
Carbonite, Inc.*	27,126	504,544
Changyou.com Ltd, ADR*	1,884	73,401
ChannelAdvisor Corp.*	18,015	205,371
Endurance International Group Holdings, Inc.*	2,218	16,746
GoDaddy, Inc., Class A*	21,927	902,077
HubSpot, Inc.*	12,952	933,839
Instructure, Inc.*	7,267	194,029
Mimecast Ltd.*	10,160	272,491
Momo, Inc., SP ADR*	17,745	675,020
Progress Software Corp.	36,355	1,061,566
RealPage, Inc.*	1,840	63,664
Rubicon Project, Inc., (The)*	51,780	257,864
Sohu.com, Inc.*	1,127	50,591
TriNet Group, Inc.*	23,455	725,463
VeriFone Systems, Inc.*	50,609	925,639
Wix.com Ltd.*	12,815	944,466
Yirendai Ltd., ADR*	25,280	585,990
YY, Inc., ADR*	15,057	878,425
		11,013,214
TRANSPORTATION—0.5%
Gol Linhas Aereas Inteligentes SA, ADR*	40,397	486,784

UTILITIES—2.4%
CPFL Energia SA, ADR	37,991	615,074
NRG Energy, Inc.	53,550	860,013
Pampa Energia SA, SP ADR*	15,334	958,682
		2,433,769
TOTAL COMMON STOCKS
(Cost $94,160,635)		100,018,088

The accompanying notes are an integral part of the portfolio of investments.
4

SHORT-TERM INVESTMENTS—1.7%
Fidelity Investments Money Market Funds - Government Portfolio, 0.65%	1,789,210
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,789,210)	1,789,210
TOTAL INVESTMENTS—99.8%
(Cost $95,949,845)**	101,807,298
OTHER ASSETS IN EXCESS OF LIABILITIES—0.2%	182,840
NET ASSETS—100.0%	$101,990,138

* Non-income producing security.
**The cost basis of investments for federal income tax purposes at May 31, 2017 was as follows:

Cost of investments	$95,949,845
Gross unrealized appreciation	$10,852,173
Gross unrealized (depreciation)	(4,994,720)
Net unrealized appreciation (depreciation)	$5,857,453

*Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

ADR - American Depositary Receipt.
PLC - Public Limited Company.
PRF - Preferred
SP ADR - Sponsored American Depositary Receipt.

The accompanying notes are an integral part of the portfolio of investments.

5

BOGLE INVESTMENT MANAGEMENT
SMALL CAP GROWTH FUND
NOTES TO PORTFOLIO OF INVESTMENTS
May 31, 2017 (UNAUDITED)

PORTFOLIO VALUATION — The Bogle Investment Management Small Cap Growth Fund’s (the “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices.  If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Investments in other open-end investment companies are valued based on the NAV of those investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by RBB’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 —	quoted prices in active markets for identical securities;
• Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
• Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of inputs used, as of May 31, 2017, in valuing the Fund’s investments carried at fair value:

			Level 2	Level 3
	Total	Level 1	Other Significant	Significant
	Value at	Quoted	Observable	Unobservable
	May 31, 2017	Price	Inputs	Inputs
Common Stocks	$100,018,088	$100,018,088	$-	$-
Short-Term Investments	1,789,210	1,789,210	-	-
Total Investments*	$101,807,298	$101,807,298	$-	$-

* See Portfolio of Investments for detail on portfolio holdings.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended May 31, 2017, there were no transfers between Levels 1, 2 and 3 for the Fund that require disclosure.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

6

BOSTON PARTNERS INVESTMENT FUNDS	MAY 31, 2017 (unaudited)

BOSTON PARTNERS SMALL CAP VALUE FUND II	Portfolio of Investments

	Number of
	Shares	Value
COMMON STOCKS—98.2%
Basic Industries—4.9%
AgroFresh Solutions, Inc.*(a)	234,542	$1,648,830
Ferro Corp.*	91,076	1,526,434
Graphic Packaging Holding Co.	415,812	5,617,620
Innophos Holdings, Inc.	75,507	3,193,191
JELD-WEN Holding, Inc.*(a)	18,196	568,443
Orchids Paper Products Co.(a)	101,546	1,451,092
PolyOne Corp.(a)	36,966	1,380,311
Schweitzer-Mauduit International, Inc.	83,913	3,128,277
SunCoke Energy, Inc.*	362,262	3,166,170
Valvoline, Inc.(a)	156,874	3,509,271
		25,189,639
Capital Goods—12.3%
Aegion Corp.*(a)	119,864	2,372,109
Ampco-Pittsburgh Corp.	35,249	553,409
BMC Stock Holdings, Inc.*	202,644	3,951,558
Cabot Corp.	27,873	1,455,807
CECO Environmental Corp.(a)	170,881	1,606,281
Continental Building Products, Inc.*	75,864	1,851,082
Curtiss-Wright Corp.(a)	26,628	2,397,319
Ferroglobe PLC(a)	312,075	3,289,270
Ferroglobe Representation & Warranty Insurance*‡	276,005	0
Foundation Building Materials, Inc.*	111,836	1,509,786
Gardner Denver Holdings, Inc.*(a)	119,395	2,737,727
Granite Construction, Inc.(a)	67,977	3,185,402
Hillenbrand, Inc.	44,548	1,590,364
LCI Industries(a)	94,233	8,386,737
Minerals Technologies, Inc.	62,189	4,474,498
Olin Corp.(a)	80,588	2,364,452
Orion Group Holdings, Inc.*	257,645	1,837,009
Tutor Perini Corp.*(a)	51,448	1,335,076
WESCO International, Inc.*	143,909	8,800,035
World Fuel Services Corp.	279,655	9,883,008
		63,580,929
Communications—0.5%
AMC Networks, Inc.*	48,213	2,554,325
Consumer Durables—2.0%
La-Z-Boy, Inc.(a)	96,404	2,554,706
Strattec Security Corp.	18,132	644,593
Tempur Sealy International, Inc.*(a)	27,891	1,295,258
Tower International, Inc.	130,696	3,032,147
Winnebago Industries, Inc.(a)	111,928	2,742,236
		10,268,940

The accompanying notes are an integral part of the portfolio of investments.
1

Consumer Non-Durables—3.3%
Nu Skin Enterprises, Inc. Class A(a)	45,714	2,508,784
Skechers U.S.A., Inc.*	203,458	5,192,248
Steven Madden Ltd.*	136,879	5,372,501
Universal Corp.(a)	56,929	3,780,086
		16,853,619
Consumer Services—16.1%
ABM Industries, Inc.(a)	115,541	4,972,885
ACCO Brands Corp.*	200,044	2,270,499
Barnes & Noble Education, Inc.*(a)	138,682	1,316,092
Booz Allen Hamilton Holding Corp.(a)	104,055	4,103,929
CBIZ, Inc.*	119,674	1,807,077
Civeo Corp.*	427,395	794,955
Clubcorp Holdings, Inc.	329,323	4,379,996
Dick's Sporting Goods, Inc.	63,722	2,620,886
Ennis, Inc.	47,715	765,826
Finish Line Inc., (The), Class A(a)	247,124	3,486,920
FTD Cos., Inc.*	93,763	1,623,975
FTI Consulting, Inc.*	74,939	2,587,644
Group 1 Automotive, Inc.(a)	22,691	1,364,864
Heidrick & Struggles International, Inc.	86,774	1,869,980
ICF International, Inc.*	62,175	2,925,334
Jones Lang LaSalle, Inc.	25,026	2,889,752
KAR Auction Services, Inc.	77,425	3,373,407
Korn/Ferry International(a)	41,150	1,321,326
Lithia Motors, Inc.(a)	74,221	6,742,978
MAXIMUS, Inc.(a)	52,403	3,253,178
Navigant Consulting, Inc.*	132,346	2,579,424
Office Depot, Inc.(a)	526,560	2,690,722
On Assignment, Inc.*	57,695	3,023,218
Papa Murphy's Holdings, Inc.*(a)	264,407	1,285,018
PRA Group, Inc.*(a)	52,165	1,815,342
RPX Corp.*	233,002	3,084,946
Scholastic Corp.(a)	57,789	2,457,766
Tailored Brands, Inc.(a)	248,948	2,643,828
Tetra Tech, Inc.(a)	114,133	5,244,411
TravelCenters of America LLC*	174,793	716,651
Viad Corp.	32,699	1,443,661
XO Group, Inc.*	94,335	1,557,471
		83,013,961
Energy—4.4%
Bristow Group, Inc.(a)	115,771	758,300
Dril-Quip, Inc.*(a)	43,554	2,160,278
Extraction Oil & Gas, Inc.*(a)	27,088	385,733
Gulfport Energy Corp.*	86,566	1,242,222
Jagged Peak Energy, Inc.*(a)	262,759	3,418,495
Kosmos Energy Ltd.*(a)	580,931	3,485,586
ProPetro Holding Corp.*(a)	109,766	1,454,399
RSP Permian, Inc.*(a)	164,922	5,869,574
Western Refining, Inc.	50,239	1,818,652
WildHorse Resource Development Corp.*(a)	186,614	2,224,439
		22,817,678

The accompanying notes are an integral part of the portfolio of investments.
2

Finance—28.1%
Air Lease Corp.(a)	259,211	9,570,070
AMERISAFE, Inc.(a)	41,263	2,137,423
Assured Guaranty Ltd.	166,285	6,495,092
BankUnited, Inc.	71,401	2,367,657
CenterState Banks, Inc.	122,131	2,936,029
Columbia Banking System, Inc.(a)	24,605	903,250
Essent Group Ltd.*	175,791	6,375,940
FCB Financial Holdings, Inc., Class A*	75,261	3,446,954
Federal Agricultural Mortgage Corp. Class C	50,681	3,071,269
First American Financial Corp.	95,332	4,148,849
First Citizens BancShares Inc., Class A	7,364	2,440,430
First Midwest Bancorp Inc.	67,297	1,491,301
FirstCash, Inc.	111,016	5,956,008
Flushing Financial Corp.	59,909	1,664,272
Gladstone Capital Corp.(a)	34,291	335,366
Global Indemnity PLC*	31,515	1,197,885
Greenhill & Co, Inc.(a)	64,937	1,314,974
Hanmi Financial Corp.	92,008	2,447,413
Hanover Insurance Group Inc., (The)	40,038	3,338,769
Heritage Financial Corp.(a)	76,244	1,818,419
Hope Bancorp, Inc.	123,302	2,146,688
Infinity Property & Casualty Corp.	24,969	2,390,782
James River Group Holdings Ltd.	92,805	3,678,790
Maiden Holdings Ltd.(a)	525,843	5,547,644
National General Holdings Corp.(a)	105,645	2,319,964
Navient Corp.(a)	284,916	4,111,338
Navigators Group, Inc. (The)	39,788	2,108,764
Nelnet, Inc., Class A	141,609	5,566,650
OneBeacon Insurance Group Ltd., Class A	137,520	2,523,492
Park Sterling Corp.	97,740	1,134,761
PennyMac Financial Services, Inc. Class A*	163,217	2,627,794
Radian Group, Inc.(a)	494,800	7,946,488
Safety Insurance Group, Inc.	22,550	1,500,702
Silvercrest Asset Management Group, Inc. Class A	171,634	2,102,516
SLM Corp.*	1,045,312	10,860,792
State Auto Financial Corp.	49,880	1,240,017
State National Cos, Inc.	184,113	3,234,865
Stewart Information Services Corp.(a)	122,083	5,523,035
Stifel Financial Corp.*(a)	120,799	5,149,661
Walker & Dunlop, Inc.*(a)	176,835	8,259,963
Washington Federal, Inc.(a)	63,985	2,044,321
		145,476,397
Health Care—7.6%
Chemed Corp.(a)	37,010	7,574,466
ICON PLC*	66,445	6,252,474
Integra LifeSciences Holdings Corp.*(a)	55,703	2,804,646
LHC Group, Inc.*	38,577	2,322,335
LifePoint Health, Inc.*(a)	79,392	4,827,034
Owens & Minor, Inc.(a)	59,444	1,895,075
PAREXEL International Corp.*	88,533	7,155,237
PharMerica Corp.*(a)	163,944	4,049,417
Select Medical Holdings Corp.*	199,572	2,674,265
		39,554,949

The accompanying notes are an integral part of the portfolio of investments.
3

Real Estate Investment Trusts—7.1%
Altisource Residential Corp.(a)	57,814	794,364
Anworth Mortgage Asset Corp.	274,825	1,662,691
Ares Commercial Real Estate Corp.	297,826	3,940,238
Blackstone Mortgage Trust, Inc.(a)	112,610	3,496,541
Chatham Lodging Trust	131,004	2,600,429
CYS Investments, Inc.	812,894	6,852,696
Gladstone Commercial Corp.(a)	40,346	821,445
MFA Financial, Inc.	643,344	5,352,622
MTGE Investment Corp.	65,511	1,195,576
Starwood Property Trust, Inc.	106,178	2,338,040
Two Harbors Investment Corp.	782,992	7,814,260
		36,868,902
Technology—11.3%
Bel Fuse, Inc., Class B	125,485	3,011,640
Belden, Inc.(a)	90,172	6,402,212
Brooks Automation, Inc.	270,933	7,464,204
Coherent, Inc.*(a)	26,723	6,631,313
Convergys Corp.(a)	60,503	1,470,828
EnerSys	72,286	5,353,501
EVERTEC, Inc.	94,058	1,551,957
First Solar, Inc.*	40,036	1,541,786
Insight Enterprises, Inc.*	43,692	1,814,966
NETGEAR, Inc.*(a)	64,593	2,709,676
PC Connection, Inc.	29,063	757,963
SMART Global Holdings, Inc.*	106,526	1,395,491
Sykes Enterprises, Inc.*	183,630	6,120,388
SYNNEX Corp.	31,931	3,552,643
TeleTech Holdings, Inc.(a)	157,124	6,685,626
Teradyne, Inc.	61,826	2,197,914
		58,662,108
Utilities—0.6%
Portland General Electric Co.	35,312	1,671,670
Pure Cycle Corp.*(a)	189,741	1,479,980
		3,151,650
TOTAL COMMON STOCKS
(Cost $410,110,058)		507,993,097
SECURITIES LENDING COLLATERAL—26.6%
Mount Vernon Liquid Assets Portfolio, LLC, 1.11%	137,506,984	137,506,984
TOTAL SECURITIES LENDING COLLATERAL
(Cost $137,506,984)		137,506,984
SHORT-TERM INVESTMENTS—7.3%
Fidelity Investments Money Market Funds - Government Portfolio, 0.46%	37,993,409	37,993,409
TOTAL SHORT-TERM INVESTMENTS
(Cost $37,993,409)		37,993,409
TOTAL INVESTMENTS—132.1%
(Cost $585,610,451)**		683,493,490
LIABILITIES IN EXCESS OF OTHER ASSETS—(32.1)%		(166,213,070)
NET ASSETS—100.0%		$517,280,420

 The accompanying notes are an integral part of the portfolio of investments.

4

PLC	Public Limited Company
*	Non-income producing.
‡
Security has been valued at fair market value as determined in good faith by or under the direction of the RBB Fund, Inc.'s Board of Directors.
As of May 31, 2017, these securities amounted to $0 or 0.0% of net assets.

(a)	All or a portion of the security is on loan. At May 31, 2017, the market value of securities on loan was $133,630,465.
**	The cost basis of investments for federal income tax purposes at May 31, 2017 was as follows:

	Cost of investments	$585,610,451
	Gross unrealized appreciation	$117,285,918
	Gross unrealized (depreciation)	(19,402,879)
	Net unrealized appreciation (depreciation)	$97,883,039

*Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year's federal income tax information, please refer to the Notes of Financial Statements section in the Fund's most recent annual report.

The accompanying notes are an integral part of the portfolio of investments.
5

BOSTON PARTNERS INVESTMENT FUNDS	MAY 31, 2017 (unaudited)

BOSTON PARTNERS SMALL CAP VALUE FUND II	Portfolio of Investments

A summary of the inputs used to value the Fund's investments as of May 31, 2017 is as follows (see Notes to Portfolio of Investments):

			Level 2	Level 3
	Total	Level 1	Other Significant	Significant
	Value as of	Quoted	Observable	Unobservable
	May 31, 2017	Price	Inputs	Inputs
Common Stocks *	$507,993,097	$507,993,097	$—	$—	**
Securities Lending Collateral	137,506,984	137,506,984	—	—
Short-Term Investments	37,993,409	37,993,409	—	—
Total Assets	$683,493,490	$683,493,490	$—	$—	**

* See Portfolio of Investments detail for industry and security type breakout.
** As of May 31, 2017, Level 3 fair valued securities amounted to less than $1.

The accompanying notes are an integral part of the portfolio of investments.

6

BOSTON PARTNERS INVESTMENT FUNDS	MAY 31, 2017 (unaudited)

BOSTON PARTNERS LONG/SHORT EQUITY FUND	Portfolio of Investments

	Number of
	Shares	Value
LONG POSITIONS—122.5%
COMMON STOCKS—99.0%
Basic Industries—5.5%
AK Steel Holding Corp.*(a)	489,257	$2,984,468
Alcoa Corp.	85,923	2,830,304
American Vanguard Corp.	220,407	3,713,858
CF Industries Holdings, Inc.(a)	85,197	2,291,799
Dominion Diamond Corp.	229,168	2,956,267
Freeport-McMoRan Copper & Gold, Inc.*	381,862	4,387,594
Monsanto Co.Ɨ	41,513	4,874,456
Mosaic Co., (The)(a)	159,880	3,618,084
Nexeo Solutions, Inc.*(a)	257,041	2,261,961
POSCO - ADRƗ	91,518	5,754,652
Potash Corp. of Saskatchewan, Inc.	153,211	2,531,046
Praxair, Inc.	21,225	2,807,855
Rio Tinto PLC - ADRƗ	119,828	4,830,267
Ternium SA	115,979	3,017,774
UFP Technologies, Inc.*	72,694	1,988,181
Universal Stainless & Alloy Products, Inc.*	35,585	635,548
		51,484,114
Capital Goods—10.6%
Aerojet Rocketdyne Holdings, Inc.*(a)	180,046	3,943,007
Ampco-Pittsburgh Corp.(a)	138,104	2,168,233
Arconic, Inc.(a)	120,587	3,312,525
BMC Stock Holdings, Inc.*	212,472	4,143,204
Builders FirstSource, Inc.*(a)	223,829	3,057,504
CECO Environmental Corp.(a)	419,438	3,942,717
Chicago Bridge & Iron Co. NV(a)Ɨ	197,647	3,739,481
Colfax Corp.*	107,660	4,366,690
Columbus McKinnon Corp.	119,060	3,326,536
Daqo New Energy Corp.*	153,068	3,330,760
DMC Global, Inc.	148,423	1,877,551
Ferroglobe PLC(a)	385,988	4,068,314
Ferroglobe Representation & Warranty Insurance* ‡	386,647	0
Fluor Corp.(a)Ɨ	86,320	3,872,315
FreightCar America, Inc.(a)	180,863	3,031,264
Graham Corp.	111,797	2,339,911
Hexcel Corp.	55,957	2,877,869
IES Holdings, Inc.*	49,620	761,667
Jacobs Engineering Group, Inc.(a)	73,588	3,857,483
KLX, Inc.*(a)	48,253	2,334,963
Manitex International, Inc.*(a)	463,245	3,326,099
NCI Building Systems, Inc.*	166,213	2,767,446
NOW, Inc.*(a)	254,277	4,198,113
Preformed Line Products Co.Ɨ	37,058	1,778,784
Quanta Services, Inc.*	58,362	1,789,379
Raven Industries, Inc.(a)	86,128	2,915,433
Safran SA - ADR	171,358	3,797,293
Tecnoglass, Inc.(a)	91,659	903,758
Triumph Group, Inc.(a)	123,658	4,031,251
Tutor Perini Corp.*(a)	162,681	4,221,572
WESCO International, Inc.*	48,630	2,973,724
World Fuel Services Corp.(a)Ɨ	138,734	4,902,860
		97,957,706
The accompanying notes are an integral part of the portfolio of investments.
1

Communications—3.2%
51job, Inc. - ADR*(a)	60,421	2,633,751
Baidu, Inc. - Sponsored ADR*	16,821	3,130,388
Gaia, Inc.*	116,893	1,274,134
Iridium Communications, Inc.*(a)	334,590	3,312,441
Liberty Global PLC LiLAC, Class C*	190,013	3,982,673
Liberty Global PLC, Series C*	138,628	4,120,024
NetEase, Inc. - ADR	8,181	2,329,785
VeriSign, Inc.*(a)	48,973	4,415,406
Yandex NV, Class A*	168,808	4,470,036
		29,668,638
Consumer Durables—0.5%
Flexsteel Industries, Inc.	30,824	1,561,235
Kia Motors Corp.	93,120	3,248,664
		4,809,899
Consumer Non-Durables—1.9%
Albany International Corp.(a)	40,466	1,954,508
Leucadia National Corp.Ɨ	185,615	4,527,150
Nomad Foods Ltd.*	308,143	4,360,224
PVH Corp.	37,720	3,996,434
VF Corp.(a)	46,638	2,509,124
		17,347,440
Consumer Services—13.8%
Alibaba Group Holding Ltd. - Sponsored ADR*(a)	38,532	4,718,629
Amaya, Inc.*	183,988	3,191,205
Barrett Business Services, Inc.Ɨ	130,769	7,462,987
BG Staffing, Inc.	31,071	504,593
Boot Barn Holdings, Inc.*(a)	233,829	1,821,528
Carter's, Inc.(a)	42,932	3,527,293
CDI Corp.*	254,281	1,538,400
comScore, Inc.*(a)	90,917	2,282,017
Ctrip.com International Ltd. - ADR*(a)	33,071	1,807,330
CVS Health Corp.	76,507	5,878,033
eBay, Inc.*	133,731	4,586,973
Eros International PLC*(a)	265,228	2,546,189
Francesca's Holdings Corp.*	310,921	3,936,260
Heidrick & Struggles International, Inc.	227,083	4,893,639
ICF International, Inc.*	55,525	2,612,451
IHS Markit Ltd.*	59,472	2,726,791
ILG, Inc.(a)	140,528	3,785,824
International Game Technology PLCƗ	227,128	4,031,522
JD.com, Inc. - ADR*	111,065	4,445,932
Jones Lang LaSalle, Inc.(a)	27,470	3,171,961
Korn/Ferry International(a)	100,540	3,228,339
La Quinta Holdings, Inc.*(a)	208,337	2,887,551
Liberty Expedia Holdings, Inc.*(a)Ɨ	45,671	2,382,656
Lions Gate Entertainment Corp.*	147,892	3,740,189
ManpowerGroup, Inc.	37,284	3,798,121
Planet Payment, Inc.*	253,840	875,748
PRGX Global, Inc.*	161,819	1,084,187
Realogy Holdings Corp.Ɨ	153,263	4,668,391
Scripps Networks Interactive, Inc., Class A(a)	38,649	2,559,337
Sirius XM Holdings, Inc.(a)	397,348	2,086,077
Tailored Brands, Inc.(a)Ɨ	239,083	2,539,061
Team, Inc.*(a)	69,529	1,783,419
Tetra Tech, Inc.(a)	92,322	4,242,196
Time Warner, Inc.Ɨ	46,674	4,643,596
Townsquare Media, Inc.*	154,962	1,558,918
Tractor Supply Co.	31,191	1,720,184
Twenty-First Century Fox, Inc., Class A(a)	120,612	3,270,997
Vipshop Holdings Ltd.*	213,759	2,644,199
Walgreens Boots Alliance, Inc.	51,865	4,202,102
Wynn Resorts Ltd.(a)	33,315	4,287,640
		127,672,465
The accompanying notes are an integral part of the portfolio of investments.
2

Energy—12.6%
Anadarko Petroleum Corp.	93,390	4,718,997
Baker Hughes, Inc.(a)	53,977	2,976,832
Basic Energy Services, Inc.*	139,006	3,821,275
Canadian Natural Resources Ltd.Ɨ	129,938	3,750,011
Cimarex Energy Co.	24,495	2,634,682
ConocoPhillips(a)	104,484	4,669,390
Dawson Geophysical Co.*(a)	412,456	1,587,956
Diamond Offshore Drilling, Inc.*(a)	169,016	1,952,135
Dril-Quip, Inc.*(a)	64,482	3,198,307
Energen Corp.*	86,193	4,916,449
Enerplus Corp.(a)	336,234	2,652,886
EOG Resources, Inc.(a)	44,951	4,059,525
EQT Corp.(a)	91,155	5,038,137
Gazprom PJSC(a)	590,295	2,455,627
Gulf Island Fabrication, Inc.(a)	67,102	620,693
Gulfport Energy Corp.*	135,164	1,939,603
Halcon Resources Corp.*	420,000	2,041,200
Halliburton Co.Ɨ	118,589	5,359,037
Jagged Peak Energy, Inc.*(a)	274,810	3,575,278
Kosmos Energy Ltd.*(a)Ɨ	656,068	3,936,408
LUKOIL PJSC - Sponsored ADR(a)	112,526	5,429,380
Marathon Oil Corp.(a)	398,910	5,193,808
Mitcham Industries, Inc.*	381,308	1,513,793
National Oilwell Varco, Inc.(a)	104,422	3,411,467
Parsley Energy, Inc., Class A*	82,738	2,453,182
PBF Energy, Inc.(a)	201,528	3,893,521
Phillips 66(a)	62,211	4,734,879
Pioneer Natural Resources Co.	32,898	5,489,360
QEP Resources, Inc.*	239,773	2,397,730
Rice Energy, Inc.*(a)	153,918	3,078,360
Tesoro Corp.Ɨ	60,277	5,017,457
TransGlobe Energy Corp.*	299,053	430,636
Valero Energy Corp.(a)	68,543	4,213,338
Viper Energy Partners LP	236,845	4,031,102
		117,192,441
The accompanying notes are an integral part of the portfolio of investments.
3

Finance—23.1%
AerCap Holdings NV*Ɨ	87,012	3,830,268
Affiliated Managers Group, Inc.	26,608	4,093,641
AMERCO(a)	6,118	2,259,071
American International Group, Inc.Ɨ	69,311	4,410,259
AmTrust Financial Services, Inc.(a)	1,078,886	14,176,562
Aspen Insurance Holdings Ltd.Ɨ	71,095	3,611,626
Axis Capital Holdings Ltd.Ɨ	41,628	2,729,964
Bank of America Corp.Ɨ	554,320	12,422,311
Bar Harbor Bankshares	19,990	577,111
Berkshire Hathaway, Inc. Class B*Ɨ	58,418	9,655,327
BGC Partners, Inc., Class A(a)	272,797	3,216,277
Boulevard Acquisition, Corp. II*	227,000	2,326,750
Century Bancorp, Inc., Class AƗ	33,518	2,002,700
Charles Schwab Corp., (The)Ɨ	110,736	4,291,020
Chubb Ltd.Ɨ	41,682	5,968,446
Citigroup, Inc.Ɨ	346,639	20,985,525
East West Bancorp, Inc.Ɨ	86,545	4,736,608
Ezcorp, Inc., Class A*(a)	379,316	3,224,186
Fanhua, Inc.(a)	178,832	1,641,678
Federated National Holding Co.	93,880	1,475,794
Flushing Financial Corp.Ɨ	88,734	2,465,031
Franklin Resources, Inc.(a)	88,599	3,702,552
Heritage Insurance Holdings, Inc.	145,169	1,849,453
JPMorgan Chase & Co.Ɨ	79,622	6,540,947
Lazard Ltd., Class AƗ	106,602	4,743,789
Legg Mason, Inc.(a)	78,108	2,879,842
Loews Corp.(a)	86,512	4,079,906
Maiden Holdings Ltd.(a)Ɨ	521,427	5,501,055
Morgan Stanley	210,924	8,803,968
National Western Life Group, Inc. Class AƗ	8,322	2,556,102
Nationstar Mortgage Holdings, Inc.*(a)	190,713	3,112,436
New Residential Investment Corp.Ɨ	271,859	4,374,211
Oaktree Capital Group LLC(a)	85,097	3,944,246
PennyMac Financial Services, Inc. Class A*Ɨ	259,326	4,175,149
Renaissance Holdings Ltd.Ɨ	27,921	3,988,794
Silver Run Acquisition Corp. II*	451,952	4,745,496
State Street Corp.Ɨ	77,072	6,278,285
Stifel Financial Corp.*(a)	57,754	2,462,053
SVB Financial Group*	33,850	5,771,425
Synchrony FinancialƗ	172,574	4,633,612
Triton International Ltd.	171,420	4,803,188
Validus Holdings Ltd.Ɨ	75,664	4,040,458
Wells Fargo & Co.Ɨ#	126,494	6,468,903
White Mountains Insurance Group Ltd.	5,011	4,309,861
		213,865,886
The accompanying notes are an integral part of the portfolio of investments.
4

Health Care—12.1%
Abbott Laboratories	108,976	4,975,844
Allergan PLC	18,682	4,180,098
Anthem, Inc.(a)	26,967	4,917,432
Carriage Services Inc.(a)	84,546	2,222,714
Cascadian Therapeutics, Inc.*	333,368	1,300,135
Cigna Corp.	36,857	5,942,454
DaVita HealthCare Partners, Inc.*	70,512	4,672,125
Envision Healthcare Corp.*	42,593	2,326,004
Five Star Senior Living, Inc.*	395,262	711,472
Fresenius Medical Care AG & Co. KGaA - ADRƗ	109,546	5,227,535
Gilead Sciences, Inc.	57,228	3,713,525
HCA Healthcare, Inc.*Ɨ	77,281	6,330,087
Keryx Biopharmaceuticals, Inc.*(a)	353,798	2,260,769
Laboratory Corp. of America Holdings*Ɨ	40,695	5,656,605
LHC Group, Inc.*Ɨ	90,303	5,436,241
Mallinckrodt PLC*(a)	66,234	2,856,672
Medtronic PLC#	59,669	5,028,903
Merck & Co., Inc.	101,011	6,576,826
Mylan NV*	123,477	4,813,134
Paratek Pharmaceuticals, Inc.*(a)	136,227	2,731,351
PharMerica Corp.*Ɨ	147,789	3,650,388
Sanofi - ADRƗ	131,225	6,507,448
Shire PLC - ADR	27,767	4,795,916
Teva Pharmaceutical Industries Ltd. - Sponsored ADR(a)Ɨ	124,324	3,463,667
uniQure NV*(a)	223,638	1,238,955
UnitedHealth Group, Inc.	36,317	6,362,012
Zimmer Biomet Holdings, Inc.	36,818	4,389,074
		112,287,386
Real Estate Investment Trusts—1.5%
Colony NorthStar, Inc.	329,992	4,662,787
Drive Shack, Inc.*	727,231	2,370,773
Marcus & Millichap, Inc.*(a)	39,098	945,390
MedEquities Realty Trust, Inc.	355,983	4,157,881
Wheeler Real Estate Investment Trust, Inc.	187,914	1,503,312
		13,640,143
Technology—8.6%
Alliance Data Systems Corp.(a)	18,402	4,437,274
ARRIS International PLC*	86,784	2,433,423
Belden, Inc.(a)	59,153	4,199,863
Cap Gemini SA	232,267	4,819,540
CDW Corp.(a)	43,354	2,609,044
Citrix Systems, Inc.*	35,638	2,941,561
Cognizant Technology Solutions Corp., Class A(a)Ɨ#	67,156	4,493,408
CommerceHub, Inc., Series A*Ɨ	1,930	32,849
CommerceHub, Inc., Series C*Ɨ	3,862	66,349
CSG Systems International, Inc.	77,910	3,107,830
Dolby Laboratories, Inc. Class AƗ	78,735	3,967,457
First Data Corp., Class A*(a)	223,048	3,820,812
Flextronics International Ltd.*Ɨ	299,440	5,168,334
Generac Holdings, Inc.*(a)	67,062	2,323,698
Hollysys Automation Technologies, Ltd.	120,202	1,922,030
Luxoft Holding, Inc.*	68,666	4,435,824
Net 1 UEPS Technologies, Inc.*	199,904	1,855,109
Oracle Corp.Ɨ	96,712	4,389,758
PayPal Holdings, Inc.*Ɨ	108,915	5,686,452
Quality Systems, Inc.*	202,152	3,105,055
Silicon Motion Technology Corp.	93,066	4,862,698
Synacor, Inc.*	269,238	928,871
Western Digital Corp.(a)	37,364	3,365,002
Zebra Technologies Corp., Class A*	43,657	4,555,171
		79,527,412
The accompanying notes are an integral part of the portfolio of investments.
5

Transportation—4.8%
Air France-KLM*(a)	307,255	3,476,590
AP Moller - Maersk A/S - ADR	326,848	3,108,325
Atlas Air Worldwide Holdings, Inc.*(a)	70,629	3,439,632
Controladora Vuela Cia de Aviacion SAB de CV*	179,919	2,347,943
Costamare, Inc.(a)	465,129	3,046,595
Dorian LPG Ltd.*	275,060	2,148,219
Expeditors International of Washington, Inc.(a)	41,878	2,235,448
Gener8 Maritime, Inc.*(a)	415,116	2,200,115
Golar LNG Partners LP	108,162	2,137,281
Overseas Shipholding Group, Inc.*(a)	332,600	878,064
Ryanair Holdings PLC*	35,428	3,781,585
Safe Bulkers, Inc.*	1,612,888	3,322,549
Scorpio Bulkers, Inc.*	304,688	1,767,190
Scorpio Tankers, Inc.	526,363	1,958,070
Teekay LNG Partners LP(a)	264,192	4,015,718
XPO Logistics, Inc.*(a)	97,030	5,103,778
		44,967,102
Utilities—0.8%
Cheniere Energy, Inc.*	78,914	3,844,690
MPLX LP(a)	99,012	3,272,347
		7,117,037
TOTAL COMMON STOCKS
(Cost $769,423,717)		917,537,669
EXCHANGE TRADED FUNDS—0.6%
Energy—0.6%
Alerian MLP ETF(a)	439,810	5,277,720
TOTAL EXCHANGE TRADED FUNDS
(Cost $4,434,991)		5,277,720
SECURITIES LENDING COLLATERAL—22.9%
Mount Vernon Liquid Assets Portfolio, LLC, 1.11%	212,364,501	212,364,501
TOTAL SECURITIES LENDING COLLATERAL
(Cost $212,364,501)		212,364,501
TOTAL INVESTMENTS—122.5%
(Cost $986,223,209)**		1,135,179,890
SECURITIES SOLD SHORT—(30.7%)
COMMON STOCKS—(28.9%)
Basic Industries—0.0%
Kennady Diamonds, Inc.*	(45,900)	(110,430)
Tanzanian Royalty Exploration Corp.*	(171,865)	(80,089)
		(190,519)
Capital Goods—(1.9%)
AAON, Inc.	(148,513)	(5,372,458)
American Outdoor Brands Corp.*	(96,172)	(2,178,296)
Applied Energetics, Inc.*	(238,070)	(16,665)
DynaMotive Energy Systems Corp.* ‡	(72,185)	(7)
EnviroStar, Inc.	(47,643)	(976,682)
Griffon Corp.	(199,972)	(4,339,392)
Proto Labs, Inc.*	(72,603)	(4,646,592)
		(17,530,092)
The accompanying notes are an integral part of the portfolio of investments.
6

Communications—(0.5%)
Akamai Technologies, Inc.*	(47,130)	(2,222,180)
CTC Communications Group, Inc.* ‡	(98,900)	0
Gogo, Inc.*	(206,241)	(2,666,696)
Interliant, Inc.* ‡	(600)	0
		(4,888,876)
Consumer Durables—(2.2%)
Qsound Labs, Inc.*‡	(4,440)	0
Sharp Corp.*	(771,000)	(2,831,968)
Tesla Motors, Inc.*	(40,836)	(13,925,485)
Universal Electronics, Inc.*	(52,589)	(3,397,249)
		(20,154,702)
Consumer Non-Durables—(1.8%)
Amish Naturals, Inc.* ‡	(25,959)	0
Amplify Snack Brands, Inc.*	(160,969)	(1,472,867)
Calavo Growers, Inc.	(72,970)	(4,940,069)
elf Beauty, Inc.*	(111,426)	(2,726,594)
MGP Ingredients, Inc.	(87,948)	(4,503,817)
Teligent, Inc.*	(399,540)	(3,308,191)
Valence Technology, Inc.* ‡	(27,585)	(3)
		(16,951,541)
Consumer Services—(5.0%)
Barnes & Noble, Inc.	(224,003)	(1,500,820)
Big 5 Sporting Goods Corp.	(203,581)	(2,829,776)
Casey's General Stores, Inc.	(32,829)	(3,820,967)
Cimpress NV*	(47,657)	(4,210,019)
Corporate Resource Services, Inc.*	(218,896)	(350)
Freshii, Inc.*	(200,079)	(1,895,852)
Jamba, Inc.*	(111,749)	(787,831)
Medidata Solutions, Inc.*	(52,884)	(3,764,283)
Netflix, Inc.*	(60,110)	(9,802,138)
PetMed Express, Inc.	(80,767)	(2,834,114)
Red Robin Gourmet Burgers, Inc.*	(66,626)	(4,802,069)
Sturm Ruger & Co, Inc.	(33,396)	(2,127,325)
Tuniu Corp.*	(309,373)	(2,533,765)
Weight Watchers International, Inc.*	(107,301)	(2,822,016)
Wingstop, Inc.	(75,719)	(2,158,749)
		(45,890,074)
Energy—0.0%
Beard Co.*	(9,710)	(5)
Finance—(0.9%)
Cincinnati Financial Corp.	(55,005)	(3,854,750)
RLI Corp.	(79,791)	(4,431,592)
		(8,286,342)
The accompanying notes are an integral part of the portfolio of investments.
7

Health Care—(5.5%)
Abaxis, Inc.	(82,142)	(3,975,673)
AtriCure, Inc.*	(206,456)	(4,312,866)
AxoGen, Inc.*	(237,109)	(3,521,069)
BodyTel Scientific, Inc.* ‡	(4,840)	0
CareView Communications, Inc.*	(207,465)	(22,717)
Corindus Vascular Robotics, Inc.*	(624,000)	(711,360)
Cross Country Healthcare, Inc.*	(325,244)	(3,756,568)
Endologix, Inc.*	(213,502)	(1,029,080)
Exact Sciences Corp.*	(79,417)	(2,896,338)
GenMark Diagnostics, Inc.*	(285,104)	(3,689,246)
Heska Corp.*	(29,805)	(2,940,561)
Illumina, Inc.*	(12,351)	(2,190,573)
Insulet Corp.*	(96,555)	(4,052,413)
Invacare Corp.	(147,351)	(2,085,017)
iRhythm Technologies, Inc.*	(81,098)	(2,812,479)
K2M Group Holdings, Inc.*	(144,654)	(3,290,879)
NxStage Medical, Inc.*	(102,208)	(2,213,825)
OraSure Technologies, Inc.*	(237,956)	(3,585,997)
STAAR Surgical Co.*	(432,339)	(3,955,902)
		(51,042,563)
Real Estate Investment Trusts—(0.3%)
Monogram Residential Trust, Inc.	(233,886)	(2,252,322)
Technology—(8.5%)
3D Systems Corp.*	(173,294)	(3,543,862)
8x8, Inc.*	(143,509)	(1,958,898)
Ambarella, Inc.*	(47,603)	(2,786,680)
ANTs software, Inc.* ‡	(10,334)	(1)
Apptio, Inc.*	(105,400)	(1,741,208)
Atlassian Corp. PLC Class A*	(115,691)	(4,137,110)
Axcelis Technologies, Inc.*	(167,355)	(3,639,971)
Benefitfocus, Inc.*	(37,700)	(1,198,860)
Callidus Software, Inc.*	(127,545)	(3,048,326)
Capstone Turbine Corp.*	(33,777)	(20,604)
Carbonite, Inc.*	(205,832)	(3,828,475)
Cavium, Inc.*	(34,283)	(2,501,631)
Cirrus Logic, Inc.*	(55,720)	(3,674,734)
Consygen, Inc.* ‡	(200)	0
Cornerstone OnDemand, Inc.*	(74,628)	(2,788,102)
Ener1, Inc.* ‡	(102,820)	(10)
Inseego Corp.*	(801,495)	(817,525)
Knowles Corp.*	(191,333)	(3,277,534)
MINDBODY, Inc.*	(149,625)	(4,196,981)
Nestor, Inc.* ‡	(15,200)	(2)
New Relic, Inc.*	(54,392)	(2,375,299)
PROS Holdings, Inc.*	(130,390)	(3,894,749)
ServiceNow, Inc.*	(20,079)	(2,101,267)
Snap, Inc.*	(373,827)	(7,928,871)
Splunk, Inc.*	(63,768)	(3,905,152)
Tableau Software, Inc.*	(48,494)	(3,007,113)
Tiger Telematics, Inc.* ‡	(6,510)	0
Tyler Technologies, Inc.*	(25,135)	(4,295,069)
Uni-Pixel, Inc.*	(19,665)	(8,159)
Workday, Inc. Class A*	(47,982)	(4,797,240)
Worldgate Communications, Inc.* ‡	(582,655)	(58)
Xybernaut Corp.* ‡	(34,156)	0
Zendesk, Inc.*	(141,867)	(3,685,705)
		(79,159,196)
The accompanying notes are an integral part of the portfolio of investments.
8

Utilities—(2.3%)
Avista Corp.	(35,541)	(1,522,576)
Cadiz, Inc.*	(33,395)	(505,934)
California Water Service Group	(53,420)	(1,851,003)
Chesapeake Utilities Corp.	(30,598)	(2,271,902)
El Paso Electric Co.	(65,507)	(3,537,378)
MGE Energy, Inc.	(29,366)	(1,911,727)
New Jersey Resources Corp.	(40,857)	(1,711,908)
NorthWestern Corp.	(24,381)	(1,510,647)
ONE Gas, Inc.	(24,589)	(1,737,213)
PNM Resources, Inc.	(45,604)	(1,755,754)
Spire, Inc.	(22,065)	(1,563,305)
WGL Holdings, Inc.	(21,334)	(1,765,175)
		(21,644,522)
TOTAL COMMON STOCKS
(Proceeds $(247,736,056))		(267,990,754)
EXCHANGE TRADED FUNDS—(1.8%)
Finance—(1.8%)
iShares 20+ Year Treasury Bond ETF	(63,505)	(7,900,022)
SPDR Bloomberg Barclays International Treasury Bond ETF*	(294,912)	(8,121,877)
		(16,021,899)
TOTAL EXCHANGE TRADED FUNDS
(Proceeds $(16,580,195))		(16,021,899)
TOTAL SECURITIES SOLD SHORT—(30.7%)
(Proceeds $(264,316,251))		(284,012,653)
	Number
	of Contracts
OPTIONS WRITTENƗƗ—(0.1%)
Cognizant Technology Solutions Corp., Class A
Put Options Expires 01/18/2019
Strike Price $45.00	(694)	(102,365)
Medtronic PLC
Put Options Expires 01/18/2019
Strike Price $70.00	(695)	(274,525)
Sears Holdings Corp.
Call Options Expires 01/18/2019
Strike Price $10.00	(3,315)	(354,705)
Wells Fargo & Co.
Put Options Expires 01/18/2019
Strike Price $40.00	(1,692)	(338,400)
TOTAL OPTIONS WRITTEN
(Premiums received $(2,871,380))		(1,069,995)
OTHER ASSETS IN EXCESS OF LIABILITIES—8.3%		76,556,763
NET ASSETS—100.0%		$926,654,005
The accompanying notes are an integral part of the portfolio of investments.

9

ADR	American Depositary Receipt
PLC	Public Limited Company
*	Non-income producing.
(a)	All or a portion of the security is on loan. At May 31, 2017, the market value of securities on loan was $206,222,807.
Ɨ	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
#	Security segregated as collateral for options written.
ƗƗ	Primary risk exposure is equity contracts.
‡
Security has been valued at fair market value as determined in good faith by or under the direction of the RBB Fund, Inc.'s Board of Directors.  As of May 31, 2017, short securities amounted to $(81) or 0.0% of net assets.

**	The cost basis of investments for federal income tax purposes at May 31, 2017 was as follows:

	Cost of investments	$986,223,209
	Gross unrealized appreciation	$187,180,740
	Gross unrealized (depreciation)	(38,224,059)
	Net unrealized appreciation (depreciation)	$148,956,681

*Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year's federal income tax information, please refer to the Notes of Financial Statements section in the Fund's most recent annual report.

	The accompanying notes are an integral part of the portfolio of investments.

10

BOSTON PARTNERS INVESTMENT FUNDS	MAY 31, 2017 (unaudited)

BOSTON PARTNERS LONG/SHORT EQUITY FUND	Portfolio of Investments

A summary of the inputs used to value the Fund's investments as of May 31, 2017 is as follows (see Notes to Portfolio of Investments):

			Level 2	Level 3
	Total	Level 1	Other Significant	Significant
	Value as of	Quoted	Observable	Unobservable
	May 31, 2017	Price	Inputs	Inputs
Common Stocks
Basic Industries	$51,484,114	$51,484,114	$-	$-
Capital Goods	97,957,706	97,957,706	-	-	*
Communications	29,668,638	29,668,638	-	-
Consumer Durables	4,809,899	1,561,235	3,248,664	-
Consumer Non-Durables	17,347,440	17,347,440	-	-
Consumer Services	127,672,465	127,672,465	-	-
Energy	117,192,441	115,151,241	2,041,200	-
Finance	213,865,886	213,865,886	-	-
Health Care	112,287,386	112,287,386	-	-
Real Estate Investment Trusts	13,640,143	13,640,143	-	-
Technology	79,527,412	79,527,412	-	-
Transportation	44,967,102	44,967,102	-	-
Utilities	7,117,037	7,117,037	-	-
Exchange Traded Funds	5,277,720	5,277,720	-	-
Securities Lending Collateral	212,364,501	212,364,501	-	-
Total Assets	$1,135,179,890	$1,129,890,026	$5,289,864	$-	*

			Level 2	Level 3
	Total	Level 1	Other Significant	Significant
	Value as of	Quoted	Observable	Unobservable
	May 31, 2017	Price	Inputs	Inputs
Securities Sold Short
Basic Industries	$(190,519)	$(190,519)	$-	$-
Capital Goods	(17,530,092)	(17,530,085)	-		(7)
Communications	(4,888,876)	(4,888,876)	-	-	*
Consumer Durables	(20,154,702)	(17,322,734)	(2,831,968)	-	*
Consumer Non-Durables	(16,951,541)	(16,951,538)	-		(3)
Consumer Services	(45,890,074)	(45,889,724)	(350)	-
Energy	(5)	-	(5)	-
Finance	(8,286,342)	(8,286,342)		-
Health Care	(51,042,563)	(51,042,563)	-	-	*
Real Estate Investment Trusts	(2,252,322)	(2,252,322)	-	-
Technology	(79,159,196)	(79,159,125)	-		(71)
Utilities	(21,644,522)	(21,644,522)	-	-
Exchange Traded Funds	(16,021,899)	(16,021,899)	-	-
Options Written
Equity Contracts	(1,069,995)	(693,105)	(376,890)	-
Total Liabilities	$(285,082,648)	$(281,873,354)	$(3,209,213)		$(81)

* As of May 31, 2017, Level 3 fair valued securities amounted to less than $1.

The accompanying notes are an integral part of the portfolio of investments.

11

BOSTON PARTNERS INVESTMENT FUNDS	MAY 31, 2017 (unaudited)

BOSTON PARTNERS LONG/SHORT RESEARCH FUND	Portfolio of Investments

	Number of
	Shares	Value
LONG POSITIONS—100.2%
COMMON STOCKS—94.6%
Basic Industries—5.3%
Berry Global Group, Inc.*Ɨ	728,096	$42,222,287
Celanese Corp.	300,388	25,998,581
Crown Holdings, Inc.*	608,274	35,121,741
Ferro Corp.*	540,025	9,050,819
FMC Corp.	209,994	15,827,248
Graphic Packaging Holding Co.Ɨ	2,448,384	33,077,668
PPG Industries, Inc.Ɨ	360,077	38,297,790
RPC Group PLC	1,655,446	18,320,199
Steel Dynamics, Inc.	630,731	21,438,547
Stornoway Diamond Corp.*	26,913,645	16,337,261
SunCoke Energy, Inc.*	1,506,013	13,162,553
Valvoline, Inc.	995,220	22,263,071
WestRock Co.Ɨ	615,088	33,473,089
Yara International ASA	531,047	19,784,087
		344,374,941
Capital Goods—12.5%
AMETEK, Inc.	537,963	32,826,502
BAE Systems PLC	1,923,807	16,559,201
Carlisle Cos., Inc.	274,479	27,812,957
CRH PLC	679,306	24,541,741
General Dynamics Corp.Ɨ	298,244	60,618,093
Honeywell International, Inc.Ɨ	270,003	35,907,699
Huntington Ingalls Industries, Inc.	144,602	28,314,518
Illinois Tool Works, Inc.	188,003	26,549,784
Ingersoll-Rand PLCƗ	202,917	18,181,363
Koninklijke Philips NV	1,107,198	39,124,498
L3 Technologies, Inc.	119,959	20,223,888
Lockheed Martin Corp.Ɨ	187,686	52,764,165
Masco Corp.Ɨ	1,099,358	40,951,085
Northrop Grumman Corp.Ɨ	126,365	32,756,335
Owens Corning	250,267	15,616,661
Raytheon Co.Ɨ	342,454	56,165,881
Siemens AG, Registered Shares	381,230	54,523,281
Snap-on, Inc.	127,170	20,558,302
Spirit AeroSystems Holdings, Inc.	244,332	13,313,651
Stanley Black & Decker, Inc.Ɨ	282,493	38,882,337
Textron, Inc.Ɨ	1,075,770	51,421,806
Tutor Perini Corp.*	516,245	13,396,558
United Technologies Corp.Ɨ	330,682	40,105,113
Vinci SA	198,818	17,390,047
WABCO Holdings, Inc.*	149,283	18,185,655
Wienerberger AG	559,718	13,194,579
		809,885,700
The accompanying notes are an integral part of the portfolio of investments.
1

Communications—7.6%
Alphabet, Inc., Class A*Ɨ	120,902	119,341,155
Baidu, Inc. - Sponsored ADR*Ɨ	162,900	30,315,690
Comcast Corp., Class AƗ	1,743,716	72,695,520
Liberty Broadband Corp., Class C*Ɨ	124,725	11,121,728
Liberty Global PLC LiLAC, Class C*Ɨ	517,925	10,855,708
Liberty Global PLC, Series C*Ɨ	1,779,095	52,874,703
NetEase, Inc. - ADRƗ	229,348	65,313,724
Priceline Group, Inc., (The)*	8,129	15,258,865
Telecom Italia SpA/Milano*	9,249,586	8,683,102
VeriSign, Inc.*	117,443	10,588,661
Verizon Communications, Inc.Ɨ	593,644	27,687,556
Vodafone Group PLC	8,686,169	25,940,032
Yandex NV, Class A*	482,568	12,778,401
YY, Inc. - ADR*	497,877	29,046,144
		492,500,989
Consumer Durables—1.0%
BorgWarner, Inc.	730,268	31,043,693
Brunswick Corp.	606,183	33,497,672
		64,541,365
Consumer Non-Durables—3.9%
Activision Blizzard, Inc.	301,557	17,665,209
Altria Group, Inc.	544,826	41,101,673
Coca-Cola Bottlers Japan, Inc.	1,051,000	33,865,811
Coca-Cola European Partners PLC	939,640	38,562,826
Electronic Arts, Inc.*	358,298	40,605,912
Greencore Group PLC	7,291,989	22,702,436
Hasbro, Inc.	138,088	14,535,143
Nomad Foods Ltd.*	3,166,963	44,812,527
		253,851,537
Consumer Services—11.2%
Alibaba Group Holding Ltd. - Sponsored ADR*	329,345	40,331,589
Babcock International Group PLC	2,806,587	33,770,601
CBS Corp., Class B non-voting sharesƗ	721,539	44,093,248
CVS Health Corp.Ɨ	234,387	18,007,953
eBay, Inc.*	1,661,467	56,988,318
Home Depot, Inc., (The)	148,114	22,736,980
Interpublic Group of Cos., Inc., (The)	1,691,011	42,156,904
Lowe's Cos., Inc.Ɨ	256,182	20,179,456
Moneysupermarket.com Group PLC	6,855,455	30,809,278
Nielsen Holdings PLC	937,522	36,075,847
Omnicom Group, Inc.Ɨ	429,402	35,949,535
ProSiebenSat.1 Media SE	996,324	42,336,527
Robert Half International, Inc.Ɨ	594,734	27,649,184
Scripps Networks Interactive, Inc., Class A	612,134	40,535,514
Six Flags Entertainment Corp.	561,571	33,907,657
Tesco PLC*	13,954,820	33,080,671
Time Warner, Inc.Ɨ	648,903	64,559,359
TJX Cos., Inc., (The)	267,388	20,110,252
Twenty-First Century Fox, Inc., Class A	1,751,564	47,502,416
Vipshop Holdings Ltd.*	997,543	12,339,607
WPP PLC	1,205,125	27,118,257
		730,239,153
The accompanying notes are an integral part of the portfolio of investments.
2

Energy—7.3%
Chevron Corp.	275,992	28,559,652
Cimarex Energy Co.	257,474	27,693,904
Diamondback Energy, Inc.*	471,353	43,722,704
Energen Corp.*	732,710	41,793,778
Enerplus Corp.	2,876,831	22,680,720
Gulfport Energy Corp.*	1,102,780	15,824,893
Halcon Resources Corp.*	2,930,000	14,239,800
Jagged Peak Energy, Inc.*	1,569,882	20,424,165
Kosmos Energy Ltd.*Ɨ	1,086,916	6,521,496
Marathon Petroleum Corp.	704,724	36,673,837
Parsley Energy, Inc., Class A*Ɨ	1,216,152	36,058,907
Pioneer Natural Resources Co.	193,499	32,287,243
QEP Resources, Inc.*	2,101,850	21,018,500
RSP Permian, Inc.*	650,146	23,138,696
Tesoro Corp.	545,691	45,423,319
TOTAL SA	525,993	27,787,314
Viper Energy Partners LP	1,232,239	20,972,708
WildHorse Resource Development Corp.*	980,246	11,684,532
		476,506,168
Finance—18.6%
Air Lease Corp.	284,174	10,491,704
Alleghany Corp.*	41,787	24,543,177
Allstate Corp., (The)Ɨ	461,079	39,809,561
American International Group, Inc.	402,229	25,593,831
Aon PLC	340,884	44,625,124
Bank of America Corp.Ɨ	3,264,174	73,150,139
BB&T Corp.Ɨ	492,310	20,504,711
Berkshire Hathaway, Inc. Class B*Ɨ	195,012	32,231,583
Capital One Financial Corp.Ɨ	370,543	28,502,168
Charles Schwab Corp., (The)Ɨ	882,049	34,179,399
Chubb Ltd.Ɨ	188,746	27,026,540
Citigroup, Inc.Ɨ	1,172,164	70,962,809
Citizens Financial Group, Inc.Ɨ	404,112	13,780,219
Discover Financial ServicesƗ	696,856	40,905,447
East West Bancorp, Inc.	521,591	28,546,675
Fifth Third BancorpƗ	1,020,771	24,233,104
Goldman Sachs Group, Inc., (The)Ɨ	106,145	22,424,193
Huntington Bancshares, Inc.Ɨ	2,789,718	34,983,064
ICICI Bank Ltd. - ADR	1,833,709	18,190,393
Jardine Lloyd Thompson Group PLC	602,811	9,164,921
JPMorgan Chase & Co.Ɨ	726,416	59,675,074
Lloyds Banking Group PLC	28,357,640	25,812,164
Marsh & McLennan Cos., Inc.	313,995	24,353,452
Melrose Industries PLC	4,113,193	12,679,338
MetLife, Inc.	498,350	25,211,527
Morgan Stanley	187,884	7,842,278
Navient Corp.Ɨ	2,148,146	30,997,747
NCS Multistage Holdings, Inc.*	950,275	24,935,216
Raymond James Financial, Inc.	353,235	25,528,293
Regions Financial Corp.	1,435,803	19,871,514
Silver Run Acquisition Corp. II*	2,473,256	25,969,188
SLM Corp.*	3,033,609	31,519,198
Sompo Holdings, Inc.	609,300	23,508,724
State Street Corp.Ɨ	394,416	32,129,127
SunTrust Banks, Inc.Ɨ	401,198	21,411,937
Swiss Re AG	242,576	22,118,192
Synchrony Financial	1,125,193	30,211,432
TD Ameritrade Holding Corp.Ɨ	656,113	24,512,382
Travelers Cos., Inc., (The)Ɨ	150,294	18,764,206
Unum GroupƗ	574,611	25,846,003
US Bancorp	424,025	21,578,632
Wells Fargo & Co.Ɨ	1,039,117	53,140,443
		1,211,464,829
 The accompanying notes are an integral part of the portfolio of investments.
3

Health Care—7.9%
Anthem, Inc.Ɨ	268,975	49,047,591
Cardinal Health, Inc.Ɨ	299,000	22,212,710
Celgene Corp.*	168,690	19,299,823
Cigna Corp.Ɨ	254,483	41,030,294
DaVita HealthCare Partners, Inc.*	389,344	25,797,933
Express Scripts Holding Co.*	269,925	16,128,019
Gilead Sciences, Inc.Ɨ	465,658	30,216,548
Johnson & JohnsonƗ	398,614	51,122,245
Laboratory Corp. of America Holdings*Ɨ	223,043	31,002,977
Merck & Co., Inc.Ɨ	855,257	55,685,783
Pfizer, Inc.Ɨ	751,450	24,534,842
Quest Diagnostics, Inc.	240,192	26,125,684
Roche Holding AG	65,884	18,088,388
Sanofi - ADR	312,186	15,481,304
UnitedHealth Group, Inc.	173,834	30,452,240
Universal Health Services, Inc., Class B	236,594	26,891,274
Waters Corp.*	86,889	15,607,002
Zimmer Biomet Holdings, Inc.	137,765	16,422,966
		515,147,623
Technology—17.1%
Alliance Data Systems Corp.	53,357	12,865,973
Amdocs Ltd.Ɨ	650,824	42,160,379
Apple, Inc.	200,100	30,567,276
Arrow Electronics, Inc.*Ɨ	513,304	38,800,649
Broadcom Ltd.Ɨ	234,481	56,153,510
Brocade Communications Systems, Inc.Ɨ	2,122,046	26,801,441
Cap Gemini SA	301,710	31,241,000
CDW Corp.Ɨ	332,178	19,990,472
Cisco Systems, Inc.Ɨ	1,102,732	34,769,140
CommScope Holding Co., Inc.*	431,371	15,956,413
Dell Technologies Inc., Class V*	74,816	5,191,482
DXC Technology Co.Ɨ	813,226	63,041,280
Eaton Corp. PLC	479,349	37,092,026
EnerSys	99,584	7,375,191
Equiniti Group PLC	1,394,192	4,019,307
EVERTEC, Inc.Ɨ	688,058	11,352,957
Flextronics International Ltd.*Ɨ	3,408,589	58,832,246
Harris Corp.Ɨ	617,830	69,295,813
Hewlett Packard Enterprise Co.Ɨ	2,653,529	49,912,880
Hollysys Automation Technologies, Ltd.	166,966	2,669,786
HP, Inc.	467,391	8,768,255
Jabil Circuit, Inc.Ɨ	644,603	19,286,522
KLA-Tencor Corp.	272,002	28,288,208
Leidos Holdings, Inc.Ɨ	508,015	28,225,313
Marvell Technology Group Ltd.	2,241,315	38,640,271
Microsoft Corp.Ɨ	802,774	56,065,736
ON Semiconductor Corp.*Ɨ	3,356,674	51,961,314
Oracle Corp.Ɨ	1,352,793	61,403,274
PayPal Holdings, Inc.*Ɨ	274,933	14,354,252
Qorvo, Inc.*	193,301	15,067,813
Samsung Electronics Co., Ltd.	34,577	68,867,122
TE Connectivity Ltd.Ɨ	478,094	37,697,712
Texas Instruments, Inc.Ɨ	550,889	45,442,834
Versum Materials, Inc.	564,946	17,535,924
		1,109,693,771
The accompanying notes are an integral part of the portfolio of investments.
4

Transportation—0.5%
Delta Air Lines, Inc.Ɨ	334,445	16,431,283
United Continental Holdings, Inc.*	177,415	14,134,653
		30,565,936
Utilities—1.7%
AES Corp.	2,353,637	27,490,480
Boardwalk Pipeline Partners LP	2,348,774	42,442,346
Enterprise Products Partners LP	959,000	25,710,790
MPLX LP	450,024	14,873,293
		110,516,909
TOTAL COMMON STOCKS
(Cost $4,913,560,444)		6,149,288,921
PREFERRED STOCKS—0.3%
Consumer Durables—0.3%
Volkswagen AG	110,788	16,694,342
TOTAL PREFERRED STOCKS
(Cost $17,084,898)		16,694,342
SHORT-TERM INVESTMENTS—5.3%
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio, 0.58%	343,407,763	343,407,763
TOTAL SHORT-TERM INVESTMENTS
(Cost $343,407,763)		343,407,763
TOTAL INVESTMENTS—100.2%
(Cost $5,274,053,105)**		6,509,391,026
SECURITIES SOLD SHORT—(47.1%)
RIGHTS—(0.0)%
Finance—(0.0)%
Credit Suisse Group AG*	(789,021)	(366,589)
TOTAL RIGHTS
(Proceeds $(403,008))		(366,589)
COMMON STOCKS—(47.1%)
Basic Industries—(2.6%)
Air Liquide SA	(122,800)	(14,977,137)
Antofagasta PLC	(989,303)	(10,240,157)
AptarGroup, Inc.	(263,655)	(22,413,312)
Balchem Corp.	(193,993)	(15,271,129)
Ball Corp.	(642,798)	(26,290,438)
Bemis Co., Inc.	(209,676)	(9,359,937)
Ingevity Corp.*	(156,978)	(9,272,691)
Kinross Gold Corp.*	(3,702,898)	(15,959,490)
NewMarket Corp.	(45,726)	(21,278,594)
Sonoco Products Co.	(474,386)	(24,056,114)
		(169,118,999)
The accompanying notes are an integral part of the portfolio of investments.
5

Capital Goods—(3.4%)
Actuant Corp., Class A	(728,706)	(18,909,921)
Airbus Group SE	(267,039)	(21,961,628)
Deere & Co.	(162,539)	(19,904,526)
Flowserve Corp.	(125,830)	(6,102,755)
HB Fuller Co.	(341,938)	(17,353,354)
James Hardie Industries PLC	(845,545)	(12,311,397)
Metso OYJ	(268,284)	(9,122,054)
Middleby Corp., (The)*	(152,273)	(19,545,762)
MTU Aero Engines AG	(128,063)	(18,082,884)
Rolls-Royce Holdings PLC	(1,757,086)	(19,664,677)
Sun Hydraulics Corp.	(300,619)	(12,863,487)
Toro Co., (The)	(238,836)	(16,357,878)
Vallourec SA*	(2,530,179)	(15,944,530)
Wabtec Corp.	(127,365)	(10,412,089)
		(218,536,942)
Communications—(2.1%)
58.com, Inc. - ADR*	(304,846)	(13,108,378)
Cogent Communications Holdings, Inc.	(611,942)	(24,110,515)
CoStar Group, Inc.*	(66,438)	(17,378,188)
Eutelsat Communications SA	(540,685)	(13,917,748)
Frontier Communications Corp.	(3,008,623)	(3,941,296)
SES SA	(672,850)	(16,659,661)
Sprint Corp.*	(2,978,674)	(25,288,942)
TalkTalk Telecom Group PLC	(3,007,413)	(6,877,917)
Telefonica SA	(412,199)	(4,595,984)
Telefonica SA - ADR	(933,865)	(10,477,965)
		(136,356,594)
Consumer Durables—(1.3%)
Autoliv, Inc.	(190,559)	(21,136,804)
Harley-Davidson, Inc.	(292,470)	(15,503,834)
Tesla Motors, Inc.*	(73,179)	(24,954,771)
Thor Industries, Inc.	(262,760)	(23,787,663)
		(85,383,072)
Consumer Non-Durables—(3.8%)
B&G Foods, Inc.	(597,015)	(24,208,958)
Boston Beer Co., Inc. (The)*	(134,641)	(19,220,003)
China Resources Beer Holdings Co., Ltd.*	(9,418,000)	(23,743,047)
Cie Financiere Richemont SA	(129,319)	(10,820,929)
Columbia Sportswear Co.	(228,314)	(12,392,884)
Coty, Inc.	(1,114,475)	(21,108,156)
Gildan Activewear, Inc.	(683,570)	(19,782,516)
Mattel, Inc.	(829,571)	(19,005,472)
McCormick & Co., Inc. non-voting shares	(217,413)	(22,643,564)
Nintendo Co., Ltd.	(61,400)	(18,614,423)
Remy Cointreau SA	(102,874)	(11,284,862)
Snyder's-Lance, Inc.	(303,733)	(11,162,188)
TreeHouse Foods, Inc.*	(270,809)	(20,901,039)
Under Armour, Inc., Class A*	(735,413)	(14,090,513)
		(248,978,554)
The accompanying notes are an integral part of the portfolio of investments.
6

Consumer Services—(8.6%)
Acxiom Corp.*	(459,612)	(12,041,835)
Buffalo Wild Wings, Inc.*	(79,044)	(11,358,623)
CarMax, Inc.*	(364,543)	(22,904,237)
Casey's General Stores, Inc.	(144,777)	(16,850,595)
Cheesecake Factory Inc., (The)	(340,274)	(20,069,361)
Chipotle Mexican Grill, Inc.*	(40,058)	(19,121,686)
Cimpress NV*	(318,647)	(28,149,276)
Cracker Barrel Old Country Store, Inc.	(101,443)	(16,921,707)
Dollar General Corp.	(218,660)	(16,047,457)
Dollarama, Inc.	(157,592)	(14,597,836)
Dunkin' Brands Group, Inc.	(278,092)	(16,271,163)
FactSet Research Systems, Inc.	(111,231)	(18,429,864)
Hennes & Mauritz AB, Class B	(771,515)	(19,190,384)
Just Eat PLC*	(2,203,177)	(19,081,194)
Kohl's Corp.	(272,649)	(10,477,901)
Medidata Solutions, Inc.*	(346,473)	(24,661,948)
Multi-Color Corp.	(206,168)	(17,709,831)
Netflix, Inc.*	(142,161)	(23,182,194)
Next PLC	(245,775)	(13,827,486)
Norwegian Cruise Line Holdings Ltd.*	(259,588)	(12,971,612)
Pearson PLC	(3,113,237)	(28,355,820)
PriceSmart, Inc.	(170,224)	(15,022,268)
Ritchie Bros. Auctioneers, Inc.	(783,256)	(24,312,266)
Rollins, Inc.	(277,590)	(11,955,801)
SeaWorld Entertainment, Inc.	(1,179,857)	(21,060,448)
Television Francaise 1	(1,929,784)	(24,783,327)
Texas Roadhouse, Inc.	(257,357)	(12,589,905)
Ultimate Software Group Inc., (The)*	(113,485)	(25,050,679)
Wayfair, Inc.*	(415,174)	(26,135,203)
Whole Foods Market, Inc.	(380,163)	(13,301,903)
		(556,433,810)
Energy—(3.6%)
Apache Corp.	(539,054)	(25,206,165)
Carrizo Oil & Gas, Inc.*	(751,661)	(16,491,442)
Ecopetrol SA	(1,195,508)	(10,914,988)
Hess Corp.	(569,545)	(26,136,420)
HollyFrontier Corp.	(996,815)	(23,823,879)
Laredo Petroleum, Inc.*	(1,757,874)	(20,655,020)
Murphy Oil Corp.	(891,172)	(21,753,509)
National Oilwell Varco, Inc.	(623,661)	(20,375,005)
Neste Oyj	(428,875)	(17,018,071)
Transocean Ltd.*	(1,733,580)	(15,758,242)
Ultra Petroleum Corp.*	(1,356,986)	(15,293,232)
Whiting Petroleum Corp.*	(2,574,939)	(18,179,069)
		(231,605,042)
The accompanying notes are an integral part of the portfolio of investments.
7

Finance—(7.3%)
Aberdeen Asset Management PLC	(2,409,693)	(8,978,015)
BancorpSouth, Inc.	(380,953)	(10,933,351)
Bank of East Asia Ltd., (The)	(3,887,650)	(16,410,455)
Bankinter SA	(1,350,645)	(12,449,271)
BOK Financial Corp.	(116,985)	(9,420,802)
CaixaBank SA	(1,964,946)	(9,297,299)
Canadian Western Bank	(680,154)	(12,219,963)
Cincinnati Financial Corp.	(219,431)	(15,377,724)
Community Bank System, Inc.	(323,112)	(17,370,501)
Credit Suisse Group AG	(789,021)	(10,775,196)
Cullen/Frost Bankers, Inc.	(121,892)	(11,172,621)
CVB Financial Corp.	(711,691)	(14,447,327)
Eaton Vance Corp.	(556,404)	(25,911,734)
Financial Engines, Inc.	(410,715)	(15,566,099)
First Financial Bankshares, Inc.	(763,107)	(29,188,843)
Glacier Bancorp, Inc.	(401,546)	(12,953,874)
Hang Seng Bank Ltd.	(630,900)	(13,310,535)
Hiscox Ltd.	(1,183,502)	(18,725,477)
M&T Bank Corp.	(67,819)	(10,611,639)
MB Financial, Inc.	(280,383)	(11,546,172)
Mercury General Corp.	(286,049)	(16,018,744)
Mobile Mini, Inc.	(622,340)	(17,425,520)
New York Community Bancorp, Inc.	(860,944)	(11,123,396)
People's United Financial, Inc.	(781,793)	(12,954,310)
Prosperity Bancshares, Inc.	(184,386)	(11,549,939)
RLI Corp.	(261,975)	(14,550,092)
Trustmark Corp.	(451,025)	(13,715,670)
UMB Financial Corp.	(171,496)	(12,009,865)
United Bankshares, Inc.	(495,136)	(18,938,952)
Valley National Bancorp	(931,549)	(10,507,873)
Verisk Analytics, Inc.*	(189,177)	(15,302,528)
Westamerica Bancorporation	(465,289)	(23,873,979)
WisdomTree Investments, Inc.	(1,030,063)	(9,795,899)
		(474,433,665)
Health Care—(4.1%)
AmerisourceBergen Corp.	(171,971)	(15,781,779)
Bristol-Myers Squibb Co.	(375,845)	(20,276,838)
Chugai Pharmaceutical Co., Ltd.	(431,600)	(16,415,356)
Coloplast A/S, Class B	(150,156)	(12,860,079)
Elekta AB, Class B	(1,204,027)	(12,067,046)
Eli Lilly & Co.	(248,361)	(19,762,085)
Henry Schein, Inc.*	(56,969)	(10,480,587)
IDEXX Laboratories, Inc.*	(91,236)	(15,363,230)
Illumina, Inc.*	(75,440)	(13,380,039)
Intuitive Surgical, Inc.*	(27,046)	(24,738,435)
Juno Therapeutics, Inc.*	(523,749)	(12,166,689)
Ono Pharmaceutical Co., Ltd.	(623,100)	(12,960,158)
Sonova Holding AG	(81,528)	(13,504,044)
Takeda Pharmaceutical Co., Ltd.	(231,500)	(11,931,471)
Teladoc, Inc.*	(367,028)	(11,231,057)
TESARO, Inc.*	(68,030)	(10,157,559)
West Pharmaceutical Services, Inc.	(228,144)	(22,134,531)
Wright Medical Group NV*	(498,706)	(13,325,424)
		(268,536,407)
 The accompanying notes are an integral part of the portfolio of investments.
8

Real Estate Investment Trusts—(0.9%)
Equinix, Inc.	(65,023)	(28,675,793)
Pebblebrook Hotel Trust	(404,770)	(12,515,488)
Washington Prime Group, Inc.	(2,548,171)	(19,442,545)
		(60,633,826)
Technology—(8.1%)
2U, Inc.*	(396,274)	(16,940,714)
ACI Worldwide, Inc.*	(1,496,145)	(34,201,875)
Arista Networks, Inc.*	(218,222)	(32,161,558)
Bitauto Holdings Ltd.*	(236,776)	(6,236,680)
Blackbaud, Inc.	(301,225)	(24,920,344)
Cavium, Inc.*	(214,373)	(15,642,798)
Cognex Corp.	(193,385)	(17,696,661)
Dassault Systemes SA	(223,002)	(20,563,011)
Electronics For Imaging, Inc.*	(482,245)	(22,868,058)
F5 Networks, Inc.*	(103,198)	(13,222,760)
Guidewire Software, Inc.*	(377,648)	(25,083,380)
Hexagon AB, Class B	(462,990)	(20,267,380)
Infineon Technologies AG	(703,046)	(15,568,688)
Infosys Ltd.	(1,050,162)	(15,857,446)
Itron, Inc.*	(304,940)	(20,629,191)
Knowles Corp.*	(1,192,311)	(20,424,287)
National Instruments Corp.	(654,642)	(24,974,592)
Palo Alto Networks, Inc.*	(70,936)	(8,412,300)
Proofpoint, Inc.*	(261,526)	(22,491,236)
salesforce.com, Inc.*	(226,006)	(20,259,178)
Snap, Inc.*	(449,463)	(9,533,110)
Telefonaktiebolaget LM Ericsson	(1,557,260)	(11,350,843)
United Microelectronics Corp.	(10,792,130)	(22,231,788)
Veeva Systems, Inc., Class A*	(404,512)	(25,702,693)
ViaSat, Inc.*	(136,741)	(8,922,350)
Wipro Ltd. - ADR	(2,346,234)	(25,292,403)
Workday, Inc. Class A*	(249,249)	(24,919,915)
		(526,375,239)
Transportation—(1.1%)
Heartland Express, Inc.	(672,944)	(13,088,761)
JB Hunt Transport Services, Inc.	(151,870)	(12,966,661)
Kuehne + Nagel International AG	(101,711)	(16,424,970)
Old Dominion Freight Line, Inc.	(137,538)	(12,284,894)
Panalpina Welttransport Holding AG	(130,700)	(17,955,855)
		(72,721,141)
Utilities—(0.2%)
Tallgrass Energy GP LP	(460,965)	(11,879,068)
TOTAL COMMON STOCKS
(Proceeds $(2,766,968,935))		(3,060,992,359)
TOTAL SECURITIES SOLD SHORT—(47.1%)
(Proceeds $(2,767,371,943))		(3,061,358,948)
OTHER ASSETS IN EXCESS OF LIABILITIES—46.9%		3,048,416,308
NET ASSETS—100.0%		$6,496,448,386

ADR	American Depositary Receipt
PLC	Public Limited Company
*	Non-income producing.
Ɨ	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
**	The cost basis of investments for federal income tax purposes at May 31, 2017 was as follows:

	Cost of investments	$5,274,053,105
	Gross unrealized appreciation	$1,379,249,521
	Gross unrealized (depreciation)	(143,911,600)
	Net unrealized appreciation (depreciation)	$1,235,337,921

*Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year's federal income tax information, please refer to the Notes of Financial Statements section in the Fund's most recent annual report.

The accompanying notes are an integral part of the portfolio of investments.

9

Contracts For Difference held by the Fund at May 31, 2017, are as follows:

		Number of Contracts	Notional	Unrealized Appreciation
Reference Company	Counterparty	Long/(Short)	Amount	(Depreciation)
Long
China
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., Class A	Goldman Sachs	1,389,911	$17,002,438	$760,334
Wuliangye Yibin Co., Ltd., Class A	Goldman Sachs	5,510,112	38,068,615	612,749
		6,900,023	55,071,053	1,373,083
Total Long				1,373,083

Short
Hong Kong
Semiconductor Manufacturing	Goldman Sachs	(19,013,600)	$(20,802,439)	$765,544
South Korea
Hyundai Motor Co.	Goldman Sachs	(193,284)	(27,276,761)	(899,280)
Taiwan
AU Optronics Corp.	Goldman Sachs	(12,006,000)	(4,688,784)	(13,456)
Innolux Corp.	Goldman Sachs	(34,122,000)	(14,911,314)	(499,444)
		(46,128,000)	(19,600,098)	(512,900)
Total Short				(646,636)
Net unrealized gain/(loss) on Contracts For difference				$726,447

The accompanying notes are an integral part of the portfolio of investments.

10

BOSTON PARTNERS INVESTMENT FUNDS	MAY 31, 2017 (unaudited)

BOSTON PARTNERS LONG/SHORT RESEARCH FUND	Portfolio of Investments

A summary of the inputs used to value the Fund's investments as of May 31, 2017 is as follows (see Notes to Portfolio of Investments):

	Total Value as of May 31, 2017	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks
Basic Industries	$344,374,941	$306,270,655	$38,104,286	$-
Capital Goods	809,885,700	657,746,931	152,138,769	-
Communications	492,500,989	457,877,855	34,623,134	-
Consumer Durables	64,541,365	64,541,365	-	-
Consumer Non-Durables	253,851,537	197,283,290	56,568,247	-
Consumer Services	730,239,153	563,123,818	167,115,334	-
Energy	476,506,168	434,479,054	42,027,114	-
Finance	1,211,464,829	1,140,025,748	71,439,081	-
Health Care	515,147,623	497,059,236	18,088,387	-
Technology	1,109,693,771	1,009,585,649	100,108,122	-
Transportation	30,565,936	30,565,936	-	-
Utilities	110,516,909	110,516,909	-	-
Preferred Stocks
Consumer Durables	16,694,342	-	16,694,342	-
Short-Term Investments	343,407,763	343,407,763	-	-
Contracts For Difference	-
Equity Contracts	1,373,083	-	1,373,083	-
Total Assets	$6,510,764,109	$5,812,484,209	$698,279,899	$—

	Total Value as of May 31, 2017	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Securities Sold Short
Basic Industries	$(169,118,999)	$(143,901,704)	$(25,217,295)	$-
Capital Goods	(218,536,942)	(121,449,771)	(97,087,171)	-
Communications	(136,356,594)	(101,183,202)	(35,173,392)	-
Consumer Durables	(85,383,072)	(85,383,072)	-	-
Consumer Non-Durables	(248,978,554)	(184,515,292)	(64,463,262)	-
Consumer Services	(556,433,810)	(451,195,600)	(105,238,210)	-
Energy	(231,605,042)	(214,586,971)	(17,018,071)	-
Finance	(474,800,254)	(403,579,483)	(71,220,771)	-
Health Care	(268,536,407)	(188,798,252)	(79,738,155)	-
Real Estate Investment Trusts	(60,633,826)	(60,633,826)	-	-
Technology	(526,375,239)	(458,625,317)	(67,749,922)	-
Transportation	(72,721,141)	(38,340,316)	(34,380,825)	-
Utilities	(11,879,068)	(11,879,068)	-	-
Contracts For Difference
Equity Contracts	(646,636)	-	(646,636)	-
Total Liabilities	$(3,062,005,584)	$(2,464,071,874)	$(597,933,710)	$—

The accompanying notes are an integral part of the portfolio of investments.

11

BOSTON PARTNERS INVESTMENT FUNDS	MAY 31, 2017 (unaudited)

BOSTON PARTNERS ALL-CAP VALUE FUND	Portfolio of Investments

	Number of
	Shares	Value
RIGHTS—0.0%
Technology—0.0%
CVR Banctec Inc. - Escrow Shares*ǂ	14,327	$0
TOTAL RIGHTS
(Cost $0)		0
COMMON STOCKS—95.7%
Basic Industries—1.6%
Crown Holdings, Inc.*(a)	134,525	7,767,473
FMC Corp.(a)	65,694	4,951,357
Graphic Packaging Holding Co.	399,408	5,396,002
PPG Industries, Inc.(a)	81,216	8,638,134
		26,752,966
Capital Goods—6.4%
AMETEK, Inc.(a)	155,231	9,472,196
CRH PLC - Sponsored ADR	143,203	5,172,492
General Dynamics Corp.	72,388	14,712,861
Ingersoll-Rand PLC	71,139	6,374,055
Masco Corp.	162,028	6,035,543
Raytheon Co.(a)	98,130	16,094,301
Spirit AeroSystems Holdings, Inc.	85,370	4,651,811
Stanley Black & Decker, Inc.	95,669	13,167,881
Textron, Inc.	128,767	6,155,063
United Technologies Corp.(a)	149,292	18,106,134
WABCO Holdings, Inc.*	34,576	4,212,048
WESCO International, Inc.*	88,661	5,421,620
		109,576,005
Communications—3.8%
Alphabet, Inc., Class A*	19,113	18,866,251
Comcast Corp., Class A	240,972	10,046,123
IAC/InterActiveCorp*(a)	120,627	12,827,475
NetEase, Inc. - ADR	42,003	11,961,614
YY, Inc. - ADR*	179,755	10,486,907
		64,188,370
Consumer Durables—1.4%
Brunswick Corp.	234,412	12,953,607
Lear Corp.	67,854	10,112,960
		23,066,567
Consumer Non-Durables—2.7%
Activision Blizzard, Inc.(a)	121,906	7,141,254
Electronic Arts, Inc.*(a)	62,345	7,065,559
PepsiCo, Inc.	229,916	26,870,283
Reynolds American, Inc.	76,777	5,163,253
		46,240,349

The accompanying notes are an integral part of the portfolio of investments.
1

Consumer Services—7.0%
Best Buy Co, Inc.(a)	178,225	10,584,783
CVS Health Corp.(a)	189,522	14,560,975
eBay, Inc.*	862,161	29,572,122
Huron Consulting Group, Inc.*	104,178	4,328,596
Interpublic Group of Cos., Inc., (The)(a)	646,718	16,122,680
Lowe's Cos., Inc.	107,602	8,475,810
ManpowerGroup, Inc.	100,753	10,263,708
Nielsen Holdings PLC(a)	200,092	7,699,540
Omnicom Group, Inc.(a)	85,976	7,197,911
Robert Half International, Inc.	94,774	4,406,043
Scripps Networks Interactive, Inc., Class A(a)	64,892	4,297,148
Sportsman's Warehouse Holdings, Inc.*(a)	332,998	1,941,379
		119,450,695
Energy—7.3%
Anadarko Petroleum Corp.	112,987	5,709,233
Cimarex Energy Co.	90,111	9,692,339
Diamondback Energy, Inc.*(a)	78,955	7,323,866
Energen Corp.*(a)	175,079	9,986,506
EQT Corp.(a)	180,302	9,965,291
Gulfport Energy Corp.*	260,806	3,742,566
Halcon Resources Corp.*	790,000	3,839,400
Marathon Oil Corp.(a)	482,856	6,286,785
Newfield Exploration Co.*(a)	274,511	8,916,117
Parsley Energy, Inc., Class A*	361,312	10,712,901
Phillips 66(a)	124,378	9,466,410
Pioneer Natural Resources Co.	25,199	4,204,705
QEP Resources, Inc.*(a)	702,648	7,026,480
Rice Energy, Inc.*(a)	234,331	4,686,620
RSP Permian, Inc.*(a)	185,074	6,586,784
Tesoro Corp.(a)	149,211	12,420,324
WildHorse Resource Development Corp.*(a)	323,776	3,859,410
		124,425,737
Finance—28.6%
Aflac, Inc.	219,065	16,513,120
Air Lease Corp.(a)	331,481	12,238,279
Alleghany Corp.*	18,730	11,000,878
Allstate Corp., (The)	176,576	15,245,572
American International Group, Inc.	246,381	15,677,223
Aon PLC	112,933	14,784,059
Bank of America Corp.	1,425,229	31,939,382
BB&T Corp.(a)	430,180	17,916,997
Capital One Financial Corp.	172,145	13,241,393
Chubb Ltd.	189,471	27,130,352
Citigroup, Inc.	531,587	32,182,277
Discover Financial Services	83,978	4,929,509
FCB Financial Holdings, Inc., Class A*(a)	86,474	3,960,509
Fifth Third Bancorp(a)	535,077	12,702,728
Goldman Sachs Group, Inc., (The)	64,839	13,697,887
Huntington Bancshares, Inc.(a)	1,022,917	12,827,379
JPMorgan Chase & Co.	553,739	45,489,659
Loews Corp.(a)	406,153	19,154,175
MetLife, Inc.(a)	209,119	10,579,330
Navient Corp.(a)	514,898	7,429,978
OneBeacon Insurance Group Ltd., Class A	255,463	4,687,746
Prudential Financial, Inc.	170,486	17,875,457
Raymond James Financial, Inc.	126,443	9,138,036
SLM Corp.*	339,408	3,526,449
State Street Corp.	205,793	16,763,898
Synchrony Financial	150,966	4,053,437
Torchmark Corp.	96,105	7,255,928
Travelers Cos., Inc., (The)	136,215	17,006,443
Wells Fargo & Co.	336,816	17,224,770
White Mountains Insurance Group Ltd.	19,953	17,161,176
WR Berkley Corp.(a)	222,577	15,355,587
XL Group Ltd.(a)	385,701	16,851,277
		485,540,890
 The accompanying notes are an integral part of the portfolio of investments.
2

Health Care—17.3%
Abbott Laboratories	463,927	21,182,907
Allscripts Healthcare Solutions, Inc.*(a)	252,183	2,877,408
Anthem, Inc.	100,983	18,414,250
Cardinal Health, Inc.	121,654	9,037,676
Cigna Corp.	103,206	16,639,903
DaVita HealthCare Partners, Inc.*	76,006	5,036,158
Express Scripts Holding Co.*(a)	70,935	4,238,366
Gilead Sciences, Inc.	425,891	27,636,067
Johnson & Johnson	236,210	30,293,932
Laboratory Corp. of America Holdings*	107,878	14,995,042
McKesson Corp.	154,349	25,172,778
Medtronic PLC	100,493	8,469,550
Merck & Co., Inc.	526,771	34,298,060
Novartis AG - Sponsored ADR(a)	220,352	18,018,183
Pfizer, Inc.	575,559	18,792,001
Sanofi - ADR	215,462	10,684,761
Shire PLC - ADR	65,121	11,247,699
UnitedHealth Group, Inc.(a)	99,004	17,343,521
		294,378,262
Technology—19.6%
Alliance Data Systems Corp.	34,303	8,271,482
Amdocs Ltd.	133,157	8,625,911
Arrow Electronics, Inc.*	171,864	12,991,200
Cisco Systems, Inc.	978,314	30,846,240
Cognizant Technology Solutions Corp., Class A	138,879	9,292,394
CSRA, Inc.	110,144	3,321,943
DXC Technology Co.	330,295	25,604,468
EnerSys	50,876	3,767,877
Fidelity National Information Services, Inc.	96,516	8,287,829
Flextronics International Ltd.*	759,306	13,105,622
Fortive Corp.(a)	142,950	8,927,228
Hewlett Packard Enterprise Co.	1,333,199	25,077,473
HP, Inc.	830,526	15,580,668
Jabil Circuit, Inc.(a)	560,759	16,777,909
KLA-Tencor Corp.	63,531	6,607,224
Leidos Holdings, Inc.	89,666	4,981,843
Microsemi Corp.*	122,874	6,034,342
Microsoft Corp.	353,342	24,677,405
ON Semiconductor Corp.*(a)	839,194	12,990,723
Oracle Corp.	536,209	24,338,527
PayPal Holdings, Inc.*(a)	93,267	4,869,470
Qorvo, Inc.*(a)	252,191	19,658,288
Symantec Corp.	287,737	8,721,309
TE Connectivity Ltd.	222,867	17,573,063
Texas Instruments, Inc.	65,753	5,423,965
Versum Materials, Inc.(a)	196,660	6,104,326
		332,458,729
 The accompanying notes are an integral part of the portfolio of investments.
3

TOTAL COMMON STOCKS
(Cost $1,269,386,245)		1,626,078,570
SECURITIES LENDING COLLATERAL—17.4%
Mount Vernon Liquid Assets Portfolio, LLC, 1.11%	295,896,885	295,896,885
TOTAL SECURITIES LENDING COLLATERAL
(Cost $295,896,885)		295,896,885
SHORT-TERM INVESTMENTS—4.1%
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio, 0.58%	70,403,548	70,403,548
TOTAL SHORT-TERM INVESTMENTS
(Cost $70,403,548)		70,403,548
TOTAL INVESTMENTS—117.2%
(Cost $1,635,686,678)**		1,992,379,003
LIABILITIES IN EXCESS OF OTHER ASSETS—(17.2)%		(291,764,707)
NET ASSETS—100.0%		$1,700,614,296

ADR	American Depositary Receipt
PLC	Public Limited Company
*	Non-income producing.
(a)	All or a portion of the security is on loan. At May 31, 2017, the market value of securities on loan was $288,152,482.
ǂ
Security has been valued at fair market value as determined in good faith by or under the direction of the RBB Fund, Inc.'s Board of Directors.
As of May 31, 2017, these securities amounted to $0 or 0.20% of net assets.

**	The cost basis of investments for federal income tax purposes at May 31, 2017 was as follows:

	Cost of investments	$1,635,686,678
	Gross unrealized appreciation	$397,275,901
	Gross unrealized (depreciation)	(40,583,576)
	Net unrealized appreciation (depreciation)	$356,692,325

*Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year's federal income tax information, please refer to the Notes of Financial Statements section in the Fund's most recent annual report.

	The accompanying notes are an integral part of the portfolio of investments.

4

BOSTON PARTNERS INVESTMENT FUNDS			MAY 31, 2017 (unaudited)

BOSTON PARTNERS ALL-CAP VALUE FUND			Portfolio of Investments

A summary of the inputs used to value the Fund's investments as of May 31, 2017 is as follows (see Notes to Portfolio of Investments):

			Level 2	Level 3
	Total	Level 1	Other Significant	Significant
	Value as of	Quoted	Observable	Unobservable
	May 31, 2017	Price	Inputs	Inputs
Common Stocks *
Basic Industries	$26,752,966	$26,752,966	$-	$-
Capital Goods	109,576,005	109,576,005	-	-
Communications	64,188,370	64,188,370	-	-
Consumer Durables	23,066,567	23,066,567	-	-
Consumer Non-Durables	46,240,349	46,240,349	-	-
Consumer Services	119,450,695	119,450,695	-	-
Energy	124,425,737	120,586,337	3,839,400	-
Finance	485,540,890	485,540,890	-	-
Health Care	294,378,262	294,378,262	-	-
Technology	332,458,729	332,458,729	-	-	**
Securities Lending Collateral	295,896,885	295,896,885	-	-
Short-Term Investments	70,403,548	70,403,548	-	-
Total Assets	$1,992,379,003	$1,988,539,603	$3,839,400	$-	**

* See Portfolio of Investments detail for industry and security type breakout.
** As of May 31, 2017, Level 3 fair valued securities amounted to less than $1.

The accompanying notes are an integral part of the portfolio of investments.
5

BOSTON PARTNERS INVESTMENT FUNDS	MAY 31, 2017 (unaudited)

WPG PARTNERS SMALL/MICRO CAP VALUE FUND	Portfolio of Investments

	Number of
	Shares	Value
COMMON STOCKS—99.1%
Basic Industries—2.4%
AdvanSix, Inc.*	4,800	$138,096
Allegheny Technologies, Inc.(a)	25,000	385,750
Haynes International, Inc.	4,000	143,200
Westmoreland Coal Co.*	17,600	115,632
		782,678
Capital Goods—12.8%
BMC Stock Holdings, Inc.*	8,200	159,900
Carpenter Technology Corp.(a)	2,900	105,763
Engility Holdings, Inc.*	5,700	150,081
Ferroglobe PLC(a)	58,700	618,698
Foundation Building Materials, Inc.*	10,500	141,750
FreightCar America, Inc.(a)	30,200	506,152
Great Lakes Dredge & Dock Corp.*	139,000	576,850
KBR, Inc.	30,100	410,263
KEYW Holding Corp., (The)*(a)	36,300	334,323
Landec Corp.*(a)	14,200	198,800
Matrix Service Co.*	27,100	220,865
Orion Group Holdings, Inc.*	25,600	182,528
Smart Sand, Inc.*	16,000	155,840
Tutor Perini Corp.*(a)	15,900	412,605
		4,174,418
Communications—1.7%
Bazaarvoice, Inc.*	79,000	359,450
Ooma, Inc.*	24,400	206,180
		565,630
Consumer Durables—2.6%
Century Communities, Inc.*	11,800	293,820
Horizon Global Corp.*	12,300	180,933
Libbey, Inc.	29,500	241,015
TRI Pointe Group, Inc.*	11,200	138,544
		854,312
Consumer Non-Durables—2.1%
Crocs, Inc.*	24,800	169,384
Freshpet, Inc.*(a)	11,700	177,840
Nomad Foods Ltd.*	15,300	216,495
Sequential Brands Group, Inc.*	38,475	123,505
		687,224
Consumer Services—11.0%
AMN Healthcare Services, Inc.*(a)	3,000	108,750
ARC Document Solutions, Inc.*	58,600	193,966
Del Taco Restaurants, Inc.*	13,800	177,054
Destination XL Group, Inc.*	9,700	23,280
Dick's Sporting Goods, Inc.	4,000	164,520
Fogo De Chao, Inc.*	6,200	84,940
Hibbett Sports, Inc.*(a)	6,900	160,080
ICF International, Inc.*	5,900	277,595
InnerWorkings, Inc.*	40,200	435,768
Lumber Liquidators Holdings, Inc.*(a)	19,200	556,416
MDC Partners, Inc., Class A	74,100	615,030
Shoe Carnival, Inc.	5,000	102,250
Tabula Rasa HealthCare, Inc.*	8,800	116,600
Team, Inc.*(a)	9,200	235,980
Titan Machinery, Inc.*(a)	19,300	325,205
		3,577,434
The accompanying notes are an integral part of the portfolio of investments.
1

Energy—8.0%
Approach Resources, Inc.*(a)	37,500	95,250
Bill Barrett Corp.*(a)	38,500	133,210
Eclipse Resources Corp.*	73,900	165,536
Extraction Oil & Gas, Inc.*(a)	15,100	215,024
Flotek Industries, Inc.*(a)	13,900	137,332
Gulfport Energy Corp.*	52,900	759,115
Pacific Ethanol, Inc.*(a)	56,800	335,120
ProPetro Holding Corp.*(a)	8,700	115,275
Select Energy Services, Inc.*	7,800	118,404
TETRA Technologies, Inc.*	167,300	516,957
		2,591,223
Finance—27.2%
Banner Corp.(a)	7,300	391,937
Central Pacific Financial Corp.(a)	18,300	553,575
CNO Financial Group, Inc.	18,500	379,065
Customers Bancorp, Inc.*(a)	8,100	226,395
First Foundation, Inc.*	33,900	519,687
FirstCash, Inc.	5,600	300,440
FNFV Group*	11,600	161,820
Fulton Financial Corp.	26,800	469,000
Hanover Insurance Group Inc., (The)	2,000	166,780
HomeStreet, Inc.*(a)	6,300	168,840
Investors Bancorp, Inc.	15,000	198,450
Kearny Financial Corp.	18,400	256,680
Kemper Corp.	19,400	740,110
Kennedy-Wilson Holdings, Inc.	27,100	531,160
Meridian Bancorp, Inc.	27,600	447,120
National Bank Holdings Corp., Class A	19,100	582,932
NCS Multistage Holdings, Inc.*	6,000	157,440
Northfield Bancorp, Inc.(a)	27,100	446,066
Popular, Inc.	20,500	762,600
Real Industry, Inc.*	59,300	166,040
State Bank Financial Corp.(a)	19,600	496,860
United Community Banks, Inc.	13,400	345,318
United Financial Bancorp, Inc.(a)	23,000	372,370
		8,840,685
Health Care—2.0%
Accuray, Inc.*(a)	70,500	289,050
Invacare Corp.	8,100	114,615
Trinity Biotech PLC - Sponsored ADR*	41,700	234,771
		638,436
 The accompanying notes are an integral part of the portfolio of investments.
2

Real Estate Investment Trusts—11.9%
CareTrust REIT, Inc.(a)	14,000	255,500
Cedar Realty Trust, Inc.(a)	48,800	243,512
Colony Starwood Homes(a)	23,000	795,110
Equity Commonwealth*	23,500	731,320
GEO Group Inc., (The)	8,000	239,520
Gramercy Property Trust(a)	21,366	631,365
MedEquities Realty Trust, Inc.	32,000	373,760
Seritage Growth Properties(a)	4,100	160,925
Two Harbors Investment Corp.	43,400	433,132
		3,864,144
Technology—5.7%
Acacia Communications, Inc.*(a)	4,600	216,384
Aerohive Networks, Inc.*	88,300	420,308
Babcock & Wilcox Enterprises, Inc.*(a)	45,400	483,510
Digi International, Inc.*	1,000	9,550
Generac Holdings, Inc.*(a)	6,700	232,155
QAD, Inc., Class A	7,700	250,635
Sonus Networks, Inc.*	22,800	153,900
SuperCom Ltd.*	28,500	78,945
		1,845,387
Transportation—4.8%
Air Transport Services Group, Inc.*(a)	12,600	300,510
Ardmore Shipping Corp.(a)*	30,100	216,720
Celadon Group, Inc.(a)	65,300	130,600
Scorpio Tankers, Inc.	136,100	506,292
Spirit Airlines, Inc.*	4,700	249,570
StealthGas, Inc.*	45,400	149,366
		1,553,058
Utilities—6.9%
ALLETE, Inc.	4,700	344,933
Cadiz, Inc.*(a)	7,300	110,595
Chesapeake Utilities Corp.	2,300	170,775
Covanta Holding Corp.(a)	23,500	346,625
El Paso Electric Co.	4,000	216,000
NorthWestern Corp.	5,600	346,976
PNM Resources, Inc.(a)	7,000	269,500
Portland General Electric Co.	6,100	288,774
South Jersey Industries, Inc.(a)	3,900	141,999
		2,236,177
TOTAL COMMON STOCKS
(Cost $30,224,649)		32,210,806
WARRANTS—0.1%
Energy—0.1%
TETRA Technologies, Inc.*	20,950	15,713
TOTAL WARRANTS
(Cost $4,475)		15,713
SECURITIES LENDING COLLATERAL—34.1%
Mount Vernon Liquid Assets Portfolio, LLC, 1.11%	11,094,822	11,094,822
TOTAL SECURITIES LENDING COLLATERAL
(Cost $11,094,822)		11,094,822
SHORT-TERM INVESTMENTS—1.4%
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio, 0.58%	453,393	453,393
TOTAL SHORT-TERM INVESTMENTS
(Cost $453,393)		453,393
TOTAL INVESTMENTS—134.7%
(Cost $41,777,339)**		43,774,734
LIABILITIES IN EXCESS OF OTHER ASSETS—(34.7)%		(11,272,124)
NET ASSETS—100.0%		$32,502,610

The accompanying notes are an integral part of the portfolio of investments.

3

ADR	American Depositary Receipt
PLC	Public Limited Company
*	Non-income producing.
(a)	All or a portion of the security is on loan. At May 31, 2017, the market value of securities on loan was $10,719,022.
**	The cost basis of investments for federal income tax purposes at May 31, 2017 was as follows:

	Cost of investments	$41,777,339
	Gross unrealized appreciation	$5,519,885
	Gross unrealized (depreciation)	(3,522,490)
	Net unrealized appreciation (depreciation)	$1,997,395

*Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year's federal income tax information, please refer to the Notes of Financial Statements section in the Fund's most recent annual report.

	The accompanying notes are an integral part of the portfolio of investments.

4

BOSTON PARTNERS INVESTMENT FUNDS	MAY 31, 2017 (unaudited)

WPG PARTNERS SMALL/MICRO CAP VALUE FUND	Portfolio of Investments

A summary of the inputs used to value the Fund's investments as of May 31, 2017 is as follows (see Notes to Portfolio of Investments):

	Total Value as of May 31, 2017	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks *	$32,210,806	$32,210,806	$-	$-
Warrants	15,713	15,713	-	-
Securities Lending Collateral	11,094,822	11,094,822	-	-
Short-Term Investments	453,393	453,393	-	-
Total Assets	$43,774,734	$43,774,734	$-	$-

* See Portfolio of Investments detail for industry and security type breakout.
5

The following table represents a summary by sector of the portfolio holdings of the Fund:

Security Type/Sector Classification	% of Net Assets	Value

COMMON STOCK
Financials	17.5%	$83,371,219
Information Technology	16.5	78,797,076
Industrials	14.9	71,316,682
Health Care	13.9	66,538,494
Consumer Discretionary	10.0	47,585,301
Materials	8.0	38,084,477
Energy	6.1	29,371,603
Consumer Staples	5.0	24,036,100
Telecommunication Services	3.0	14,532,847
Utilities	0.4	1,879,409
PREFERRED STOCK	1.7	8,318,996
SECURITIES LENDING COLLATERAL	8.7	41,427,023
SHORT-TERM INVESTMENTS	2.7	12,912,799
OPTIONS WRITTEN	(0.1)	(550,840)
LIABILITIES IN EXCESS OF OTHER ASSETS	(8.3)	(39,634,343)
NET ASSETS	100.0%	$477,986,843

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the portfolio of investments.
1

BOSTON PARTNERS INVESTMENT FUNDS	MAY 31, 2017 (unaudited)

BOSTON PARTNERS GLOBAL EQUITY FUND	Portfolio of Investments

	Number of
	Shares	Value
COMMON STOCKS—95.3%
Argentina—0.5%
YPF SA - Sponsored ADR	102,171	$2,519,537
Australia—0.4%
Australia & New Zealand Banking Group Ltd.	96,898	2,013,834
France—3.5%
Bollore SA	507,076	2,335,979
Cap Gemini SA	49,652	5,141,289
Teleperformance SA	41,232	5,393,000
Vinci SA	44,793	3,917,917
		16,788,185
Germany—6.0%
Allianz SE, Registered Shares	12,113	2,329,949
Aurelious AG	27,546	1,605,061
Bayer AG, Registered Shares	19,537	2,595,947
KION Group AG	34,061	2,523,658
Merck KGaA	52,485	6,341,677
Muenchener Rueckversicherungs Gesellschaft AG, Registered Shares	11,939	2,357,498
Siemens AG, Registered Shares	74,754	10,691,271
		28,445,061
Hong Kong—1.6%
WH Group Ltd.	7,884,000	7,385,885
India—0.7%
ICICI Bank Ltd. - Sponsored ADR	317,891	3,153,479
Indonesia—0.5%
Bank Rakyat Indonesia Persero Tbk PT	2,249,400	2,440,628
Ireland—1.5%
CRH PLC	202,049	7,299,559
Italy—0.5%
Telecom Italia SpA/Milano*	2,401,610	2,254,525
Japan—10.3%
Alps Electric Co., Ltd.	110,900	3,105,394
Coca-Cola Bottlers Japan, Inc.	165,300	5,326,374
Fuji Electric Co., Ltd.	654,000	3,498,872
Fujitsu General Ltd.	153,800	3,553,588
Haseko Corp.	262,300	3,328,306
Matsumotokiyoshi Holdings Co., Ltd.	54,600	3,195,911
Nippon Telegraph & Telephone Corp.	144,700	6,958,871
Nippon Television Holdings, Inc.	150,100	2,352,261
NSK Ltd.	98,800	1,177,411
Seven & i Holdings Co., Ltd.	83,300	3,540,878
Suzuki Motor Corp.	129,100	6,073,481
Tokio Marine Holdings, Inc.	104,500	4,433,929
Zenkoku Hosho Co., Ltd.	65,200	2,670,558
		49,215,834
 The accompanying notes are an integral part of the portfolio of investments.
2

Luxembourg—0.5%
Ternium SA	94,685	2,463,704
Netherlands—1.1%
Koninklijke Philips NV	79,358	2,804,233
Randstad Holding NV	41,539	2,407,861
		5,212,094
Norway—0.3%
Yara International ASA	44,266	1,649,124
Singapore—1.8%
Flextronics International Ltd.*	496,781	8,574,440
South Korea—1.0%
LG Uplus Corp.	102,080	1,476,922
Samsung Electronics Co., Ltd.	1,539	3,065,231
		4,542,153
Switzerland—5.6%
Chubb Ltd.	67,247	9,629,098
Georg Fischer AG, Registered Shares	2,671	2,520,935
LafargeHolcim Ltd.	55,960	3,367,147
Roche Holding AG, Participation Certificate	20,196	5,544,792
Swiss Re AG	28,841	2,629,736
TE Connectivity Ltd.	40,224	3,171,662
		26,863,370
Taiwan—0.5%
Hon Hai Precision Industry Co., Ltd.	708,500	2,424,179
United Kingdom—9.5%
Admiral Group PLC	67,644	1,776,928
Babcock International Group PLC	312,579	3,761,145
ConvaTec Group PLC*	648,326	2,673,061
Direct Line Insurance Group PLC	443,149	1,992,528
Lloyds Banking Group PLC	7,775,687	7,077,716
Melrose Industries PLC	769,107	2,370,851
Persimmon PLC	83,426	2,643,610
RPC Group PLC	370,303	4,098,004
Shire PLC	77,464	4,461,313
SSE PLC	96,763	1,879,409
Tesco PLC*	784,118	1,858,795
Vodafone Group PLC	1,286,693	3,842,529
WH Smith PLC	84,876	1,953,012
Whitbread PLC	54,865	3,033,503
WPP PLC	104,502	2,351,550
		45,773,954
United States—49.5%
Air Lease Corp.(a)	57,503	2,123,011
Allscripts Healthcare Solutions, Inc.*(a)	187,183	2,135,758
Allstate Corp. (The)	40,103	3,462,493
Alphabet, Inc., Class C*	9,175	8,852,590
Anthem, Inc.(a)	44,025	8,027,959
Apple, Inc.	21,417	3,271,661
Bank of America Corp.	143,566	3,217,314
Berkshire Hathaway, Inc., Class B*	73,233	12,103,950
Berry Global Group, Inc.*	69,100	4,007,109
Brunswick Corp.(a)	79,685	4,403,393
Cigna Corp.	17,330	2,794,116
The accompanying notes are an integral part of the portfolio of investments.
3

Cisco Systems, Inc.	100,171	3,158,392
Citigroup, Inc.	100,838	6,104,732
Coca-Cola European Partners PLC	66,478	2,728,257
Comcast Corp., Class A	274,304	11,435,734
CommScope Holding Co., Inc.*(a)	65,160	2,410,268
DaVita, Inc.*	41,283	2,735,412
Diamondback Energy, Inc.*	60,321	5,595,376
Dow Chemical Co., (The)	60,365	3,740,215
DXC Technology Co.	65,536	5,080,351
East West Bancorp, Inc.	42,849	2,345,126
Eaton Corp. PLC	70,857	5,482,915
eBay, Inc.*(a)	165,688	5,683,098
EQT Corp.(a)	75,055	4,148,290
HCA Healthcare, Inc.*(a)	33,291	2,726,866
Honeywell International, Inc.	16,886	2,245,669
Ingersoll-Rand PLC#	55,337	4,958,195
Jabil Circuit, Inc.(a)	79,164	2,368,587
Jagged Peak Energy, Inc.*(a)	108,821	1,415,761
Laboratory Corp. of America Holdings*	47,078	6,543,842
Leidos Holdings, Inc.	89,789	4,988,677
Liberty Global PLC LiLAC, Class C*	80,433	1,685,876
Loews Corp.(a)	46,238	2,180,584
Marathon Petroleum Corp.	50,920	2,649,877
Merck & Co, Inc.	204,632	13,323,590
Microsoft Corp.	146,833	10,254,817
Northrop Grumman Corp.	11,554	2,995,028
Oracle Corp.	105,958	4,809,434
Parsley Energy, Inc., Class A*	138,121	4,095,288
PayPal Holdings, Inc.(a)*	46,677	2,437,006
Pfizer, Inc.	93,091	3,039,421
Pioneer Natural Resources Co.	30,028	5,010,472
PPG Industries, Inc.(a)	24,487	2,604,437
PulteGroup, Inc.	116,626	2,643,911
Quest Diagnostics, Inc.(a)	33,049	3,594,740
Raytheon Co.	43,827	7,188,066
Steel Dynamics, Inc.	92,114	3,130,955
SunTrust Banks, Inc.	39,254	2,094,986
Tesoro Corp.	47,297	3,937,002
Twenty-First Century Fox, Inc.(a)	78,432	2,127,076
United Technologies Corp.(a)	24,082	2,920,665
Unum Group	53,289	2,396,939
Valvoline, Inc.(a)	96,348	2,155,305
Wells Fargo & Co.	104,696	5,354,153
WestRock Co.	65,581	3,568,918
		236,493,663
TOTAL COMMON STOCKS
(Cost $385,377,266)		455,513,208
PREFERRED STOCKS—1.7%
Germany—0.7%
Volkswagen AG	22,991	3,464,451
South Korea—1.0%
Samsung Electronics Co., Ltd.	3,116	4,854,545
The accompanying notes are an integral part of the portfolio of investments.
4

TOTAL PREFERRED STOCKS
(Cost $7,559,961)		8,318,996
SECURITIES LENDING COLLATERAL—8.7%
Mount Vernon Liquid Assets Portfolio, LLC, 1.11%	41,427,023	41,427,023
TOTAL SECURITIES LENDING COLLATERAL
(Cost $41,427,023)		41,427,023
SHORT-TERM INVESTMENTS—2.7%
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio, 0.65%	12,912,799	12,912,799
TOTAL SHORT-TERM INVESTMENTS
(Cost $12,912,799)		12,912,799
TOTAL INVESTMENTS—108.4%
(Cost $447,277,049)**		518,172,026
OPTIONS WRITTENƗƗ—(0.1%)	Number of Contracts
Ingersoll-Rand PLC
Call Options Expires 06/16/2017
Strike Price $75.00	(376)	(550,840)
TOTAL OPTIONS WRITTEN
(Premiums received $(199,760))		(550,840)
LIABILITIES IN EXCESS OF OTHER ASSETS—(8.3)%		(39,634,343)
NET ASSETS—100.0%		$477,986,843

ADR	American Depositary Receipt
PLC	Public Limited Company
*	Non-income producing.
(a)	All or a portion of the security is on loan. At May 31, 2017, the market value of securities on loan was $40,321,584.
#	Security segregated as collateral for options written.
ƗƗ	Primary risk exposure is equity contracts.
**	The cost basis of investments for federal income tax purposes at May 31, 2017 was as follows:

	Cost of investments	$447,277,049
	Gross unrealized appreciation	$78,547,890
	Gross unrealized (depreciation)	(7,652,913)
	Net unrealized appreciation (depreciation)	$70,894,977

*Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year's federal income tax information, please refer to the Notes of Financial Statements section in the Fund's most recent annual report.

	The accompanying notes are an integral part of the portfolio of investments.

5

BOSTON PARTNERS INVESTMENT FUNDS	MAY 31, 2017 (unaudited)

BOSTON PARTNERS GLOBAL EQUITY FUND	Portfolio of Investments

A summary of the inputs used to value the Fund's investments as of May 31, 2017 is as follows (see Notes to Portfolio of Investments):
	Total Value as of May 31, 2017	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks
Argentina	$2,519,537	$2,519,537	$-	$-
Australia	2,013,834	-	2,013,834	-
France	16,788,185	-	16,788,185	-
Germany	28,445,061	-	28,445,061	-
Hong Kong	7,385,885	-	7,385,885	-
India	3,153,479	3,153,479	-	-
Indonesia	2,440,628	-	2,440,628	-
Ireland	7,299,559	-	7,299,559	-
Italy	2,254,525	-	2,254,525	-
Japan	49,215,834	-	49,215,834	-
Luxembourg	2,463,704	2,463,704	-	-
Netherlands	5,212,094	-	5,212,094	-
Norway	1,649,124	-	1,649,124	-
Singapore	8,574,440	8,574,440	-	-
South Korea	4,542,153	-	4,542,153	-
Switzerland	26,863,370	12,800,760	14,062,610	-
Taiwan	2,424,179	-	2,424,179	-
United Kingdom	45,773,954	5,043,912	40,730,042	-
United States	236,493,663	236,493,663	-	-
Preferred Stocks
Germany	3,464,451	-	3,464,451	-
South Korea	4,854,545	-	4,854,545	-
Securities Lending Collateral	41,427,023	41,427,023	-	-
Short-Term Investments	12,912,799	12,912,799	-	-
Total Assets	$518,172,026	$325,389,317	$192,782,709	$-

	Total Value as of May 31, 2017	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Options Written
Equity Contracts	$(550,840)	$-	$(550,840)	$-
Total Liabilities	$(550,840)	$-	$(550,840)	$-

The accompanying notes are an integral part of the portfolio of investments.

6

The following table represents a summary by sector of the portfolio holdings of the Fund:

Security Type/Sector Classification	% of Net Assets	Value

LONG POSITIONS:
Common Stock
Information Technology	17.2%	$151,070,168
Financials	16.4	144,174,967
Industrials	15.4	135,640,152
Health Care	12.8	112,996,939
Consumer Discretionary	10.9	95,621,863
Materials	8.1	71,455,231
Energy	6.8	59,837,071
Consumer Staples	6.1	53,755,704
Telecommunication Services	3.2	27,858,486
Utilities	0.4	3,490,026
PREFERRED STOCK	1.8	15,575,441

SHORT POSITIONS:
Common Stock
Industrials	(10.6)%	$(92,780,490)
Consumer Discretionary	(9.2)	(80,925,988)
Financials	(5.7)	(49,811,032)
Information Technology	(5.6)	(49,520,148)
Materials	(4.3)	(38,095,158)
Energy	(4.0)	(35,274,771)
Health Care	(3.9)	(34,573,011)
Consumer Staples	(3.2)	(28,355,281)
Real Estate	(0.7)	(6,213,160)
Utilities	(0.5)	(3,888,143)
WRITTEN OPTIONS	(0.3)	(2,999,005)
OTHER ASSETS IN EXCESS OF LIABILITIES	48.9	430,459,312
NET ASSETS	100.0%	$879,499,173

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the portfolio of investments.
1

BOSTON PARTNERS INVESTMENT FUNDS	MAY 31, 2017 (unaudited)

BOSTON PARTNERS GLOBAL LONG/SHORT FUND	Portfolio of Investments

	Number of
	Shares	Value
LONG POSITIONS—99.1%
COMMON STOCKS—97.3%
Argentina—0.5%
YPF SA - Sponsored ADR	191,867	$4,731,440
France—3.7%
Bollore SA	1,097,589	5,056,333
Cap Gemini SA	95,746	9,914,159
Teleperformance SA	79,519	10,400,805
Vinci SA	85,238	7,455,526
		32,826,823
Germany—5.3%
Allianz SE, Registered Shares	23,370	4,495,245
Aurelious AG	59,620	3,473,961
Bayer AG, Registered Shares	37,680	5,006,669
KION Group AG	65,684	4,866,678
Muenchener Rueckversicherungs Gesellschaft AG, Registered Shares	23,033	4,548,140
RIB Software SE	249,228	4,460,408
Siemens AG, Registered Shares	141,258	20,202,633
		47,053,734
Hong Kong—1.6%
WH Group Ltd.	14,911,500	13,969,384
India—1.5%
ICICI Bank Ltd. - Sponsored ADR	596,945	5,921,694
Videocon d2h Ltd. - ADR*Ɨ	748,529	7,664,937
		13,586,631
Indonesia—0.4%
Bank Rakyat Indonesia Persero Tbk PT	3,406,500	3,696,096
Ireland—1.6%
CRH PLC	389,645	14,076,965
Italy—0.5%
Telecom Italia SpA*	4,552,511	4,273,696
Japan—10.2%
Alps Electric Co., Ltd.	213,600	5,981,173
Coca-Cola Bottlers Japan, Inc.	319,700	10,301,522
Fuji Electric Co., Ltd.	1,226,000	6,559,048
Fujitsu General Ltd.	288,000	6,654,313
Haseko Corp.	484,900	6,152,861
Matsumotokiyoshi Holdings Co., Ltd.	105,200	6,157,690
Nippon Telegraph & Telephone Corp.	278,496	13,393,351
NSK Ltd.	190,400	2,269,019
Seven & i Holdings Co., Ltd.	154,800	6,580,167
Suzuki Motor Corp.	245,000	11,525,971
Tokio Marine Holdings, Inc.	201,400	8,545,390
Zenkoku Hosho Co., Ltd.	125,800	5,152,703
		89,273,208
The accompanying notes are an integral part of the portfolio of investments.
2

Luxembourg—0.5%
Ternium SA	172,202	4,480,696
Netherlands—1.2%
Koninklijke Philips NV	154,999	5,477,122
Randstad Holding NV	80,103	4,643,272
		10,120,394
Norway—0.4%
Yara International ASA	85,370	3,180,448
Singapore—1.8%
Flextronics International Ltd.*Ɨ	906,853	15,652,283
South Korea—1.0%
LG Uplus Corp.	192,254	2,781,583
Samsung Electronics Co., Ltd.	2,895	5,765,981
		8,547,564
Switzerland—5.7%
Chubb Ltd.Ɨ	122,593	17,554,092
Georg Fischer AG, Registered Shares	5,157	4,867,264
LafargeHolcim Ltd.	103,916	6,252,688
Roche Holding AG, Participation Certificate	38,950	10,693,684
Swiss Re AG	55,611	5,070,637
TE Connectivity Ltd.	71,585	5,644,477
		50,082,842
Taiwan—0.5%
Hon Hai Precision Industry Co., Ltd.	1,360,000	4,653,330
United Kingdom—10.5%
Admiral Group PLC	130,456	3,426,924
Aldermore Group PLC*	1,817,379	5,706,916
Babcock International Group PLC	576,728	6,939,550
ConvaTec Group PLC*	1,250,220	5,154,683
Direct Line Insurance Group PLC	854,560	3,842,353
Lloyds Banking Group PLC	14,727,377	13,405,399
Melrose Industries PLC	1,453,569	4,480,775
Persimmon PLC	160,889	5,098,263
RPC Group PLC	699,049	7,736,113
Shire PLC	144,279	8,309,327
SSE PLC	179,687	3,490,026
Tesco PLC*	1,551,525	3,677,976
Vodafone Group PLC	2,481,233	7,409,856
WH Smith PLC	163,681	3,766,329
Whitbread PLC	105,799	5,849,661
WPP PLC	201,532	4,534,962
		92,829,113
United States—50.4%
Air Lease Corp.	107,992	3,987,065
Allscripts Healthcare Solutions, Inc.*	346,308	3,951,374
Allstate Corp. (The)Ɨ	75,315	6,502,697
Alphabet, Inc., Class C*Ɨ	17,233	16,627,432
Anthem, Inc.	82,318	15,010,687
Apple, Inc.Ɨ	40,220	6,144,007
Bank of America Corp.Ɨ	269,597	6,041,669
Berkshire Hathaway, Inc., Class B*Ɨ	51,713	8,547,125
Berry Global Group, Inc.*Ɨ#	127,381	7,386,824
Boardwalk Pipeline Partners LPƗ	311,267	5,624,595

The accompanying notes are an integral part of the portfolio of investments.
3

Brunswick Corp.Ɨ	146,016	8,068,844
Cigna Corp.	30,651	4,941,861
Cisco Systems, Inc.Ɨ	188,104	5,930,919
Citigroup, Inc.	189,363	11,464,036
Coca-Cola European Partners PLCƗ	124,021	5,089,822
Comcast Corp., Class AƗ	515,096	21,474,352
CommScope Holding Co., Inc.*	120,363	4,452,227
DaVita, Inc.*Ɨ	86,850	5,754,681
Diamondback Energy, Inc.*Ɨ	88,285	8,189,317
Dow Chemical Co., (The)Ɨ	111,446	6,905,194
DXC Technology Co.Ɨ	122,123	9,466,975
East West Bancorp, Inc.	79,921	4,374,076
Eaton Corp. PLC	133,066	10,296,647
eBay, Inc.*Ɨ	311,143	10,672,205
EQT Corp.Ɨ	131,739	7,281,214
HCA Healthcare, Inc.*Ɨ	60,557	4,960,224
Honeywell International, Inc.	31,712	4,217,379
Ingersoll-Rand PLC#	103,919	9,311,142
International Speedway Corp.	76,051	2,684,600
Jabil Circuit, Inc.Ɨ	147,792	4,421,937
Jagged Peak Energy, Inc.*	204,341	2,658,476
Laboratory Corp. of America Holdings*Ɨ	88,410	12,288,990
Leidos Holdings, Inc.Ɨ	166,144	9,230,961
Liberty Global PLC LiLAC, Class C*Ɨ	152,060	3,187,178
Loews Corp.	83,029	3,915,648
Marathon Petroleum Corp.	95,624	4,976,273
Merck & Co, Inc.Ɨ#	384,265	25,019,494
Microsoft Corp.	266,307	18,598,881
Nomad Foods Ltd.*Ɨ	563,897	7,979,143
Northrop Grumman Corp.Ɨ	21,699	5,624,815
Oracle Corp.	198,977	9,031,566
Parsley Energy, Inc., Class A*Ɨ	259,372	7,690,380
PayPal Holdings, Inc.*Ɨ	84,682	4,421,247
Pfizer, Inc.	173,281	5,657,625
Pioneer Natural Resources Co.Ɨ	56,391	9,409,402
PPG Industries, Inc.	45,194	4,806,834
PulteGroup, Inc.Ɨ	219,011	4,964,979
Quest Diagnostics, Inc.Ɨ	57,439	6,247,640
Raytheon Co.Ɨ	82,311	13,499,827
Steel Dynamics, Inc.Ɨ	172,986	5,879,794
SunTrust Banks, Inc.	73,721	3,934,490
Tesoro Corp.Ɨ	88,263	7,347,012
Twenty-First Century Fox, Inc.	147,294	3,994,613
United Technologies Corp.Ɨ	45,228	5,485,252
Unum Group	100,071	4,501,194
Valvoline, Inc.Ɨ	180,933	4,047,471
Viper Energy Partners LP	113,335	1,928,962
Wells Fargo & Co.Ɨ	196,607	10,054,482
WestRock Co.Ɨ	123,157	6,702,204
		442,865,960
TOTAL COMMON STOCKS
(Cost $737,676,508)		855,900,607

The accompanying notes are an integral part of the portfolio of investments.
4

PREFERRED STOCKS—1.8%
Germany—0.7%
Volkswagen AG	42,694	6,433,443
South Korea—1.1%
Samsung Electronics Co., Ltd.	5,868	9,141,998
TOTAL PREFERRED STOCKS
(Cost $12,480,726)		15,575,441
TOTAL INVESTMENTS—99.1%
(Cost $750,157,234)**		871,476,048
SECURITIES SOLD SHORT—(47.7%)
COMMON STOCKS—(47.7%)
Australia—(1.1%)
Brambles Ltd.	(237,237)	(1,826,988)
Coca-Cola Amatil Ltd.	(453,047)	(3,144,259)
Healthscope Ltd.	(1,884,034)	(2,828,127)
National Australia Bank Ltd.	(99,010)	(2,209,584)
		(10,008,958)
Belgium—(0.3%)
Colruyt SA	(54,543)	(3,017,573)
Canada—(1.0%)
Cineplex, Inc.	(98,377)	(3,726,507)
Gildan Activewear, Inc.	(62,114)	(1,797,579)
Ritchie Bros Auctioneers, Inc.	(117,677)	(3,652,694)
		(9,176,780)
Denmark—(0.8%)
Chr Hansen Holding A/S	(44,413)	(3,108,989)
Coloplast A/S, Class B	(41,059)	(3,516,489)
		(6,625,478)
Finland—(0.7%)
Konecranes OYJ	(42,901)	(1,769,939)
Neste Oyj	(70,694)	(2,805,189)
Wartsila OYJ Abp	(32,700)	(1,941,353)
		(6,516,481)
France—(1.5%)
Aeroports de Paris	(30,492)	(4,660,170)
Carrefour SA	(101,645)	(2,654,669)
Klepierre	(54,329)	(2,269,208)
Vallourec SA*	(558,596)	(3,520,127)
		(13,104,174)
Germany—(1.3%)
GEA Group AG	(138,203)	(5,681,917)
Infineon Technologies AG	(89,757)	(1,987,635)
MTU Aero Engines AG	(27,294)	(3,853,996)
		(11,523,548)
Hong Kong—(0.5%)
Bank of East Asia Ltd., (The)	(623,995)	(2,633,993)
Hang Seng Bank Ltd.	(84,900)	(1,791,194)
		(4,425,187)
India—(0.4%)
Wipro Ltd.	(357,334)	(3,852,060)
Ireland—(0.4%)
James Hardie Industries PLC	(213,988)	(3,115,732)
The accompanying notes are an integral part of the portfolio of investments.
5

Italy—(0.3%)
Ferrari NV	(29,325)	(2,543,064)
Japan—(3.8%)
Aeon Co., Ltd.	(153,600)	(2,320,364)
Aozora Bank Ltd.	(828,000)	(3,040,720)
Asics Corp.	(162,000)	(2,713,759)
Benesse Holdings, Inc.	(68,700)	(2,521,118)
FamilyMart UNY Holdings Co., Ltd.	(69,500)	(3,902,373)
Hisamitsu Pharmaceutical Co., Inc.	(66,200)	(3,330,405)
Japan Airport Terminal Co., Ltd.	(49,400)	(1,935,674)
Murata Manufacturing Co., Ltd.	(19,300)	(2,671,629)
Ono Pharmaceutical Co., Ltd.	(84,100)	(1,749,237)
Ricoh Co. Ltd.	(425,500)	(3,589,983)
Shimano, Inc.	(14,200)	(2,205,520)
Sohgo Security Services Co., Ltd.	(70,800)	(3,312,254)
		(33,293,036)
Luxembourg—(0.5%)
Tenaris SA	(132,300)	(4,008,690)
Netherlands—(0.8%)
Airbus Group SE	(28,758)	(2,365,095)
Fugro NV*	(110,989)	(1,616,296)
Schlumberger Ltd.	(38,082)	(2,650,126)
		(6,631,517)
Singapore—(1.5%)
SATS Ltd.	(970,800)	(3,606,340)
Sembcorp Marine Ltd.	(1,316,700)	(1,604,216)
Singapore Airlines Ltd.	(565,600)	(4,090,997)
Singapore Press Holdings Ltd.	(1,613,200)	(3,696,763)
		(12,998,316)
Spain—(0.2%)
Bankinter SA	(210,300)	(1,938,394)
Sweden—(0.8%)
Autoliv, Inc.	(20,839)	(2,311,462)
Hennes & Mauritz AB	(77,736)	(1,933,577)
Hexagon AB	(72,942)	(3,193,035)
		(7,438,074)
Switzerland—(2.1%)
Chocoladefabriken Lindt & Spruengli AG, Registered Shares	(37)	(2,717,193)
Cie Financiere Richemont SA	(33,209)	(2,778,804)
Geberit AG	(4,149)	(1,943,615)
Kuehne + Nagel International AG	(23,771)	(3,838,700)
Nestle SA	(40,750)	(3,479,300)
SGS SA, Registered Shares	(1,438)	(3,428,127)
		(18,185,739)
United Kingdom—(4.1%)
Amec Foster Wheeler PLC*	(413,223)	(2,720,109)
Antofagasta PLC	(312,773)	(3,237,476)
GW Pharmaceuticals PLC - ADR*	(17,785)	(1,753,779)
Hargreaves Lansdown PLC	(184,788)	(3,332,097)
Kingfisher PLC	(623,084)	(2,606,154)
Manchester United PLC	(123,769)	(2,036,000)
Mediclinic International PLC	(164,322)	(1,711,623)
Next PLC	(37,784)	(2,125,756)
Ocado Group PLC*	(1,166,698)	(4,730,649)
Pearson PLC	(230,393)	(2,098,453)
Pennon Group PLC	(327,541)	(3,888,143)
Travis Perkins PLC	(145,301)	(3,061,605)
Weir Group PLC (The)	(129,142)	(3,026,484)
		(36,328,328)
The accompanying notes are an integral part of the portfolio of investments.
6

United States—(25.6%)
Apache Corp.	(53,750)	(2,513,350)
AptarGroup, Inc.	(44,697)	(3,799,692)
Arista Networks, Inc.*	(26,395)	(3,890,095)
Axalta Coating Systems Ltd.*	(71,674)	(2,243,396)
Balchem Corp.	(21,674)	(1,706,177)
Ball Corp.	(118,055)	(4,828,450)
Bemis Co, Inc.	(80,545)	(3,595,529)
Blackbaud, Inc.	(43,941)	(3,635,239)
Buffalo Wild Wings, Inc.*	(11,325)	(1,627,403)
CarMax, Inc.*	(59,024)	(3,708,478)
Casey's General Stores, Inc.	(22,878)	(2,662,770)
Caterpillar, Inc.	(31,929)	(3,366,275)
Cincinnati Financial Corp.	(68,970)	(4,833,418)
Cognex Corp.	(33,942)	(3,106,032)
Columbia Sportswear Co.	(55,933)	(3,036,043)
Community Bank System, Inc.	(67,838)	(3,646,971)
CoStar Group, Inc.*	(12,960)	(3,389,947)
Cracker Barrel Old Country Store, Inc.	(24,470)	(4,081,841)
Cullen/Frost Bankers, Inc.	(34,062)	(3,122,123)
Devon Energy Corp.	(101,932)	(3,463,649)
Dollar General Corp.	(31,526)	(2,313,693)
Dorman Products, Inc.*	(18,576)	(1,549,238)
Eli Lilly & Co.	(51,380)	(4,088,307)
Equinix, Inc.	(8,943)	(3,943,952)
Estee Lauder Cos., Inc. (The)	(26,006)	(2,448,205)
F5 Networks, Inc.*	(16,276)	(2,085,444)
FactSet Research Systems, Inc.	(13,913)	(2,305,245)
First Financial Bankshares, Inc.	(99,586)	(3,809,165)
Flowserve Corp.	(43,205)	(2,095,443)
Fox Factory Holding Corp.*	(50,947)	(1,673,609)
Haemonetics Corp.*	(54,657)	(2,228,912)
Harley-Davidson, Inc.	(57,838)	(3,065,992)
Heartland Express, Inc.	(107,960)	(2,099,822)
Hecla Mining Co.	(343,984)	(1,974,468)
Hess Corp.	(74,334)	(3,411,187)
IDEXX Laboratories, Inc.*	(28,726)	(4,837,171)
Juno Therapeutics, Inc.*	(70,574)	(1,639,434)
Kinder Morgan, Inc.	(108,818)	(2,041,426)
Kite Pharma, Inc.*	(24,745)	(1,789,558)
Kohl's Corp.	(61,001)	(2,344,268)
Laredo Petroleum, Inc.*	(262,294)	(3,081,955)
Mattel, Inc.	(135,714)	(3,109,208)
Mercury General Corp.	(61,653)	(3,452,568)
Middleby Corp. (The)*	(19,409)	(2,491,339)
Multi-Color Corp.	(43,159)	(3,707,358)
The accompanying notes are an integral part of the portfolio of investments.
7

National Instruments Corp.	(73,329)	(2,797,501)
National Oilwell Varco, Inc.	(105,377)	(3,442,667)
Netflix, Inc.*	(18,458)	(3,009,946)
NewMarket Corp.	(5,435)	(2,529,177)
Palo Alto Networks, Inc.*	(22,224)	(2,635,544)
Proofpoint, Inc.*	(46,778)	(4,022,908)
Prosperity Bancshares, Inc.	(51,564)	(3,229,969)
RLI Corp.	(78,302)	(4,348,893)
Rockwell Automation, Inc.	(24,721)	(3,923,717)
Rollins, Inc.	(82,329)	(3,545,910)
SeaWorld Entertainment, Inc.	(99,578)	(1,777,467)
Snap, Inc.*	(61,226)	(1,298,603)
Sonoco Products Co.	(80,845)	(4,099,650)
TESARO, Inc.*	(17,340)	(2,589,035)
Tesla Motors, Inc.*	(12,735)	(4,342,762)
Thor Industries, Inc.	(24,519)	(2,219,705)
Tootsie Roll Industries, Inc.	(57,884)	(2,008,575)
TransDigm Group, Inc.	(10,362)	(2,777,845)
Trex Co., Inc.*	(46,629)	(2,996,846)
Ultimate Software Group Inc. (The)*	(18,320)	(4,043,957)
UMB Financial Corp.	(46,252)	(3,239,028)
USG Corp.*	(91,238)	(2,594,809)
Verisk Analytics, Inc.*	(57,179)	(4,625,209)
Vertex Pharmaceuticals, Inc.*	(20,315)	(2,510,934)
Vulcan Materials Co.	(30,938)	(3,856,422)
Wabtec Corp.	(36,156)	(2,955,753)
Wayfair, Inc.*	(51,488)	(3,241,170)
Westamerica Bancorporation	(56,084)	(2,877,670)
Workday, Inc., Class A*	(33,212)	(3,320,536)
		(224,706,053)
TOTAL COMMON STOCKS
(Proceeds $(392,260,538))		(419,437,182)
TOTAL SECURITIES SOLD SHORT—(47.7%)
(Proceeds $(392,260,538))		(419,437,182)
OPTIONS WRITTENƗƗ—(0.3%)	Number of Contracts
Berry Global Group, Inc.
Call Options Expires 06/16/2017
Strike Price $47.50	(1,072)	(1,130,960)
Ingersoll-Rand PLC
Call Options Expires 06/16/2017
Strike Price $75.00	(758)	(1,110,470)
Merck & Co., Inc.
Call Options Expires 07/21/2017
Strike Price $60.00	(1,443)	(757,575)
TOTAL OPTIONS WRITTEN
(Premiums received $(1,377,071))		(2,999,005)
OTHER ASSETS IN EXCESS OF LIABILITIES—48.9%		430,459,312
NET ASSETS—100.0%		$879,499,173
The accompanying notes are an integral part of the portfolio of investments.
8

ADR	American Depositary Receipt
PLC	Public Limited Company
*	Non-income producing.
Ɨ	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
#	Security segregated as collateral for options written.
ƗƗ	Primary risk exposure is equity contracts.
**	The cost basis of investments for federal income tax purposes at May 31, 2017 was as follows:

	Cost of investments	$750,157,234
	Gross unrealized appreciation	$131,175,921
	Gross unrealized (depreciation)	(9,857,107)
	Net unrealized appreciation (depreciation)	$121,318,814

*Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year's federal income tax information, please refer to the Notes of Financial Statements section in the Fund's most recent annual report.

The accompanying notes are an integral part of the portfolio of investments.

9

Contracts For Difference held by the Fund at May 31, 2017, are as follows:
		Number of		Unrealized
		Contracts	Notional	Appreciation
Reference Company	Counterparty	Long/(Short)	Amount	(Depreciation)

Short
South Korea
Kakao Corp.	Goldman Sachs	(20,040)	$(1,709,429)	$(57,904)
Paradise Co. Ltd.	Goldman Sachs	(74,442)	(1,060,551)	33,356
Total Short		(94,482)	(2,769,980)	(24,548)
Net unrealized gain/(loss) on Contracts For difference				$(24,548)

The accompanying notes are an integral part of the portfolio of investments.
10

BOSTON PARTNERS INVESTMENT FUNDS	MAY 31, 2017 (unaudited)

BOSTON PARTNERS GLOBAL LONG/SHORT FUND	Portfolio of Investments

A summary of the inputs used to value the Fund's investments as of May 31, 2017 is as follows (see Notes to Portfolio of Investments):

			Level 2	Level 3
	Total	Level 1	Other Significant	Significant
	Value as of	Quoted	Observable	Unobservable
	May 31, 2017	Price	Inputs	Inputs
Common Stocks
Argentina	$4,731,440	$4,731,440	$-	$-
France	32,826,823	-	32,826,823	-
Germany	47,053,734	-	47,053,734	-
Hong Kong	13,969,384	-	13,969,384	-
India	13,586,631	13,586,631	-	-
Indonesia	3,696,096	-	3,696,096	-
Ireland	14,076,965	-	14,076,965	-
Italy	4,273,696	-	4,273,696	-
Japan	89,273,208	-	89,273,208	-
Luxembourg	4,480,696	4,480,696	-	-
Netherlands	10,120,394	-	10,120,394	-
Norway	3,180,448	-	3,180,448	-
Singapore	15,652,283	15,652,283	-	-
South Korea	8,547,564	-	8,547,564	-
Switzerland	50,082,842	23,198,569	26,884,273	-
Taiwan	4,653,330	-	4,653,330	-
United Kingdom	92,829,113	9,635,458	83,193,655	-
United States	442,865,960	442,865,960	-	-
Preferred Stocks
Germany	6,433,443	6,433,443	-	-
South Korea	9,141,998	9,141,998	-	-
Total Assets	$871,476,048	$529,726,478	$341,749,570	$-

			Level 2	Level 3
	Total	Level 1	Other Significant	Significant
	Value as of	Quoted	Observable	Unobservable
	May 31, 2017	Price	Inputs	Inputs
Securities Sold Short
Australia	(10,008,958)	-	(10,008,958)	-
Belgium	(3,017,573)	-	(3,017,573)	-
Canada	(9,176,780)	(9,176,780)	-	-
Denmark	(6,625,478)	-	(6,625,478)	-
Finland	(6,516,481)	-	(6,516,481)	-
France	(13,104,174)	(4,660,170)	(8,444,004)	-
Germany	(11,523,548)	-	(11,523,548)	-
Hong Kong	(4,425,187)	-	(4,425,187)	-
India	(3,852,060)	(3,852,060)	-	-
Ireland	(3,115,732)	-	(3,115,732)	-
Italy	(2,543,064)	(2,543,064)	-	-
Japan	(33,293,036)	-	(33,293,036)	-
Luxembourg	(4,008,690)	(4,008,690)		-
Netherlands	(6,631,517)	(2,650,126)	(3,981,391)	-
Singapore	(12,998,316)	(3,606,340)	(9,391,976)	-
Spain	(1,938,394)	-	(1,938,394)	-
Sweden	(7,438,074)	(2,311,462)	(5,126,612)	-
Switzerland	(18,185,739)	-	(18,185,739)	-
United Kingdom	(36,328,328)	(8,520,428)	(27,807,900)	-
United States	(224,706,053)	(224,706,053)	-	-
Options Written
Equity Contracts	(2,999,005)	(757,575)	(2,241,430)	-
Contracts For Difference
Equity Contracts	(24,548)	-	(24,548)	-
Total Liabilities	$(422,460,735)	$(266,792,748)	$(155,667,987)	$-

The accompanying notes are an integral part of the portfolio of investments.

11

BOSTON PARTNERS INVESTMENT FUNDS	MAY 31, 2017 (unaudited)

BOSTON PARTNERS EMERGING MARKETS LONG/SHORT FUND	Portfolio of Investments

	Number of
	Shares	Value
LONG POSITIONS—82.6%
COMMON STOCKS—54.0%
Argentina—1.8%
Pampa Energia SA - Sponsored ADR*Ɨ	8,280	$517,665
YPF SA - Sponsored ADR	13,574	334,735
		852,400
Austria—1.1%
Atrium European Real Estate Ltd.	117,548	525,552
Brazil—7.7%
AES Tiete Energia SA	90,100	379,228
Alupar Investimento SA	24,200	133,491
BR Malls Participacoes SA	37,600	138,504
Cia de Saneamento Basico do Estado de Sao Paulo	32,000	286,284
Embraer SA	15,934	314,856
Equatorial Energia SA	18,400	304,662
Localiza Rent a Car SA	28,685	383,211
Minerva SA	110,000	366,106
QGEP Participacoes SA	215,600	385,101
Qualicorp SA	48,700	417,779
Sul America SA	54,700	299,198
Via Varejo SA	91,700	287,913
		3,696,333
Canada—0.3%
Methanex Corp.	4,071	167,929
China—6.1%
Alibaba Group Holding Ltd.*	8,479	1,038,339
Bloomage BioTechnology Corp. Ltd.	87,500	145,973
Hollysys Automation Technologies Ltd.	1,704	27,247
NetEase, Inc. - ADR	2,894	824,153
Tencent Holdings Ltd.	17,700	608,303
Vipshop Holdings Ltd.*	22,979	284,250
		2,928,265
Colombia—0.4%
Almacenes Exito SA	35,000	186,977
Hong Kong—2.0%
China Mobile Ltd.	12,467	687,056
WH Group Ltd.	273,500	256,220
		943,276
Hungary—0.4%
Richter Gedeon Nyrt	7,773	198,587
India—4.3%
Gujarat State Petronet Ltd.	40,322	106,456
Maruti Suzuki India Ltd.	1,800	201,172
Petronet LNG Ltd.	8,435	57,521
Power Grid Corp. of India Ltd.	96,046	309,610
South Indian Bank Ltd. (The)	535,431	233,677
Tech Mahindra Ltd.	37,426	226,226
Vedanta Ltd.*	86,047	318,345
Videocon d2h Ltd. - ADR*	42,000	430,080
Yes Bank Ltd.	8,570	190,254
		2,073,341
The accompanying notes are an integral part of the portfolio of investments.
1

Indonesia—0.4%
Bank Rakyat Indonesia Persero Tbk PT	157,600	170,998
Israel—1.0%
Gazit-Globe Ltd.	49,777	486,365
Luxembourg—0.4%
Ternium SA	7,004	182,244
Malaysia—1.2%
Bumi Armada Bhd	3,302,500	598,415
Mexico—3.4%
Becle SAB de CV*	69,200	119,799
Credito Real SAB de CV SOFOM ER	488,000	725,745
Gentera SAB de CV*	100,300	161,429
Gruma SAB de CV	18,885	246,368
Qualitas Controladora SAB de CV	210,100	356,739
		1,610,080
Russia—2.2%
LUKOIL PJSC	8,542	412,151
Novolipetsk Steel PJSC	20,629	389,636
Yandex NV, Class A*	8,677	229,767
		1,031,554
South Africa—7.0%
Astral Foods Ltd.	13,611	166,425
Barclays Africa Group Ltd.	43,822	464,659
Clover Industries Ltd.	170,669	230,465
Imperial Holdings Ltd.	11,446	145,298
JSE Ltd.	57,966	584,257
Naspers Ltd., Class N	3,797	786,815
Nedbank Group Ltd.	19,053	320,255
Petra Diamonds Ltd.*	47,731	79,764
RCL Foods Ltd.	133,726	152,946
Remgro Ltd.	13,315	221,198
Standard Bank Group Ltd.	17,952	200,709
		3,352,791
South Korea—2.1%
Korea Electric Power Corp.	14,493	277,686
KT Corp. - Sponsored ADR	24,828	417,607
KT&G Corp.	3,009	298,049
		993,342
Sweden—0.3%
Millicom International Cellular SA	2,871	167,969
Taiwan—0.9%
Basso Industry Corp.	59,000	167,399
Hon Hai Precision Industry Co., Ltd.	76,000	260,039
		427,438

The accompanying notes are an integral part of the portfolio of investments.
2

Thailand—0.8%
SPCG PCL	589,500	366,912
Turkey—3.3%
Akbank TAS	184,018	497,486
Haci Omer Sabanci Holding AS	127,448	386,316
Turkiye Garanti Bankasi AS	114,856	312,810
Turkiye Sinai Kalkinma Bankasi AS	1,059,156	399,525
		1,596,137
United Arab Emirates—1.8%
Abu Dhabi Commercial Bank PJSC*	104,289	207,340
Emaar Malls PJSC*	941,286	640,634
		847,974
United Kingdom—0.1%
Cairn Energy PLC*	31,207	81,517
United States—5.0%
Air Lease Corp.	16,804	620,404
Broadcom Ltd.	423	101,300
Cognizant Technology Solutions Corp.	1,715	114,750
FMC Corp.	2,443	184,129
Geopark Ltd.*	43,315	375,541
Kosmos Energy Ltd.*	20,906	125,436
Liberty Global PLC LiLAC, Class C*	20,916	438,399
Marvell Technology Group Ltd.	8,066	139,058
YY, Inc. - ADR*	5,479	319,645
		2,418,662
TOTAL COMMON STOCKS
(Cost $24,618,776)		25,905,058
EXCHANGE TRADED FUNDS—0.5%
Thailand—0.5%
Jasmine Broadband Internet Infrastructure Fund	649,743	215,666
TOTAL EXCHANGE TRADED FUNDS
(Cost $219,663)		215,666
PREFERRED STOCKS—6.1%
Brazil—0.6%
Cia de Transmissao de Energia Eletrica Paulista	15,000	299,031
Russia—1.4%
Sberbank of Russia PJSC	306,200	673,705
South Korea—4.1%
Samsung Electronics Co., Ltd.	1,268	1,975,469
TOTAL PREFERRED STOCKS
(Cost $2,681,726)		2,948,205
SHORT-TERM INVESTMENTS—22.0%
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio, 0.65%	10,558,868	10,558,868
TOTAL SHORT-TERM INVESTMENTS
(Cost $10,558,868)		10,558,868
TOTAL INVESTMENTS—82.6%
(Cost $38,079,033)**		39,627,797
OTHER ASSETS IN EXCESS OF LIABILITIES—17.4%		8,328,199
NET ASSETS—100.0%		$47,955,996

 The accompanying notes are an integral part of the portfolio of investments.

3

ADR	American Depositary Receipt
NVDR	Non-Voting Depository Receipt
PLC	Public Limited Company
*	Non-income producing.
Ɨ	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
*	The cost basis of investments for federal income tax purposes at May 31, 2017 was as follows:

	Cost of investments	$38,079,033
	Gross unrealized appreciation	$1,745,711
	Gross unrealized (depreciation)	(196,947)
	Net unrealized appreciation (depreciation)	$1,548,764

*Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year's federal income tax information, please refer to the Notes of Financial Statements section in the Fund's most recent annual report.

	The accompanying notes are an integral part of the portfolio of investments.

4

Contracts For Difference held by the Fund at May 31, 2017, are as follows:

		Number of		Unrealized
		Contracts	Notional	Appreciation
Reference Company	Counterparty	Long/(Short)	Amount	(Depreciation)
Long
Brazil
Iguatemi Emp De Shopping Centers SA	Goldman Sachs	8,900	$99,264	$(11,470)
China
51Job, Inc. - ADR	Goldman Sachs	3,564	157,866	(2,515)
Alibaba Group Holding Ltd. - Sponsored ADR	Goldman Sachs	5,539	686,947	(8,668)
Baidu Inc. - Sponsored ADR	Goldman Sachs	2,287	433,221	(7,622)
Bloomage BioTechnology Corp. Ltd.	Goldman Sachs	90,000	152,236	(2,095)
China Telecom Corp. Ltd., Class H	Goldman Sachs	892,000	440,999	9,058
Hangzhou Hikvision	Goldman Sachs	79,700	313,438	(3,807)
Henan Shuang Inv.	Goldman Sachs	73,700	220,589	13,977
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., Class A	Goldman Sachs	28,900	359,244	10,025
Kweichow Moutai	Goldman Sachs	5,700	355,661	14,505
Shanghai Haohai Biological Technology Co., Ltd., Class H	Goldman Sachs	31,600	179,755	(2,142)
Tencent Holdings Ltd.	Goldman Sachs	50,700	1,708,973	35,801
Wuliangye Yibin Co., Ltd., Class A	Goldman Sachs	78,300	545,199	4,407
Zhengzhou Yutong Bus Co., Ltd., Class A	Goldman Sachs	127,999	374,889	7,871
		1,469,989	5,929,017	68,795

Egypt
Commercial International Bank Egypt SAE	Goldman Sachs	36,600	159,319	8,004
Hong Kong
AIA Group Ltd.	Goldman Sachs	30,200	214,208	1,253
China Unicom Ltd.	Goldman Sachs	318,000	450,846	5,760
Shimao Property Holdings Ltd.	Goldman Sachs	95,500	151,763	11,049
Sunny Optical Technology Group Co., Ltd.	Goldman Sachs	63,000	501,667	(9,683)
Zhongsheng Group Holdings Ltd.	Goldman Sachs	82,500	119,089	7,601
		589,200	1,437,573	15,980

India
Videocon D2H Ltd. - ADR	Goldman Sachs	11,891	131,633	(9,874)
Japan
Suzuki Motor Co.	Goldman Sachs	2,600	120,874	1,727
Mexico
Gentera Sab de CV	Goldman Sachs	91,700	153,716	(6,136)
Grupo GicSA SA de CV	Goldman Sachs	852,800	613,390	(3,069)
		944,500	767,106	(9,205)

Philippines
Metro Pacific Investments Corp.	Goldman Sachs	1,009,600	135,517	(8,409)
Russia
Gazprom Neft PJSC	Goldman Sachs	55,150	190,631	5,827
South Africa
Petra Diamonds Ltd.	Goldman Sachs	344,429	592,908	(17,336)
Remgro Ltd.	Goldman Sachs	3,804	65,558	(2,377)
		348,233	658,466	(19,713)

South Korea
Eugene Technology	Goldman Sachs	17,232	278,530	12,207
Hana Financial Group, Inc.	Goldman Sachs	15,770	591,019	(14,240)
Hanwha Corp.	Goldman Sachs	7,430	299,736	17,609
Hyundai Mobis Co., Ltd.	Goldman Sachs	2,084	465,891	44,833
KT Corp.	Goldman Sachs	2,891	80,431	3,599
LG Chem Ltd.	Goldman Sachs	1,213	315,156	11,879
LG Uplus Corp.	Goldman Sachs	15,496	199,380	24,814
Nongshim Co., Ltd.	Goldman Sachs	810	248,045	2,782
Samsung Electronics Co., Ltd.	Goldman Sachs	539	1,107,867	(33,035)
Samsung SDI Co., Ltd.	Goldman Sachs	3,480	502,410	10,953
		66,945	4,088,465	81,401

The accompanying notes are an integral part of the portfolio of investments.
5

Taiwan
Taiwan Semiconductor Manufacturing Co., Ltd.	Goldman Sachs	210,000	1,422,506	1,072

United Kingdom
BGEO Group PLC	Goldman Sachs	15,040	718,761	(6,169)
Cairn Energy PLC	Goldman Sachs	61,428	158,389	2,067
Georgia Healthcare Group PLC	Goldman Sachs	15,566	73,636	(3,441)
TBC Bank Group PLC	Goldman Sachs	8,432	179,156	5,533
		100,466	1,129,942	(2,010)

United States
Rosneft Oil Co. GDR	Goldman Sachs	42,819	233,301	(8,395)
Samsonite International SA	Goldman Sachs	38,100	149,550	4,148
		80,919	382,851	(4,247)
Total Long				117,878

Short
Brazil
Fibria Celulose SA	Morgan Stanley	(8,800)	$(97,798)	$(3,375)
Natura Cosmeticos SA	Goldman Sachs	(29,300)	(320,864)	23,984
		(38,100)	(418,662)	20,609

China
China Huishan Dairy Holdings Co., Ltd.	Goldman Sachs	(246,000)	(13,268)	5
China Life Insurance Co., Ltd., Class H	Goldman Sachs	(60,000)	(193,339)	(3,182)
China Pacific Insurance Group, Ltd., Class H	Goldman Sachs	(34,000)	(130,334)	(5,547)
China Shenhua Energy Co., Ltd., Class H	Goldman Sachs	(90,000)	(217,005)	(1,861)
Country Garden Holdings Co., Ltd.	Goldman Sachs	(102,000)	(105,136)	(16,506)
Dongfang Electric Corp. Ltd. - Class H	Goldman Sachs	(245,800)	(204,857)	(5,819)
Huadian Power International Corp. Ltd., Class H	Goldman Sachs	(378,000)	(178,931)	31
Huaneng Power International Inc., Class H	Goldman Sachs	(270,000)	(207,823)	(7,189)
New China Life Insurance Co., Ltd., Class H	Goldman Sachs	(29,300)	(155,411)	(2,331)
Parkson Retail Group Ltd.	Goldman Sachs	(1,665,500)	(224,566)	(18,889)
Tian Ge Interactive Holdings Ltd.	Goldman Sachs	(286,000)	(218,708)	(120)
Tingyi Cayman Islands Holdings Corp.	Goldman Sachs	(222,000)	(281,022)	9,835
Yashili International Holdings Ltd.	Goldman Sachs	(518,000)	(88,225)	(1,449)
		(4,146,600)	(2,218,625)	(53,022)

Hong Kong
Bank Of East Asia Ltd. (The)	Goldman Sachs	(50,214)	(211,631)	(336)
Capital Environment Holdings Ltd.	Goldman Sachs	(2,974,000)	(82,110)	(324)
Cathay Pacific Airways	Goldman Sachs	(181,000)	(251,106)	(13,599)
China Aircraft Leasing Group Holdings Ltd.	Morgan Stanley	(162,000)	(198,705)	(869)
China Resources Beer Holdings Co., Ltd.	Goldman Sachs	(106,000)	(256,860)	(11,257)
China Resources Power Holding Co., Ltd.	Goldman Sachs	(108,000)	(215,997)	(6,659)
China Taiping Insurance Holdings Co., Ltd.	Goldman Sachs	(56,400)	(145,499)	(4,511)
Cosco Shipping Development Co., Ltd.	Goldman Sachs	(1,104,000)	(235,924)	(1,903)
Cosco Shipping Holdings Co., Ltd.	Goldman Sachs	(552,000)	(244,917)	(5,678)
HK Electric Investments & HK Electric Investments Ltd.	Goldman Sachs	(145,000)	(131,357)	(1,472)
Hong Kong & China Gas Co., Ltd.	Goldman Sachs	(132,000)	(269,357)	(12,733)
Hong Kong Exchanges & Clearing Ltd.	Goldman Sachs	(8,030)	(202,648)	(890)
Hybrid Kinetic Group Ltd.	Goldman Sachs	(4,734,000)	(118,542)	40
Imperial Pacific International Holdings Ltd.	Goldman Sachs	(7,280,000)	(116,856)	(3,707)
KuangChi Science Ltd.	Goldman Sachs	(228,000)	(86,835)	1,072
MTR Corp.	Goldman Sachs	(56,500)	(341,112)	3,424
Ping An Insurance Group Co. - Class H	Goldman Sachs	(15,000)	(90,339)	(5,659)
Prada S.P.A.	Goldman Sachs	(63,400)	(273,289)	6,270
Realord Group Holdings Ltd.	Goldman Sachs	(136,000)	(76,843)	2,464
Semiconductor Manufacturing Co., Ltd.	Goldman Sachs	(72,000)	(77,845)	2,064
Towngas China Co., Ltd.	Goldman Sachs	(128,000)	(75,117)	(4,360)
Towngas China Co., Ltd.	Macquarie	(273,411)	(163,394)	(6,364)
Universal Medical Financial & Technical Advisory Services Co., Ltd.	Goldman Sachs	(281,224)	(241,943)	256
Value Partners Group Ltd.	Goldman Sachs	(247,000)	(234,735)	435
Vision Fame International Holdings Ltd.	Macquarie	(138,000)	(17,012)	1,088
		(19,231,179)	(4,359,973)	(63,208)

The accompanying notes are an integral part of the portfolio of investments.
6

Indonesia
Astra International Tbk PT	Macquarie	(196,500)	(127,519)	(2,219)
Unilever Indonesia TBK PT	Macquarie	(92,700)	(329,799)	8,427
		(289,200)	(457,318)	6,208

Malaysia
Digi.com. Bhd	Morgan Stanley	(137,300)	(158,935)	(973)
Maxis Bhd	Morgan Stanley	(110,800)	(165,444)	5,315
		(248,100)	(324,379)	4,342

Mexico
Telesites SAB CV	Goldman Sachs	(278,600)	(175,834)	1,019
Wal-Mart de Mexico SAB de CV	Goldman Sachs	(43,800)	(99,938)	(435)
		(322,400)	(275,772)	584

Norway
Subsea 7 S.A Com.	Goldman Sachs	(4,221)	(65,765)	5,083

Singapore
SembCorp. Marine Ltd.	Morgan Stanley	(157,000)	(193,180)	1,869
Singapore Airlines Ltd. NPV	Goldman Sachs	(30,800)	(229,162)	6,384
		(187,800)	(422,342)	8,253

South Africa
Aspen Pharmacare Holdings Ltd.	Goldman Sachs	(4,382)	(94,901)	(4,303)
Cie Financiere Richemont SA	Goldman Sachs	(10,990)	(91,710)	(761)
MTN Group Ltd.	Goldman Sachs	(25,370)	(234,658)	7,432
Pick'n Pay Stores Ltd.	Goldman Sachs	(21,889)	(103,061)	2,522
		(62,631)	(524,330)	4,890

South Korea
Amorepacific Corp.	Morgan Stanley	(386)	(119,049)	810
CJ CGV Co., Ltd.	Morgan Stanley	(3,694)	(267,021)	(11,665)
Hanjin Transportation Co., Ltd.	Goldman Sachs	(6,967)	(184,650)	(6,097)
Kakao Corp.	Goldman Sachs	(1,998)	(171,871)	(4,139)
Kangwon Land Inc.	Goldman Sachs	(7,353)	(236,946)	(1,020)
LG Display Co., Ltd.	Goldman Sachs	(9,410)	(250,267)	(23,276)
Lotte Shopping Co., Ltd.	Goldman Sachs	(979)	(241,155)	(9,129)
Paradise Co. Ltd.	Morgan Stanley	(17,240)	(245,613)	8,298
Samsung Heavy Industries Co., Ltd.	Goldman Sachs	(23,381)	(247,492)	(9,283)
Samsung SDS Co., Ltd.	Morgan Stanley	(946)	(126,804)	(10,905)
Seah Besteel Corp.	Goldman Sachs	(9,680)	(242,852)	(2,849)
		(82,034)	(2,333,720)	(69,255)

Taiwan
AU Optronics Corp.	Goldman Sachs	(401,000)	(156,581)	(487)
Eclat Textile Co., Ltd.	Goldman Sachs	(23,000)	(241,927)	7,858
Feng Tay Enterprise	Goldman Sachs	(62,000)	(245,279)	4,209
Innolux Corp.	Goldman Sachs	(555,000)	(243,558)	(7,102)
Sitronix Technology	Goldman Sachs	(29,000)	(86,555)	839
		(1,070,000)	(973,900)	5,317

The accompanying notes are an integral part of the portfolio of investments.
7

Thailand
Advanced Info. Service PCL	Macquarie	(45,700)	(236,943)	4,866
Airports of Thailand PCL	Morgan Stanley	(197,100)	(238,108)	(7,903)
Thai Airways International PCL - NVDR	Morgan Stanley	(532,000)	(282,922)	(7,589)
		(774,800)	(757,973)	(10,626)

United Kingdom
Antofagasta PLC	Goldman Sachs	(10,295)	(107,035)	(346)
Fresnillo PLC	Goldman Sachs	(5,579)	(112,770)	(1,282)
Standard Chartered PLC	Goldman Sachs	(13,807)	(134,644)	4,217
		(29,681)	(354,449)	2,589

United States
58 Com. Inc.	Goldman Sachs	(6,541)	(282,523)	1,260
Bitauto Holdings Ltd.	Goldman Sachs	(5,515)	(162,833)	17,563
Grupo Televisa SAB - Sponsored ADR	Goldman Sachs	(11,293)	(277,381)	3,190
Infosys Ltd. - Sponsored ADR	Goldman Sachs	(9,189)	(139,819)	(500)
Kinross Gold Corp.	Goldman Sachs	(24,452)	(103,496)	(1,891)
Pricesmart, Inc.	Goldman Sachs	(2,398)	(216,698)	5,078
Tuniu Corp. Sponsored ADR	Goldman Sachs	(24,668)	(202,108)	62
United Microelectronics Corp. - Sponsored ADR	Goldman Sachs	(119,059)	(239,261)	(6,005)
Wipro Ltd. - Sponsored ADR	Goldman Sachs	(9,808)	(103,488)	(2,243)
		(212,923)	(1,727,607)	16,514
Total Short				(121,722)
Net unrealized gain/(loss) on Contracts For Difference				$(3,844)

The accompanying notes are an integral part of the portfolio of investments.
8

BOSTON PARTNERS INVESTMENT FUNDS	MAY 31, 2017 (unaudited)

BOSTON PARTNERS EMERGING MARKETS LONG/SHORT FUND	Portfolio of Investments

A summary of the inputs used to value the Fund's investments as of May 31, 2017 is as follows (see Notes to Portfolio of Investments):

			Level 2	Level 3
	Total	Level 1	Other Significant	Significant
	Value as of	Quoted	Observable	Unobservable
	May 31, 2017	Price	Inputs	Inputs
Common Stocks
Argentina	$852,400	$852,400	$-	$-
Austria	525,552	525,552	-	-
Brazil	3,696,333	3,696,333	-	-
Canada	167,929	167,929	-	-
China	2,928,265	2,319,962	608,303	-
Colombia	186,977	186,977	-	-
Hong Kong	943,276	687,056	256,220	-
Hungary	198,587	-	198,587	-
India	2,073,341	430,080	1,643,261	-
Indonesia	170,998	-	170,998	-
Israel	486,365	-	486,365	-
Luxembourg	182,244	182,244	-	-
Malaysia	598,415	-	598,415	-
Mexico	1,610,080	1,610,080	-	-
Russia	1,031,554	641,918	389,636	-
South Africa	3,352,791	1,213,857	2,138,934	-
South Korea	993,342	695,293	298,049	-
Sweden	167,969	-	167,969	-
Taiwan	427,438	-	427,438	-
Thailand	366,912	-	366,912	-
Turkey	1,596,137	-	1,596,137	-
United Arab Emirates	847,974	-	847,974	-
United Kingdom	81,517	-	81,517	-
United States	2,418,662	2,418,662	-	-
Exchange Traded Funds	215,666	-	215,666	-
Preferred Stocks
Brazil	299,031	299,031	-	-
Russia	673,705	-	673,705	-
South Korea	1,975,469	-	1,975,469	-
Short-Term Investments	10,558,868	10,558,868	-	-
Contracts For Difference
Equity Contracts	117,878	(46,254)	164,132	-
Total Assets	$39,745,675	$26,439,988	$13,305,687	$-

			Level 2	Level 3
	Total	Level 1	Other Significant	Significant
	Value as of	Quoted	Observable	Unobservable
	May 31, 2017	Price	Inputs	Inputs
Contracts For Difference
Equity Contracts	$(121,722)	$43,798	$(165,520)	$-
Total Liabilities	$(121,722)	$43,798	$(165,520)	$-

The accompanying notes are an integral part of the portfolio of investments.

9

BOSTON PARTNERS INVESTMENT FUNDS
NOTES TO PORTFOLIO OF INVESTMENTS
May 31, 2017 (unaudited)

Portfolio Valuation — Each Boston Partners Investment Fund’s, Boston Partners Small Cap Value Fund II (“BP Small Cap Value Fund II”), Boston Partners Long/Short Equity Fund (“BP Long/Short Equity Fund”), Boston Partners Long/Short Research Fund (“BP Long/Short Research Fund”), Boston Partners All-Cap Value Fund (“BP All-Cap Value Fund”), Boston Partners Global Equity Fund (“BP Global Equity Fund”), Boston Partners Global Long/Short Fund (“BP Global Long/Short Fund”), Boston Partners Emerging Markets Long/Short Fund (“BP Emerging Markets Long/Short Fund”) (collectively “BP Funds”), and WPG Partners Small/Micro Cap Value Fund (“WPG Small/Micro Cap Value Fund”), and collectively with the BP Funds, the “Funds”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open.  Securities held by a Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded.  Equity securities traded in the over-the-counter ("OTC") market are valued at their closing prices.  If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close.  Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of themarket.  Fixed income securities having a remaining maturity of 60 days or less are valued at amortized cost, provided such amount approximates fair value.  Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates.  Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as disclosed in their prospectuses).  Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, will be valued at the mean of the last bid and ask prices prior to the market close.  Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions.  If market quotations are unavailable or deemed unreliable, securities will bevalued in accordance with procedures adopted by the Company’s Board of Directors.  Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by otherinvestment companies and investors to price the same investments.  Such procedures use fundamental valuation methods, which may include, but are not limited to, an analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer’s financial position, and any other event which could have a significant impact on the value of the security.  Determination of fair value involves subjective judgment as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction, and the difference between the recorded fair value and the value that would be received in a sale could be significant.  The Funds may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Funds value their securities, generally as of 4:00 p.m. Eastern time.  The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim.  To account for this, the Funds may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

• Level 1 - quoted prices in active markets for identical securities;
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
• Level 3 - significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A summary of the inputs used to value each Fund’s investments as of May 31, 2017 is included in each Fund’s Portfolio of Investments.

1

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities.  Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market.  Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period.  Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize.  Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Funds to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period.  Transfers in and out between levels are based on values at the end of the period.  U.S. GAAP also requires the Funds to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements.  A reconciliation of Level 3 investments is presented only when a Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets.  The amounts and reasons for all transfers in and out of each level within the three-tier hierarchy are disclosed when a Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

Foreign securities that utilize international fair pricing are categorized as Level 2 in the hierarchy.  For the BP Emerging Markets Long/Short Fund, a security held as a long position with an end of period value of $584,257 transferred from Level 2 into Level 1.  For the BP Global Long/Short Fund, securities held as short positions with an end of period value of $9,390,819 transferred from Level 2 into Level 1.  These transfers occurred as a result of these securities no longer being valued utilizing the international fair value pricing at May 31, 2017.

Options Written — The Funds are subject to equity price risk in the normal course of pursuing their investment objectives and may enter into options written to hedge against changes in the value of equities.  Such options may relate to particular securities or domestic stock indices, and may or may not be listed on a domestic securities exchange or issued by the Options Clearing Corporation.  An option contract is a commitment that gives the purchaser of the contract the right, but not the obligation, to buy or sell an underlying asset at a specific price on or before a specified future date.  On the other hand, the writer of an option contract is obligated, upon the exercise of the option, to buy or sell an underlying asset at a specific price on or before a specified future date.  The maximum risk of loss associated with writing put options is limited to the exercised fair value of the option contract.  The maximum risk of loss associated with writing call options is potentially unlimited.  A Fund also has the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist.  Option contracts also involve the risk that they may result in loss due to unanticipated developments in market conditions or other causes.

Written options are initially recorded as liabilities to the extent of premiums received and subsequently marked to market to reflect the current value of the option written.  Gains or losses are realized when the option transaction expires or closes.  When an option is exercised, the proceeds on sales for a written call option or the purchase cost for a written put option is adjusted by the amount of the premium received.  Listed option contracts present minimal counterparty credit risk since they are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default.  A Fund’s maximum risk of loss from counterparty credit risk related to OTC option contracts is limited to the premium paid.  As of May 31, 2017, all of each Fund’s written options were exchange-traded options.
2

The BP Long/Short Equity Fund, the BP Long/Short Research Fund, the BP All-Cap Value Fund, the BP Global Equity Fund and the BP Global Long/Short Fund had transactions in options written during the period ended May 31, 2017 as follows:

	BP Long/Short Equity Fund		BP Long/Short Research Fund		BP All-Cap Value Fund
	Number of	Premiums	Number of	Premiums	Number of	Premiums
	Contracts	Received	Contracts	Received	Contracts	Received

Options outstanding at
August 31, 2016	13,973	$5,670,254	4,122	$1,595,012	1,017	$649,870
Options written	7,049	3,522,380	5,546	2,548,561	—	—
Options closed	(653)	(651,000)	(2,344)	(650,139)	—	—
Options expired	(13,973)	(5,670,254)	(4,122)	(1,595,012)	—	—
Options exercised	—	—	(3,202)	(1,898,422)	1,017	(649,870)
Options outstanding at May 31, 2017	6,396	$2,871,380	—	$—	—	$—

	BP Global Equity Fund		BP Global Long/Short Fund
	Number of	Premiums	Number of	Premiums
	Contracts	Received	Contracts	Received

Options outstanding at
August 31, 2016	—	$—	954	$497,321
Options written	376	199,760	7,036	2,494,368
Options closed	—	—	—	—
Options expired	—	—	(554)	(214,371)
Options exercised	—	—	(4,163)	(1,400,247)
Options outstanding at May 31, 2017	376	$199,760	3,273	$1,377,071

For the period ended May 31, 2017, the average quarterly volume of derivatives is as follows:

		Purchased	Written
		Options	Options
Fund		(Cost)	(Proceeds)

BP Long/Short Equity Fund		$—	$4,684,679
BP Long/Short Research Fund		—	1,909,252
BP All-Cap Value Fund		—	324,935
BP Global Equity Fund		—	99,880
BP Global Long/Short Fund		507,373	1,102,162

Short Sales — When the investment adviser believes that a security is overvalued, the BP Long/Short Equity Fund, the BP Long/Short Research Fund and the BP Global Long/Short Fund may sell the security short by borrowing the same security from a broker or other institution and selling the security.  A Fund will incur a loss as a result of a short sale if the price of the borrowed security increases between the date of the short sale and the date on which the Fund buys and replaces such borrowed security.  A Fund will realize a gain if there is a decline in price of the security between those dates where the decline in price exceeds the costs of borrowing the security and other transaction costs.  There can be no assurance that a Fund will be able to close out a short position at any particular time or at an acceptable price.  Although a Fund’s gain is limited to the amount at which it sold a security short, its potential loss is unlimited.  Until a Fund replaces a borrowed security, it will maintain at all times cash, U.S. Government securities, or other liquid securities in an amount which, when added to any amount deposited with a broker as collateral, will at least equal the current market value of the security sold short.  Depending on Arrangements made with brokers, a Fund may not receive any payments (including interest) on collateral deposited with them.

3

Contracts for Difference — The BP Global Long/Short Fund, the BP Long/Short Research Fund and the BP Emerging Markets Long/Short Fund (for this section only, each a “Fund”) may enter into Contracts for Differences (“CFDs”).  CFDs are leveraged derivative instruments that allow a Fund to take a position on the change in the market price of an underlying asset, such as a stock, or the value of an index or currency exchange rate.  With a short CFD, a Fund is seeking to profit from falls in the market price of the asset.  CFDs are subject to liquidity risk because the liquidity of CFDs is based on the liquidity of the underlying instrument, and are subject to counterparty risk, i.e., the risk that the counterparty to the CFD transaction may be unable or unwilling to make payments or to otherwise honor its financial obligations under the terms of the contract.  It is also possible that the market price of the CFD will move between the time the order is placed by a Fund and when it is executed by the issuer, which can result in the trade being executed at a less favorable price.  CFDs, like many other derivative instruments, involve the risk that, if the derivative security declines in value, additional margin would be required to maintain the margin level.  The seller may require a Fund to deposit additional sums to cover this decline in value, and the margin call may be at short notice.  If additional margin is not provided in time, the seller may liquidate the positions at a loss for which a Fund is liable.  The potential for margin calls and large losses are much greater in CFDs than in other leveraged products.  Most CFDs are traded OTC.  CFDs are not registered with the SEC or any U.S. regulator, and are not subject to U.S. regulation.  In a short position, the Fund will receive or pay an amount based upon the amount, if any, by which the notional amount of the CFD would have decreased or increased in value had it sold the particular stocks short, less the dividends that would have been paid on those stocks, plus a floating rate of interest on the notional amount of the CFD.  All of these components are reflected in the market value of the CFD.

CFDs are marked-to-market daily based upon quotations from market makers and the resulting changes in market values, if any, are recorded as an unrealized gain or loss in the Statement of Operations.  Periodic payments made or received are recorded as realized gains or losses.  Entering into CFDs involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities.  Such risks involve the possibility that there will be no liquid market for these contracts, that the counterparty to the contract may default on its obligation to perform and that there may be unfavorable changes in market conditions.  CFDs outstanding at period end, if any, are listed on the Portfolio of Investments.  In connection with CFDs, cash or securities may be segregated as collateral by the Funds’ custodian.  As of May 31, 2017, the BP Long/Short Research Fund, the BP Global Long/Short Fund and the BP Emerging Markets Long/Short Fund held CFDs.

For the period ended May 31, 2017, the average volume of CFDs is as follows:

	Notional Amount	Notional Amount
Fund	Long	Short

BP Long/Short Research Fund	$56,827,123	$41,348,330
BP Global Long/Short Fund	—	4,069,954
BP Emerging Markets Long/Short Fund	9,543,241	6,830,316

Securities Lending — Securities may be loaned to financial institutions, such as broker-dealers, and are required to be secured continuously by collateral in cash, cash equivalents, letter of credit or U.S.  Government securities maintained on a current basis at an amount at least equal to the market value of the securities loaned.  Cash collateral received, pursuant to investment guidelines established by the Funds and approved by the Company’s Board of Directors, is invested in short-term investments.  All such investments are made at the risk of the Funds and, as such, the Funds are liable for investment losses.  Such loans would involve risks of delay in receiving additional collateral in the event the value of the collateral decreased below the value of the securities loaned or of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by Boston Partners to be of good standing and only when, in Boston Partners’ judgment, the income to be earned from the loans justifies the attendant risks.  Any loans of a Fund’s securities will be fully collateralized and marked to market daily. During the three month period ended May 31, 2017, the Funds participated in securities lending.

4

Restricted Securities — A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933, as amended (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144 under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Certain restricted securities may be resold in transactions exempt from registration, normally to qualified institutional buyers, and may be deemed liquid by Boston Partners as applicable, based on policies and procedures established by the Company's Board of Directors.  Therefore, not all restricted securities are considered illiquid.

At May 31, 2017, the Funds did not hold any restricted securities that were illiquid.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

5

CAMPBELL DYNAMIC TREND FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS
MAY 31, 2017
(UNAUDITED)

	COUPON*	MATURITY	PAR	VALUE
SHORT-TERM INVESTMENTS — 83.9%
U.S. TREASURY OBLIGATIONS — 83.9%
United States Treasury Bill	0.480%	06/29/17	$1,040,000	$1,039,616
United States Treasury Bill	0.553%	07/20/17	1,812,000	1,810,642
United States Treasury Bill	0.772%	08/24/17	844,000	842,196
United States Treasury Bill	0.802%	09/14/17	844,000	841,692
United States Treasury Bill	0.875%	10/12/17	2,125,000	2,117,356
United States Treasury Bill	1.024%	11/24/17	1,025,000	1,019,743
				7,671,245
TOTAL SHORT-TERM INVESTMENTS
(Cost $7,672,979)				7,671,245
TOTAL INVESTMENTS — 83.9%
(Cost $7,672,979)				7,671,245

OTHER ASSETS IN EXCESS OF LIABILITIES — 16.1%				1,469,850
NET ASSETS — 100.0%				$9,141,095

*	Short-term investments reflect the annualized effective yield on the date of purchase for discounted investments.
**	The cost basis of investments for federal income tax purposes at May 31, 2017 was as follows:

Cost of investments		$7,672,979
Gross unrealized appreciation		$-
Gross unrealized (depreciation)		(1,734)
Net unrealized appreciation (depreciation)		$(1,734)

*Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

The accompanying notes are an integral part of the consolidated portfolio of investments.

1

CAMPBELL DYNAMIC TREND FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (CONTINUED)
MAY 31, 2017
(UNAUDITED)

Futures contracts outstanding as of May 31, 2017 were as follows:

				UNREALIZED
	EXPIRATION	NUMBER OF	NOTIONAL	APPRECIATION
LONG CONTRACTS	DATE	CONTRACTS	COST	(DEPRECIATION)
10 Year Mini Japanese Government Bond	Jun-17	11	$1,522,961	$(2,936)
3-Month Euro Euribor	Jun-18	27	7,377,931	2,040
90-DAY Bank Bill	Sep-17	15	11,233,969	1,648
90-Day Euro	Jun-18	6	1,476,500	250
90-Day Sterling	Jun-18	34	5,443,320	1,427
Amsterdam Index	Jun-17	2	236,345	(4,294)
Australian 10-Year Bond	Jun-17	6	587,074	3,112
Australian 3-Year Bond	Jun-17	28	2,343,084	6,250
CAC40 10 Euro	Jun-17	2	118,828	(2,092)
Canadian 10-Year Bond	Sep-17	5	535,940	2,596
Cattle Feeder Futures	Aug-17	1	80,365	(4,078)
DAX Index	Jun-17	1	321,961	17,397
DJIA Mini E-CBOT	Jun-17	2	208,263	1,757
Euro Stoxx 50	Jun-17	4	143,181	9,375
Euro-Bobl	Jun-17	5	708,524	1,342
Euro-BTP	Jun-17	1	149,731	(563)
Euro-Bund	Jun-17	3	538,156	(509)
Euro-Oat	Jun-17	1	169,273	313
Euro-Schatz	Jun-17	15	1,840,112	657
FTSE 100 Index	Jun-17	2	179,228	5,706
FTSE/JSE TOP 40	Jun-17	2	72,901	(1,114)
FTSE/MIB Index	Jun-17	1	103,445	7,878
Gold 100 Oz	Aug-17	1	126,512	1,028
Hang Seng Index	Jun-17	3	489,517	1,011
IBEX 35 Index	Jun-17	1	121,246	(908)
Lean Hogs	Jul-17	2	64,826	1,594
Live Cattle	Aug-17	4	196,412	(1,692)
London Metals Exchange Aluminum	Jun-17	10	487,032	(6,970)
London Metals Exchange Copper	Jun-17	1	141,891	(248)
London Metals Exchange Nickel	Jun-17	1	66,657	(13,071)
London Metals Exchange Zinc	Jun-17	1	71,851	(7,101)
Long Gilt	Sep-17	5	824,872	2,971
MSCI Singapore Exchange ETS	Jun-17	7	182,008	(2,234)
MSCI Taiwan Index	Jun-17	9	335,313	207
Nasdaq 100 E-Mini	Jun-17	5	544,298	35,027
Natural Gas	Jun-17	1	33,502	(2,792)
Nikkie 225 (Osaka Securities Exchange)	Jun-17	3	260,868	(701)
OMX Stockholm 30 Index	Jun-17	13	244,307	(1,812)
Palladium	Sep-17	1	77,147	4,448
Russell 2000 Mini	Jun-17	2	137,468	(558)
S&P 500 E-Mini	Jun-17	4	474,793	7,427
S&P Mid 400 E-Mini	Jun-17	1	170,952	1,048
S&P/TSX 60 Index	Jun-17	1	135,733	(1,241)
SGX Nifty 50	Jun-17	14	263,143	6,693
SPI 200 Index	Jun-17	2	220,049	(1,192)
Topix Index	Jun-17	1	135,100	2,702
U.S. Treasury 2-Year Notes	Sep-17	2	432,566	403
U.S. Treasury 5-Year Notes	Sep-17	1	117,931	381
U.S. Treasury Ultra Long Bond (Chicago Board of Trade)	Sep-17	1	164,095	1,030
			$41,911,181	$71,612

The accompanying notes are an integral part of the consolidated portfolio of investments.
2

				UNREALIZED
	EXPIRATION	NUMBER OF	NOTIONAL	APPRECIATION
SHORT CONTRACTS	DATE	CONTRACTS	COST	(DEPRECIATION)
Brent Crude	Jun-17	1	$(53,412)	$2,648
Cocoa	Jul-17	3	(63,189)	1,731
Coffee	Jul-17	2	(97,675)	650
Corn	Jul-17	5	(91,677)	(1,352)
Cotton No.2	Jul-17	1	(38,598)	102
Gasoline RBOB	Jun-17	1	(65,489)	(1,569)
London Metals Exchange Aluminum	Jun-17	4	(189,145)	(2,880)
London Metals Exchange Nickel	Jun-17	2	(114,766)	7,594
London Metals Exchange Zinc	Jun-17	1	(65,387)	637
Low Sulphur Gasoil G Futures	Jul-17	1	(45,102)	523
Platinum	Jul-17	1	(47,567)	48
Soybean	Jul-17	8	(380,623)	14,177
Sugar No. 11 (World)	Jun-17	8	(146,274)	12,990
Wheat	Jul-17	6	(130,292)	1,483
			$(1,529,196)	$36,782
Total Futures Contracts			$40,381,985	$108,394

The accompanying notes are an integral part of the consolidated portfolio of investments.

3

CAMPBELL DYNAMIC TREND FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (CONCLUDED)
MAY 31, 2017
(UNAUDITED)

Forward foreign currency contracts outstanding as of May 31, 2017 were as follows:

						UNREALIZED
						APPRECIATION
CURRENCY PURCHASED		CURRENCY SOLD		EXPIRATION	COUNTERPARTY	(DEPRECIATION)
AUD	1,200,000	USD	907,228	Jun 21 2017	UBS	$(15,880)
CAD	200,000	USD	148,343	Jun 21 2017	UBS	(228)
CHF	50,000	USD	51,059	Jun 21 2017	UBS	636
EUR	850,000	USD	939,142	Jun 21 2017	UBS	16,797
GBP	500,000	USD	642,679	Jun 21 2017	UBS	1,983
JPY	65,000,000	USD	590,280	Jun 21 2017	UBS	(2,817)
NOK	2,300,000	USD	273,677	Jun 21 2017	UBS	(1,372)
NZD	850,000	USD	596,504	Jun 21 2017	UBS	5,452
SEK	4,850,000	USD	554,528	Jun 21 2017	UBS	4,186
USD	746,902	AUD	1,000,000	Jun 21 2017	UBS	4,112
USD	1,107,639	CAD	1,500,000	Jun 21 2017	UBS	(3,219)
USD	99,690	CHF	100,000	Jun 21 2017	UBS	(3,701)
USD	1,071,860	EUR	1,000,000	Jun 21 2017	UBS	(52,774)
USD	438,923	GBP	350,000	Jun 21 2017	UBS	(12,340)
USD	816,794	JPY	92,000,000	Jun 21 2017	UBS	(14,692)
USD	742,674	NOK	6,350,000	Jun 21 2017	UBS	(9,125)
USD	484,256	NZD	700,000	Jun 21 2017	UBS	(11,473)
USD	828,438	SEK	7,400,000	Jun 21 2017	UBS	(24,033)

Total Forward Foreign Currency Contracts						$(118,488)

AUD - Australian Dollar	JPY - Japanese Yen
CAD - Canadian Dollar	NOK - Norwegian Krone
CHF - Swiss Franc	NZD - New Zealand Dollar
EUR - Euro	SEK - Swedish Krona
GBP - British Pound	USD - United States Dollar

The accompanying notes are an integral part of the consolidated portfolio of investments.

4

CAMPBELL DYNAMIC TREND FUND
NOTES TO CONSOLIDATED PORTFOLIO OF INVESTMENTS
MAY 31, 2017
(UNAUDITED)

CONSOLIDATION OF SUBSIDIARY —The Campbell Dynamic Trend Fund (the “Fund”) pursues its investment objective by (i) investing its assets pursuant to the Campbell Dynamic Trend Program; (ii) allocating up to 25% of its assets in its wholly-owned subsidiary, Campbell Core Offshore Limited (the “Subsidiary”), which is organized under the laws of the Cayman Islands and employs the Manager’s Campbell Dynamic Trend Program, and (iii) allocating the remainder of its assets directly in an actively managed investment grade securities portfolio (including government securities) for cash management purposes. Securities rated in the four highest categories by the ratings agencies are considered investment grade. The consolidated financial statements of the Fund include the financial statements of the Subsidiary. The Fund consolidates the results of subsidiaries in which the Fund holds a controlling economic interest (greater than 50%). All inter-company accounts and transactions have been eliminated. As of May 31, 2017, the net assets of the Subsidiary were $328,695 which represented 3.6% of the Fund’s net assets.

PORTFOLIO VALUATION — The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Fixed income securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair value. Forward exchange contracts are valued by interpolating between spot and forward currency rates as quoted by an independent pricing service. Futures contracts are generally valued using the settlement price determined by the relevant exchange. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 –	quoted prices in active markets for identical securities;
•	Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of inputs used, as of May 31, 2017, in valuing the Fund's investments carried at fair value.

			LEVEL 2	LEVEL 3
	TOTAL FAIR		OTHER SIGNIFICANT	SIGNIFICANT
	VALUE AT	LEVEL 1	OBSERVABLE	UNOBSERVABLE
	MAY 31, 2017	QUOTED PRICE	INPUTS	INPUTS
Short-Term Investments	$7,671,245	$-	$7,671,245	$-
Commodity Contracts
Futures	49,653	49,653	-	-
Equity Contracts
Futures	96,228	96,228	-	-
Interest Rate Contracts
Futures	24,420	24,420	-	-
Foreign Exchange Contracts
Forward Foreign Currency Contracts	33,166	-	33,166	-
Total Assets	$7,874,712	$170,301	$7,704,411	$-

			LEVEL 2	LEVEL 3
	TOTAL FAIR		OTHER SIGNIFICANT	SIGNIFICANT
	VALUE AT	LEVEL 1	OBSERVABLE	UNOBSERVABLE
	MAY 31, 2017	QUOTED PRICE	INPUTS	INPUTS
Commodity Contracts
Futures	$(41,753)	$(41,753)	$-	$-
Equity Contracts			-	-
Futures	(16,146)	(16,146)	-	-
Interest Rate Contracts			-	-
Futures	(4,008)	(4,008)	-	-
Foreign Exchange Contracts			-	-
Forward Foreign Currency Contracts	(151,654)	-	(151,654)	-
Total Assets	$(213,561)	$(61,907)	$(151,654)	$-

At the end of each quarter, management evaluates the classification of Levels 1, 2, and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classifications of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delisting on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund's investments may fluctuate from period to period.  Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuation using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended May 31, 2017 the Fund had no transfers between Levels 1, 2, and 3.
5

DISCLOSURE ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

The following table lists the fair values of the Fund's derivative holdings as of May 31, 2017 grouped by contract type and risk exposure category.

DERIVATIVE TYPE		EQUITY CONTRACTS	INTEREST RATE CONTRACTS	FOREIGN CURRENCY CONTRACTS	COMMODITY CONTRACTS	TOTALS
Asset Derivatives
	Unrealized
	appreciation on
	forward foreign
Forward Contracts	currency contracts	$-	$-	$33,166	$-	$33,166
	Receivable:
Future Contracts (a)	Variation Margin	96,228	24,420	-	49,653	170,301
Total Value - Assets		$96,228	$24,420	$33,166	$49,653	$203,467

Liability Derivatives
	Unrealized
	depreciation on
	forward foreign
Forward Contracts	currency contracts	$-	$-	$(151,654)	$-	$(151,654)
	Payable:
Future Contracts (a)	Variation Margin	(16,146)	(4,008)	-	(41,753)	(61,907)
Total Value - Liabilities		$(16,146)	$(4,008)	$(151,654)	$(41,753)	$(213,561)

(a) This amount represents the cumulative appreciation/depreciation of futures contracts as reported in the consolidated Portfolio of Investments

For the period ended May 31, 2017, the Fund's quarterly average volume of derivatives is as follows:

LONG FUTURES NOTIONAL COST	SHORT FUTURES NOTIONAL COST	FORWARD FOREIGN CURRENCY CONTRACTS-PAYABLE (VALUE AT TRADE DATE)	FORWARD FOREIGN CURRENCY CONTRACTS-RECEIVABLE (VALUE AT TRADE DATE)
$29,592,536	$(10,208,167)	$(16,489,611)	$16,445,073

FOREIGN CURRENCY TRANSLATION — Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars based on the applicable exchange rates at the date of the last business day of the consolidated financial statement period.

CURRENCY RISK — Investment in foreign securities involves currency risk associated with securities that trade or are denominated in currencies other than the U.S. dollar and which may be affected by fluctuations in currency exchange rates. An increase in the strength of the U.S. dollar relative to a foreign currency may cause the U.S. dollar value of an investment in that country to decline. Foreign currencies also are subject to risks caused by inflation, interest rates, budget deficits and low savings rates, political factors and government controls. Forward foreign currency exchange contracts may limit potential gains from a favorable change in value between the U.S. dollar and foreign currencies. Unanticipated changes in currency pricing may result in poorer overall performance for the Fund than if it had not engaged in these contracts.

COMMODITY SECTOR RISK — Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The prices of energy, industrial metals, precious metals, agriculture and livestock sector commodities may fluctuate widely due to factors such as changes in value, supply and demand and governmental regulatory policies. The commodity-linked securities in which the Fund invests may be issued by companies in the financial services sector, and events affecting the financial services sector may cause the Fund’s share value to fluctuate.

FOREIGN SECURITIES MARKET RISK — A substantial portion of the trades of the Fund are expected to take place on markets or exchanges outside the United States. There is no limit to the amount of assets of the Fund that may be committed to trading on foreign markets. The risk of loss in trading foreign futures and options on futures contracts can be substantial. Participation in foreign futures and options on futures contracts involves the execution and clearing of trades on, or subject to the rules of, a foreign board of trade or exchange. Some of these foreign markets, in contrast to U.S. exchanges, are so-called principals’ markets in which performance is the responsibility only of the individual counterparty with whom the trader has entered into a commodity interest transaction and not of the exchange or clearing corporation. In these kinds of markets, there is risk of bankruptcy or other failure or refusal to perform by the counterparty.

6

COUNTERPARTY RISK — The derivative contracts entered into by the Fund or its Subsidiary may be privately negotiated in the over-the-counter market. These contracts also involve exposure to credit risk, since contract performance depends in part on the financial condition of the counterparty. Relying on a counterparty exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of an investment in the Fund to decrease.

CREDIT RISK — Credit risk refers to the possibility that the issuer of the security or a counterparty in respect of a derivative instrument will not be able to satisfy its payment obligations to the Fund when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. Securities rated in the four highest categories by the rating agencies are considered investment grade but they may also have some speculative characteristics. Investment grade ratings do not guarantee that bonds will not lose value or default. In addition, the credit quality of securities may be lowered if an issuer’s financial condition changes.

FUTURES CONTRACTS — The Fund uses futures contracts in the normal course of pursuing its investment objectives. Upon entering into a futures contract, the Fund must deposit initial margin in addition to segregating cash or liquid assets sufficient to meet its obligation to purchase or provide securities, or to pay the amount owed at the expiration of an index-based futures contract. Such liquid assets may consist of cash, cash equivalents, liquid debt or equity securities or other acceptable assets. Pursuant to the futures contract, the Fund agrees to receive from, or pay to the broker, an amount of cash equal to the daily fluctuation in value of the contract. Such a receipt of payment is known as a “variation margin” and is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contract. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. Use of long futures contracts subjects the Fund to risk of loss in excess of the amount shown on the Consolidated Portfolio of Investments, up to the notional value of the futures contract. Use of short futures contracts subjects the Fund to unlimited risk of loss.

FORWARD FOREIGN CURRENCY CONTRACTS — The Fund uses forward foreign currency contracts in the normal course of pursuing its investment objectives. These contracts are marked-to-market daily at the applicable translation rates. The Fund records realized gains or losses at the time the forward contract is closed. A forward contract is extinguished through a closing transaction or upon delivery of the currency or entering an offsetting contract. Risks may arise upon entering these contracts from the potential inability of a counterparty to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar or other currencies. A Fund’s maximum risk of loss from counterparty credit risk related to forward foreign currency contracts is the fair value of the contract.  The risk may be mitigated to some extent if a master netting arrangement between a Fund and the counterparty is in place and to the extent a Fund obtains collateral to cover the Fund’s exposure to the counterparty.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

7

CAMPBELL MULTI-ASSET CARRY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS
MAY 31, 2017
(UNAUDITED)

	COUPON*	MATURITY	PAR	VALUE
SHORT-TERM INVESTMENTS — 75.0%
U.S. TREASURY OBLIGATIONS — 75.0%
United States Treasury Bill	0.476%	06/29/17	$375,000	$374,863
United States Treasury Bill	0.553%	07/20/17	2,800,000	2,797,901
United States Treasury Bill	0.772%	08/24/17	1,400,000	1,397,007
United States Treasury Bill	0.802%	09/14/17	1,400,000	1,396,172
United States Treasury Bill	0.880%	10/12/17	4,050,000	4,035,432
United States Treasury Bill	1.014%	11/24/17	1,625,000	1,616,665
				11,618,041
TOTAL SHORT-TERM INVESTMENTS
(Cost $11,621,043)				11,618,041
TOTAL INVESTMENTS — 75.0%
(Cost $11,621,043)				11,618,041

OTHER ASSETS IN EXCESS OF LIABILITIES — 25.0%				3,879,255
NET ASSETS — 100.0%				$15,497,296

*	Short-term investments reflect the annualized effective yield on the date of purchase for discounted investments.
**	The cost basis of investments for federal income tax purposes at May 31, 2017 was as follows:
	Cost of investments	$11,621,043
	Gross unrealized appreciation	$-
	Gross unrealized (depreciation)	(3,002)
	Net unrealized appreciation (depreciation)	$(3,002)
*Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

The accompanying notes are an integral part of the consolidated portfolio of investments.

1

CAMPBELL MULTI-ASSET CARRY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (CONTINUED)
MAY 31, 2017
(UNAUDITED)

Futures contracts outstanding as of May 31, 2017 were as follows:
				UNREALIZED
	EXPIRATION	NUMBER OF	NOTIONAL	APPRECIATION
LONG CONTRACTS	DATE	CONTRACTS	COST	(DEPRECIATION)
3-Month Euro Euribor	Jun-18	175	$47,368,087	$36,682
90-Day Euro	Jun-18	225	55,226,586	151,539
90-Day Sterling	Jun-18	139	21,893,543	15,737
Amsterdam Index	Jun-17	14	1,654,254	(28,316)
Australian 10-Year Bond	Jun-17	39	3,749,216	102,474
Australian 3-Year Bond	Jun-17	166	13,891,142	149,085
Bank Acceptance	Jun-17	35	6,421,997	(525)
CAC40 10 Euro	Jun-17	2	118,828	(2,092)
Canadian 10-Year Bond	Sep-17	18	1,928,207	10,396
Cotton No.2	Jul-17	17	646,556	7,774
DAX Index	Jun-17	1	321,020	20,893
Euro Stoxx 50	Jun-17	9	325,043	18,884
Euro-Bobl	Jun-17	1	138,924	(35)
Euro-Bund	Jun-17	15	2,667,316	6,701
Euro-Schatz	Jun-17	2	243,657	329
FTSE 100 Index	Jun-17	10	914,165	33,875
Hang Seng Index	Jun-17	3	488,459	2,089
IBEX 35 Index	Jun-17	3	363,738	(2,725)
JPN 10-Year Bond (Osaka Securities Exchange)	Jun-17	9	11,883,441	36,350
London Metals Exchange Aluminum	Jun-17	6	286,058	1,979
London Metals Exchange Zinc	Jun-17	4	279,373	(20,373)
MSCI Taiwan Index	Jun-17	43	1,602,869	171
Natural Gas	Jun-17	25	849,610	(81,860)
Nikkie 225 (Osaka Securities Exchange)	Jun-17	3	505,626	19,218
OMX Stockholm 30 Index	Jun-17	82	1,541,238	(10,699)
S&P/TSX 60 Index	Jun-17	6	817,835	(7,814)
SPI 200 Index	Jun-17	9	982,973	(15,266)
U.S. Treasury 10-Year Notes	Sep-17	3	377,575	1,316
U.S. Treasury 2-Year Notes	Sep-17	174	37,634,967	33,314
U.S. Treasury 5-Year Notes	Sep-17	17	2,005,315	5,997
			$217,127,618	$485,098
The accompanying notes are an integral part of the consolidated portfolio of investments.
2

				UNREALIZED
	EXPIRATION	NUMBER OF	NOTIONAL	APPRECIATION
SHORT CONTRACTS	DATE	CONTRACTS	COST	(DEPRECIATION)
CBOE Volatility Index	Jun-17	27	$(329,705)	$10,220
Coffee	Jul-17	19	(987,038)	65,305
Copper	Jul-17	4	(256,260)	(1,760)
Corn	Jul-17	71	(1,314,278)	(6,728)
Gold 100 Oz	Aug-17	17	(2,150,331)	(17,931)
Kansas City Hard Red Winter Wheat	Jul-17	23	(499,580)	2,933
London Metals Exchange Aluminum	Jun-17	20	(965,525)	5,399
London Metals Exchange Nickel	Jun-17	1	(66,423)	12,837
London Metals Exchange Zinc	Jun-17	3	(200,102)	5,852
Nasdaq 100 E-Mini	Jun-17	33	(3,591,118)	(232,565)
NY Harbor Ultra-Low Sulfur Diesel	Jun-17	7	(440,173)	(6,124)
Silver	Jul-17	18	(1,592,438)	25,812
Soybean	Jul-17	12	(554,534)	4,866
Soybean Meal	Jul-17	11	(337,221)	9,248
Soybean Oil	Jul-17	11	(214,495)	7,589
Sugar No. 11 (World)	Jun-17	21	(359,169)	9,300
Wheat	Jul-17	44	(957,451)	12,849
			$(14,815,841)	$(92,898)
Total Futures Contracts			$202,311,777	$392,200

The accompanying notes are an integral part of the consolidated portfolio of investments.

3

CAMPBELL MULTI-ASSET CARRY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (CONCLUDED)
MAY 31, 2017
(UNAUDITED)

Forward foreign currency contracts outstanding as of May 31, 2017 were as follows:

						UNREALIZED
						APPRECIATION
CURRENCY PURCHASED		CURRENCY SOLD		EXPIRATION	COUNTERPARTY	(DEPRECIATION)
AUD	5,450,000	USD	4,104,488	Jun 21 2017	UBS	$(56,281)
CAD	1,349,995	USD	1,003,249	Jun 21 2017	UBS	(3,481)
EUR	1,800,000	USD	1,979,836	Jun 21 2017	UBS	44,505
JPY	206,400,000	USD	1,842,743	Jun 21 2017	UBS	22,677
NOK	3,250,000	USD	383,318	Jun 21 2017	UBS	1,461
NZD	3,600,000	USD	2,518,977	Jun 21 2017	UBS	30,486
SEK	25,100,000	USD	2,845,370	Jun 21 2017	UBS	46,119
USD	1,646,855	AUD	2,200,000	Jun 21 2017	UBS	12,716
USD	3,865,972	CAD	5,199,995	Jun 21 2017	UBS	15,002
USD	199,380	CHF	200,000	Jun 21 2017	UBS	(7,403)
USD	3,743,584	EUR	3,500,000	Jun 21 2017	UBS	(192,633)
USD	5,178,878	JPY	576,900,000	Jun 21 2017	UBS	(35,081)
USD	401,251	NOK	3,400,000	Jun 21 2017	UBS	(1,286)
USD	517,589	NZD	750,000	Jun 21 2017	UBS	(13,549)
USD	5,378,070	SEK	47,900,000	Jun 21 2017	UBS	(139,950)

Total Forward Foreign Currency Contracts						$(276,698)

AUD - Australian Dollar
CAD - Canadian Dollar
CHF - Swiss Franc
EUR - Euro
JPY - Japanese Yen
NOK - Norwegian Krone
NZD - New Zealand Dollar
SEK - Swedish Krona
USD - United States Dollar

The accompanying notes are an integral part of the consolidated portfolio of investments.

4

CAMPBELL MULTI-ASSET CARRY FUND
NOTES TO CONSOLIDATED PORTFOLIO OF INVESTMENTS
MAY 31, 2017
(UNAUDITED)

CONSOLIDATION OF SUBSIDIARY —The Campbell Multi-Asset Carry Fund (the “Fund”) pursues its investment objective by (i) investing its assets pursuant to the Campbell Multi-Asset Carry Program; (ii) allocating up to 25% of its assets in its wholly-owned subsidiary, Campbell Core Carry Offshore Limited (the “Subsidiary”), which is organized under the laws of the Cayman Islands and employs the Manager’s Campbell Multi-Asset Carry Program, and (iii) allocating the remainder of its assets directly in an actively managed investment grade securities portfolio (including government securities) for cash management purposes. Securities rated in the four highest categories by the ratings agencies are considered investment grade. The consolidated financial statements of the Fund include the financial statements of the Subsidiary. The Fund consolidates the results of subsidiaries in which the Fund holds a controlling economic interest (greater than 50%). All inter-company accounts and transactions have been eliminated. As of May 31, 2017, the net assets of the Subsidiary were $1,253,271 which represented 8.1% of the Fund’s net assets.

PORTFOLIO VALUATION — The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Fixed income securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair value. Forward exchange contracts are valued by interpolating between spot and forward currency rates as quoted by an independent pricing service. Futures contracts are generally valued using the settlement price determined by the relevant exchange. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 –	quoted prices in active markets for identical securities;

•	Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of inputs used, as of May 31, 2017, in valuing the Fund's investments carried at fair value.

			LEVEL 2	LEVEL 3
	TOTAL FAIR		OTHER SIGNIFICANT	SIGNIFICANT
	VALUE AT	LEVEL 1	OBSERVABLE	UNOBSERVABLE
	MAY 31, 2017	QUOTED PRICE	INPUTS	INPUTS
Short-Term Investments	$11,618,041	$-	$11,618,041	$-
Commodity Contracts
Futures	171,743	171,743	-	-
Equity Contracts
Futures	105,350	105,350	-	-
Interest Rate Contracts
Futures	549,920	549,920	-	-
Foreign Exchange Contracts
Forward Foreign Currency Contracts	172,966	-	172,966	-
Total Assets	$12,618,020	$827,013	$11,791,007	$-

			LEVEL 2	LEVEL 3
	TOTAL FAIR		OTHER SIGNIFICANT	SIGNIFICANT
	VALUE AT	LEVEL 1	OBSERVABLE	UNOBSERVABLE
	MAY 31, 2017	QUOTED PRICE	INPUTS	INPUTS
Commodity Contracts
Futures	$(134,776)	$(134,776)	$-	$-
Equity Contracts			-	-
Futures	(299,477)	(299,477)	-	-
Interest Rate Contracts			-	-
Futures	(560)	(560)	-	-
Foreign Exchange Contracts			-	-
Forward Foreign Currency Contracts	(449,664)	-	(449,664)	-
Total Assets	$(884,477)	$(434,813)	$(449,664)	$-

At the end of each quarter, management evaluates the classification of Levels 1, 2, and 3 assets and liabilities.  Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market.  Additionally, management evaluates the classifications of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delisting on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund's investments may fluctuate from period to period.  Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize.  Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuation using significant  unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended May 31, 2017 the Fund had no transfers between Levels 1, 2, and 3.
5

DISCLOSURE ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

The following table lists the fair values of the Fund's derivative holdings as of May 31, 2017 grouped by contract type and risk exposure category.

			INTEREST RATE	FOREIGN CURRENCY	COMMODITY
DERIVATIVE TYPE		EQUITY CONTRACTS	CONTRACTS	CONTRACTS	CONTRACTS	TOTALS
Asset Derivatives
Unrealized
appreciation on
forward foreign
Forward Contracts	currency contracts	$ -	$ -	$ 172,966	$ -	$ 172,966
Receivable:
Future Contracts (a)	Variation Margin	105,350	549,920	-	171,743	827,013
Total Value - Assets		$ 105,350	$ 549,920	$ 172,966	$ 171,743	$ 999,979

Liability Derivatives
Unrealized
depreciation on
forward foreign
Forward Contracts	currency contracts	$ -	$ -	$ (449,664)	$ -	$ (449,664)
Payable:
Future Contracts (a)	Variation Margin	(299,477)	(560)	-	(134,776)	(434,813)
Total Value - Liabilities		$ (299,477)	$ (560)	$ (449,664)	$ (134,776)	$ (884,477)

(a) This amount represents the cumulative appreciation/depreciation of futures contracts as reported in the consolidated Portfolio of Investments

For the period ended May 31, 2017, the Fund's quarterly average volume of derivatives is as follows:

LONG FUTURES NOTIONAL COST	SHORT FUTURES NOTIONAL COST	FORWARD FOREIGN CURRENCY CONTRACTS-PAYABLE (VALUE AT TRADE DATE)	FORWARD FOREIGN CURRENCY CONTRACTS-RECEIVABLE (VALUE AT TRADE DATE)
$173,205,120	$(32,580,104)	$(29,170,276)	$29,215,562

FOREIGN CURRENCY TRANSLATION — Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars based on the applicable exchange rates at the date of the last business day of the consolidated financial statement period.

CURRENCY RISK — Investment in foreign securities involves currency risk associated with securities that trade or are denominated in currencies other than the U.S. dollar and which may be affected by fluctuations in currency exchange rates. An increase in the strength of the U.S. dollar relative to a foreign currency may cause the U.S. dollar value of an investment in that country to decline. Foreign currencies also are subject to risks caused by inflation, interest rates, budget deficits and low savings rates, political factors and government controls. Forward foreign currency exchange contracts may limit potential gains from a favorable change in value between the U.S. dollar and foreign currencies. Unanticipated changes in currency pricing may result in poorer overall performance for the Fund than if it had not engaged in these contracts.

COMMODITY SECTOR RISK — Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The prices of energy, industrial metals, precious metals, agriculture and livestock sector commodities may fluctuate widely due to factors such as changes in value, supply and demand and governmental regulatory policies. The commodity-linked securities in which the Fund invests may be issued by companies in the financial services sector, and events affecting the financial services sector may cause the Fund’s share value to fluctuate.

FOREIGN SECURITIES MARKET RISK — A substantial portion of the trades of the Fund are expected to take place on markets or exchanges outside the United States. There is no limit to the amount of assets of the Fund that may be committed to trading on foreign markets. The risk of loss in trading foreign futures and options on futures contracts can be substantial. Participation in foreign futures and options on futures contracts involves the execution and clearing of trades on, or subject to the rules of, a foreign board of trade or exchange. Some of these foreign markets, in contrast to U.S. exchanges, are so-called principals’ markets in which performance is the responsibility only of the individual counterparty with whom the trader has entered into a commodity interest transaction and not of the exchange or clearing corporation. In these kinds of markets, there is risk of bankruptcy or other failure or refusal to perform by the counterparty.

6

COUNTERPARTY RISK — The derivative contracts entered into by the Fund or its Subsidiary may be privately negotiated in the over-the-counter market. These contracts also involve exposure to credit risk, since contract performance depends in part on the financial condition of the counterparty. Relying on a counterparty exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of an investment in the Fund to decrease.

CREDIT RISK — Credit risk refers to the possibility that the issuer of the security or a counterparty in respect of a derivative instrument will not be able to satisfy its payment obligations to the Fund when due.  Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. Securities rated in the four highest categories by the rating agencies are considered investment grade but they may also have some speculative characteristics. Investment grade ratings do not guarantee that bonds will not lose value or default. In addition, the credit quality of securities may be lowered if an issuer’s financial condition changes.

FUTURES CONTRACTS — The Fund uses futures contracts in the normal course of pursuing its investment objectives. Upon entering into a futures contract, the Fund must deposit initial margin in addition to segregating cash or liquid assets sufficient to meet its obligation to purchase or provide securities, or to pay the amount owed at the expiration of an index-based futures contract. Such liquid assets may consist of cash, cash equivalents, liquid debt or equity securities or other acceptable assets. Pursuant to the futures contract, the Fund agrees to receive from, or pay to the broker, an amount of cash equal to the daily fluctuation in value of the contract. Such a receipt of payment is known as a “variation margin” and is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contract. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. Use of long futures contracts subjects the Fund to risk of loss in excess of the amount shown on the Consolidated Portfolio of Investments, up to the notional value of the futures contract. Use of short futures contracts subjects the Fund to unlimited risk of loss.

FORWARD FOREIGN CURRENCY CONTRACTS — The Fund uses forward foreign currency contracts in the normal course of pursuing its investment objectives. These contracts are marked-to-market daily at the applicable translation rates. The Fund records realized gains or losses at the time the forward contract is closed. A forward contract is extinguished through a closing transaction or upon delivery of the currency or entering an offsetting contract. Risks may arise upon entering these contracts from the potential inability of a counterparty to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar or other currencies. A Fund’s maximum risk of loss from counterparty credit risk related to forward foreign currency contracts is the fair value of the contract. The risk may be mitigated to some extent if a master netting arrangement between a Fund and the counterparty is in place and to the extent a Fund obtains collateral to cover the Fund’s exposure to the counterparty.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

7

FREE MARKET FUNDS
FREE MARKET U.S. EQUITY FUND
Portfolio of Investments
May 31, 2017
(Unaudited)

	Number
	of Shares	Value
EQUITY FUNDS — 99.8%
U.S. Large Cap Value Portfolio III (a)	31,212,440	$797,789,958
U.S. Large Company Portfolio (a)	21,363,831	402,067,292
U.S. Micro Cap Portfolio (b)	19,247,015	393,408,981
U.S. Small Cap Portfolio (b)	11,722,678	393,178,614
U.S. Small Cap Value Portfolio (b)	18,349,254	655,802,341
TOTAL EQUITY FUNDS
(Cost $1,958,219,065)		2,642,247,186
SHORT-TERM INVESTMENTS — 0.1%
STIT-Government & Agency Portfolio, 0.74%	1,698,557	1,698,557
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,698,557)		1,698,557
TOTAL INVESTMENTS — 99.9%
(Cost $1,959,917,622)*		2,643,945,743
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		2,550,424
NET ASSETS — 100.0%		$2,646,496,167

* The cost basis of investments for federal income tax purposes at May 31, 2017 was as follows*:

Cost of investments		$1,959,917,622
Gross unrealized appreciation		$684,028,121
Gross unrealized (depreciation)		-
Net unrealized appreciation (depreciation)		$684,028,121

*Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

(a) A portfolio of Dimensional Investment Group Inc.
(b) A portfolio of DFA Investment Dimensions Group Inc.
Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the portfolio of investments.
1

FREE MARKET FUNDS
FREE MARKET INTERNATIONAL EQUITY FUND
Portfolio of Investments
May 31, 2017
(Unaudited)

	Number
	of Shares	Value
INTERNATIONAL EQUITY FUNDS — 99.9%
Asia Pacific Small Company Portfolio (a)	1,253,776	$26,893,491
Canadian Small Company Series (b)	2,425,210	25,130,317
Continental Small Company Portfolio (a)	1,387,691	36,995,838
Continental Small Company Series (b)	393,438	34,541,508
DFA International Small Cap Value Portfolio (a)	38,574,007	825,483,749
DFA International Value Portfolio III (c)	34,393,103	532,061,305
DFA International Value Series (b)	3,821,172	84,982,862
Emerging Markets Portfolio (a)	4,068,244	109,679,869
Emerging Markets Small Cap Portfolio (a)	4,685,554	101,442,240
Emerging Markets Value Portfolio (a)	3,610,090	101,263,027
Japanese Small Company Portfolio (a)	1,881,954	47,086,493
Large Cap International Portfolio (a)	4,669,563	103,524,223
United Kingdom Small Company Portfolio (a)	186,330	5,824,663
United Kingdom Small Company Series (b)	508,706	33,835,529
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $1,798,641,310)		2,068,745,114
SHORT-TERM INVESTMENTS — 0.1%
STIT-Government & Agency Portfolio, 0.75%	2,263,360	2,263,360
TOTAL SHORT-TERM INVESTMENTS
(Cost $2,263,360)		2,263,360
TOTAL INVESTMENTS — 100.0%
(Cost $1,800,904,670)*		2,071,008,474
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0%		1,030,955
NET ASSETS — 100.0%		$2,072,039,429

* The cost basis of investments for federal income tax purposes at May 31, 2017 was as follows*:

Cost of investments		$1,800,904,670
Gross unrealized appreciation		$270,358,379
Gross unrealized (depreciation)		(254,575)
Net unrealized appreciation (depreciation)		$270,103,804

*Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

(a) A portfolio of DFA Investment Dimensions Group Inc.
(b) A portfolio of DFA Investment Trust Company.
(c) A portfolio of Dimensional Investment Group Inc.
Portfolio holdings are subject to change at any time.
The accompanying notes are an integral part of the portfolio of investments.

2

FREE MARKET FUNDS
FREE MARKET FIXED INCOME FUND
Portfolio of Investments
May 31, 2017
(Unaudited)

	Number
	of Shares	Value
FIXED INCOME FUNDS — 99.4%
DFA Five-Year Global Fixed Income Portfolio (a)	54,940,828	$605,447,926
DFA Inflation-Protected Securities Portfolio (a)	10,202,031	121,506,190
DFA Intermediate Government Fixed Income Portfolio (a)	11,577,384	145,643,496
DFA One-Year Fixed Income Portfolio (a)	34,101,873	351,249,293
DFA Short-Term Government Portfolio (a)	9,089,147	96,890,310
DFA Two-Year Global Fixed Income Portfolio (a)	36,411,176	363,383,536
iShares 1-3 Year Credit Bond ETF	5,515,021	581,338,364
iShares Intermediate Credit Bond ETF	1,321,676	145,410,793
TOTAL FIXED INCOME FUNDS
(Cost $2,408,067,671)		2,410,869,908
SHORT-TERM INVESTMENTS — 0.5%
STIT-Government & Agency Portfolio, 0.74%	13,289,917	13,289,917
TOTAL SHORT-TERM INVESTMENTS
(Cost $13,289,917)		13,289,917
TOTAL INVESTMENTS — 99.9%
(Cost $2,421,357,588)*		2,424,159,825
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		1,718,741
NET ASSETS — 100.0%		$2,425,878,566

* The cost basis of investments for federal income tax purposes at May 31, 2017 was as follows*:
Cost of investments		$2,421,357,588
Gross unrealized appreciation		$7,422,646
Gross unrealized (depreciation)		(4,620,409)
Net unrealized appreciation (depreciation)		$2,802,237

*Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

(a) A portfolio of DFA Investment Dimensions Group Inc.
ETF Exchange-Traded Fund
Portfolio holdings are subject to change at any time.
The accompanying notes are an integral part of the portfolio of investments.

3

FREE MARKET FUNDS
Notes to Portfolio of Investments
May 31, 2017
(Unaudited)

PORTFOLIO VALUATION — Investments in the underlying funds are valued at the Free Market U.S. Equity Fund, the Free Market International Equity Fund and the Free Market Fixed Income Fund (each a “Fund,” collectively the “Funds”) net asset value determined as of the close of business on the New York Stock Exchange (generally 4:00 p.m. Eastern time). As required, some securities and assets may be valued at fair value as determined in good faith by the RBB Fund, Inc.’s Board of  Directors. Direct investments in fixed income securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value.

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure fair value of the Funds' investments are summarized into three levels as described in the hierarchy below:

• Level 1 — quoted prices in active markets for identical securities;
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
• Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of inputs used, as of May 31, 2017, in valuing the Funds' investments carried at fair value:

FREE MARKET U.S. EQUITY FUND

	Total Value at May 31, 2017	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Equity Funds	$2,642,247,186	$2,642,247,186	$-	$-
Short-Term Investments	1,698,557	1,698,557	-	-
Total Investments*	$2,643,945,743	$2,643,945,743	$-	$-
*Please refer to the Portfolio of Investments for further details.

FREE MARKET INTERNATIONAL EQUITY FUND

	Total Value at May 31, 2017	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
International Equity Funds	$2,068,745,114	$1,890,254,898	$178,490,216	$-
Short-Term Investments	2,263,360	2,263,360	-	-
Total Investments*	$2,071,008,474	$1,892,518,258	$178,490,216	$-
*Please refer to the Portfolio of Investments for further details.

FREE MARKET FIXED INCOME FUND

	Total Value at May 31, 2017	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Fixed Income Funds	$2,410,869,908	$2,410,869,908	$-	$-
Short-Term Investments	13,289,917	13,289,917	-	-
Total Investments*	$2,424,159,825	$2,424,159,825	$-	$-
*Please refer to the Portfolio of Investments for further details.

4

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds' investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds' may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise  less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require each Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. U.S. GAAP also requires a Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when a Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets.  The amounts and reasons for all transfers in and out of each level within the three-tier hierarchy are disclosed when a Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended May 31, 2017, there were no transfers between Levels 1, 2 and 3 for the Funds.

5

MATSON MONEY VI PORTFOLIOS
MATSON MONEY U.S. EQUITY VI PORTFOLIO
Portfolio of Investments
May 31, 2017
(Unaudited)

	Number
	of Shares	Value
EQUITY FUNDS — 98.6%
U.S. Large Cap Value Portfolio III (a)	203,588	$5,203,712
U.S. Large Company Portfolio (a)	144,968	2,728,295
U.S. Micro Cap Portfolio (b)	144,521	2,954,000
U.S. Small Cap Portfolio (b)	88,172	2,957,304
U.S. Small Cap Value Portfolio (b)	54,635	1,952,646
VA U.S. Large Value Portfolio (b)	157,966	2,942,904
VA U.S. Targeted Value Portfolio (b)	32,194	801,964
TOTAL EQUITY FUNDS
(Cost $18,160,301)		19,540,825
SHORT-TERM INVESTMENTS — 1.6%
STIT-Government & Agency Portfolio, 0.74%	309,103	309,103
TOTAL SHORT-TERM INVESTMENTS
(Cost $309,103)		309,103
TOTAL INVESTMENTS — 100.2%
(Cost $18,469,404)*		19,849,928
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(32,876)
NET ASSETS — 100.0%		$19,817,052

* The cost basis of investments for federal income tax purposes at May 31, 2017 was as follows*:

Cost of investments	$18,469,404
Gross unrealized appreciation	$1,380,524
Gross unrealized (depreciation)	-
Net unrealized appreciation (depreciation)	$1,380,524

*Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

(a) A portfolio of Dimensional Investment Group Inc.
(b) A portfolio of DFA Investment Dimensions Group Inc.
Portfolio holdings are subject to change at any time.
The accompanying notes are an integral part of the portfolio of investments.

1

MATSON MONEY VI PORTFOLIOS
MATSON MONEY INTERNATIONAL EQUITY VI PORTFOLIO
Portfolio of Investments
May 31, 2017
(Unaudited)

	Number
	of Shares	Value
INTERNATIONAL EQUITY FUNDS — 99.2%
DFA International Small Cap Value Portfolio (a)	197,712	$4,231,043
DFA International Value Portfolio III (b)	290,533	4,494,552
Emerging Markets Portfolio (a)	29,233	788,121
Emerging Markets Small Cap Portfolio (a)	33,466	724,544
Emerging Markets Value Portfolio (a)	26,070	731,264
Large Cap International Portfolio (a)	27,422	607,952
VA International Small Portfolio (b)	197,603	2,584,643
VA International Value Portfolio (b)	61,449	749,065
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $13,940,519)		14,911,184
SHORT-TERM INVESTMENTS — 1.0%
STIT-Government & Agency Portfolio, 0.74%	149,974	149,974
TOTAL SHORT-TERM INVESTMENTS
(Cost $149,974)		149,974
TOTAL INVESTMENTS — 100.2%
(Cost $14,090,493)*		15,061,158
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(26,855)
NET ASSETS — 100.0%		$15,034,303

* The cost basis of investments for federal income tax purposes at May 31, 2017 was as follows*:

Cost of investments	$14,090,493
Gross unrealized appreciation	$970,665
Gross unrealized (depreciation)	-
Net unrealized appreciation (depreciation)	$970,665

*Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

(a) A portfolio of DFA Investment Dimensions Group Inc.
(b) A portfolio of DFA Investment Trust Company.
(c) A portfolio of Dimensional Investment Group Inc.
Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the portfolio of investments.
2

MATSON MONEY VI PORTFOLIOS
MATSON MONEY FIXED INCOME VI PORTFOLIO
Portfolio of Investments
May 31, 2017
(Unaudited)

	Number
	of Shares	Value
FIXED INCOME FUNDS — 98.7%
DFA Five-Year Global Fixed Income Portfolio (a)	229,578	$2,529,953
DFA Inflation Protected Securities Portfolio (a)	106,924	1,273,469
DFA Intermediate Government Fixed Income Portfolio (a)	121,738	1,531,466
DFA One-Year Fixed Income Portfolio (a)	282,522	2,909,975
DFA Short-Term Government Portfolio (a)	94,872	1,011,340
DFA Two-Year Global Fixed Income Portfolio (a)	380,593	3,798,314
iShares 1-3 Year Credit Bond ETF	57,709	6,083,106
iShares Intermediate Credit Bond ETF	13,807	1,519,046
VA Global Bond Portfolio (a)	352,724	3,809,416
VA Short-Term Fixed Portfolio (a)	49,322	504,566
TOTAL FIXED INCOME FUNDS
(Cost $25,012,999)		24,970,651
SHORT-TERM INVESTMENTS — 1.4%
STIT-Government & Agency Portfolio, 0.75%	362,903	362,903
TOTAL SHORT-TERM INVESTMENTS
(Cost $362,903)		362,903
TOTAL INVESTMENTS — 100.1%
(Cost $25,375,902)*		25,333,554
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(35,055)
NET ASSETS — 100.0%		$25,298,499

* The cost basis of investments for federal income tax purposes at May 31, 2017 was as follows*:
Cost of investments	$25,375,902
Gross unrealized appreciation	$25,845
Gross unrealized (depreciation)	(68,193)
Net unrealized appreciation (depreciation)	$(42,348)

*Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

(a) A portfolio of DFA Investment Dimensions Group Inc.
ETF Exchange-Traded Fund
Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the portfolio of investments.
3

MATSON MONEY VI PORTFOLIOS
Notes to Portfolio of Investments
May 31, 2017
(Unaudited)

PORTFOLIO VALUATION — Investments in the underlying funds are valued at the Matson Money U.S. Equity VI Portfolio, the Matson Money International Equity VI Portfolio and the Matson Money Fixed Income VI Portfolio (each a Portfolio, collectively the “Portfolios”) net asset value determined as of the close of business on the New York Stock Exchange (generally 4:00 p.m. Eastern time). As required, some securities and assets may be valued at fair value as determined in good faith by the RBB Fund, Inc.'s Board of Directors. Direct investments in fixed income securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value.

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure fair value of the Portfolios' investments are summarized into three levels as described in the hierarchy below:

• Level 1 —	quoted prices in active markets for identical securities;
• Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
• Level 3 —	significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of inputs used, as of May 31, 2017, in valuing the Portfolios' investments carried at fair value:
MATSON MONEY U.S. EQUITY VI PORTFOLIO

	Total Value at May 31, 2017	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Equity Funds	$19,540,825	$19,540,825	$-	$-
Short-Term Investments	309,103	309,103	-	-
Total Investments*	$19,849,928	$19,849,928	$-	$-
*Please refer to the Portfolio of Investments for further details.

MATSON MONEY INTERNATIONAL EQUITY VI PORTFOLIO

	Total Value at May 31, 2017	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
International Equity Funds	$14,911,184	$14,911,184	$-	$-
Short-Term Investments	149,974	149,974	-	-
Total Investments*	$15,061,158	$15,061,158	$-	$-
*Please refer to the Portfolio of Investments for further details.

MATSON MONEY FIXED INCOME VI PORTFOLIO

	Total Value at May 31, 2017	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Fixed Income Funds	$24,970,651	$24,970,651	$-	$-
Short-Term Investments	362,903	362,903	-	-
Total Investments*	$25,333,554	$25,333,554	$-	$-
*Please refer to the Portfolio of Investments for further details.

4

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at thequoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Portfolios' investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Portfolios' may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise  less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require each Portfolio to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. U.S. GAAP also requires a Portfolio to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when a Portfolio had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets.  The amounts and reasons for all transfers in and out of each level within the three-tier hierarchy are disclosed when a Portfolio had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended May 31, 2017, there were no transfers between Levels 1, 2 and 3 for the Portfolios.

5

Orinda Income Opportunities Fund
Schedule of Investments
May 31, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS - 1.8%
Industrials - 0.5%
Macquarie Infrastructure Corp. (d)	20,000	1,558,000
Real Estate - 0.6%
Kennedy-Wilson Holdings, Inc.	30,575	599,270
Landmark Infrastructure Partners LP	84,813	1,335,805
RMR Group Inc/The	0	0
		1,935,075

Utilities - 0.7%
Pattern Energy Group, Inc. (d)	101,239	2,283,952
TOTAL COMMON STOCKS (Cost $5,507,384)		$5,777,027

REITS - 59.8%
Financials - 9.4%
AGNC Investment Corp. (d)	85,000	1,767,150
Apollo Commercial Real Estate Finance, Inc. (d)	202,692	3,741,694
Arbor Realty Trust, Inc. (d)	442,836	3,631,255
ARMOUR Residential REIT, Inc. - Series B	51,208	1,267,398
Chimera Investment Corp. - Series B (d)	232,100	5,897,661
Chimera Investment Corp. - Series A (d)	74,276	1,886,610
Great Ajax Corp.	17,500	448,525
Ladder Capital Corp.	1,194	16,800
New Residential Investment Corp.	125,000	2,011,250
PennyMac Mortgage Investment Trust - Series A (d)	120,000	3,043,200
Resource Capital Corp.	219,803	2,118,901
Starwood Property Trust, Inc. (d)	65,000	1,431,300
Two Harbors Investment Corp. - Series A	84,000	2,275,560
		29,537,304

 The accompanying notes are an integral part of the portfolio of investments.
1

Real Estate - 50.4%
Armada Hoffler Properties, Inc.	200,000	2,642,000
Ashford Hospitality Trust, Inc. - Series F (d)	178,856	4,471,400
Ashford Hospitality Trust, Inc. - Series D, 8.45% (d)	386,192	9,817,001
Bluerock Residential Growth REIT, Inc. - Series D	77,899	1,965,392
Bluerock Residential Growth REIT, Inc. - Series C (d)	161,553	4,195,531
Bluerock Residential Growth REIT, Inc. - Class A (d)	394,360	4,811,192
CBL & Associates Properties, Inc. - Series D, 7.38% (d)	305,630	6,934,745
City Office REIT, Inc. - Series A	85,717	2,167,783
City Office REIT, Inc. (d)	508,361	6,247,757
Colony NorthStar, Inc. - Series G	77,695	1,982,776
Colony NorthStar, Inc. - Series F (d)	318,318	8,075,728
Colony NorthStar, Inc. - Series H (d)	381,909	9,624,107
Colony NorthStar, Inc. - Series I	201,500	5,047,575
Colony NorthStar, Inc. - Series E (d)	433,587	11,511,735
Colony NorthStar, Inc. - Series B	106,644	2,708,757
Colony NorthStar, Inc. - Class A (d)	257,817	3,642,954
Colony NorthStar, Inc. - Series D (d)	103,000	2,684,180
Colony NorthStar, Inc. - Series C (d)	199,645	5,128,880
DDR Corp.	309,382	2,654,497
Global Net Lease, Inc. (d)	105,381	2,375,288
Hersha Hospitality Trust - Series E(d)	89,288	2,233,093
Independence Realty Trust, Inc. (d)	768,597	7,386,217
iStar Financial, Inc. - Series D, 8.00% (d)	185,136	4,628,400
iStar Financial, Inc. - Series E, 7.88% (d)(e)	227,616	5,681,295
iStar Financial, Inc. - Series F, 7.80% (d)	146,020	3,636,628
iStar Financial, Inc. - Series I, 7.50%	113,846	2,792,642
Kite Realty Group Trust	60,000	1,078,200
New York REIT, Inc. (d)	366,586	3,148,974
Pennsylvania Real Estate Investment Trust	74,388	795,952
Preferred Apartment Communities, Inc.	55,000	843,150
RAIT Financial Trust	62,500	1,559,375
RAIT Financial Trust - Series A, 7.75%	83,795	1,748,802
RAIT Financial Trust - Series B, 8.38%	29,496	672,509
RAIT Financial Trust - Series C, 8.88%	29,887	715,794
RAIT Financial Trust - Unsecured (d)	134,548	3,191,478
Select Income REIT (d)	177,500	4,235,150
Spirit Realty Capital, Inc.	146,148	1,056,650
Uniti Group, Inc. (d)	132,323	3,309,398
VEREIT, Inc. (d)	525,500	4,345,885
Wheeler Real Estate Investment Trust, Inc.	284,253	2,274,024
Whitestone REIT (d)	240,000	2,767,200
WPT Industrial Real Estate Investment Trust (c)	100,000	1,344,000
		158,134,094

TOTAL REITS (Cost $183,838,423)		$187,671,398

CONVERTIBLE PREFERRED STOCKS - 9.6%
Real Estate - 9.6%
Ashford Hospitality Prime, Inc. - Series B (d)	130,500	2,549,970
CorEnergy Infrastructure Trust, Inc. - Series A	214,650	5,301,855
FelCor Lodging Trust, Inc. - Series A, 7.80% (d)	448,114	11,543,416
Wheeler Real Estate Investment Trust, Inc. - Series D (e)	284,264	6,358,986
Wheeler Real Estate Investment Trust, Inc. - Series B (e)	202,000	4,252,100
		30,006,327

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $30,609,640)		$30,006,327

The accompanying notes are an integral part of the portfolio of investments.
2

PREFERRED STOCKS - 39.9%
Consumer Discretionary - 1.2%
M/I Homes, Inc. - Series A, 9.75% (d)	78,073	2,004,915
TravelCenters of America LLC - Senior Unsecured, 8.00% (d)	46,665	1,110,627
TravelCenters of America LLC - Senior Unsecured, 8.00%	6,347	150,995
TravelCenters of America LLC - Senior Unsecured, 8.25%	21,069	516,190
		3,782,727

Energy - 3.6%
Callon Petroleum Co. - Series A	19,016	1,012,602
GasLog Partners LP (c)	45,000	1,141,200
NuStar Energy LP - Series A	60,000	1,593,000
NuStar Energy LP - Series B	25,000	639,000
Scorpio Tankers, Inc. (c)	205,000	5,209,050
Tsakos Energy Navigation Ltd - Series E (c)	53,000	1,309,100
Tsakos Energy Navigation Ltd. - Series D (c)	19,150	474,346
		11,378,298

Financials - 17.3%
AG Mortgage Investment Trust, Inc. - Series A	15,722	397,767
AG Mortgage Investment Trust, Inc. - Series B	40,819	1,026,598
AGNC Investment Corp. - Series B (d)	123,583	3,255,176
Annaly Capital Management, Inc. - Series E (d)	122,946	3,105,616
Annaly Capital Management, Inc. - Series C	37,608	951,106
Annaly Capital Management, Inc. - Series D (d)	28,045	707,014
Apollo Commercial Real Estate Finance, Inc. - Series C (d)	382,290	9,767,510
Apollo Commercial Real Estate Finance, Inc. - Series A (d)	94,831	2,442,847
Apollo Global Management LLC	15,000	382,350
Arbor Realty Trust, Inc. - Senior Unsecured	60,000	1,521,600
Arbor Realty Trust, Inc. - Series A	46,261	1,183,125
Arbor Realty Trust, Inc. - Series B	20,323	510,107
Arbor Realty Trust, Inc. - Series C (d)(e)	82,507	2,134,044
Banc Of California, Inc. - Series D Non- (d)	41,719	1,110,560
Capstead Mortgage Corp. - Series E	56,000	1,405,600
CYS Investments, Inc. - Series B (d)	91,317	2,214,437
Invesco Mortgage Capital, Inc. - Series A	81,453	2,061,575
Invesco Mortgage Capital, Inc. - Series B (d)	165,097	4,259,503
Kemper Corp. - Subordinated	12,335	330,208
Kennedy-Wilson Holdings, Inc. - Senior Unsecured (d)(e)	83,140	2,135,035
KKR & Co LP - Series B	30,000	791,400
KKR Financial Holdings LLC - Series A (d)	82,412	2,137,767
MFA Financial, Inc. - Series B (d)	62,681	1,592,097
National General Holdings Corp. - Series B Non- (d)	3,769	96,072
National General Holdings Corp. - Subordinated	81,343	2,049,844
Resource Capital Corp. - Series B	86,864	2,063,020
Resource Capital Corp. - Series C (d)	183,578	4,587,614
Total Financials		54,219,592

The accompanying notes are an integral part of the portfolio of investments.
3

Industrials - 0.6%
Seaspan Corp. (c)	90,938	1,862,410
Real Estate - 15.5%
American Homes 4 Rent	24,403	624,717
Ashford Hospitality Trust, Inc. (d)	219,578	5,419,185
Bluerock Residential Growth REIT, Inc. - Series A Redeemable Preferred (d)	201,020	5,290,846
Cedar Realty Trust, Inc. - Series B (d)	27,501	690,000
Chesapeake Lodging Trust - Series A (d)	222,152	5,644,882
CoreSite Realty Corp.	9,200	236,440
Hersha Hospitality Trust (d)	211,738	5,274,394
Investors Real Estate Trust - Series B	76,668	1,943,534
iStar Financial, Inc. - Series G , 7.65%	58,146	1,448,417
Landmark Infrastructure Partners LP	76,800	1,938,432
LaSalle Hotel Properties	55,000	1,414,050
Pebblebrook Hotel Trust	36,060	915,563
Pennsylvania Real Estate Investment Trust - Series A (d)	155,944	3,928,229
Retail Properties of America, Inc. - Series A	36,282	917,572
STAG Industrial, Inc.	51,376	1,392,290
Summit Hotel Properties, Inc. - Series D	45,670	1,176,916
Summit Hotel Properties, Inc. - Series C	4,969	128,697
Sunstone Hotel Investors, Inc.	35,400	914,559
UMH Properties, Inc.	37,650	1,001,867
VEREIT, Inc. - Series F (d)	229,871	5,981,243
Washington Prime Group, Inc. (d)	98,110	2,452,750
		48,734,583

Telecommunication Services - 1.7%
Qwest Corp. - Preferred 6.50%	93,889	2,326,569
Qwest Corp. - Preferred 6.75%	60,000	1,516,800
United States Cellular Corp.	48,934	1,310,453
		5,153,822

TOTAL PREFERRED STOCKS (Cost $120,043,727)		$125,131,432

	Principal
	Amount
MORTGAGE BACKED SECURITIES - 0.3%
CSAIL 2015-C3 Commercial Mortgage Trust
Series 2015-C3, 3.359%, 08/17/2048 (a)(b)	1,000,000	774,658
TOTAL MORTGAGE BACKED SECURITIES (Cost $763,702)		$774,658

The accompanying notes are an integral part of the portfolio of investments.
4

CONVERTIBLE BONDS - 1.6%
Financials - 1.6%
Resource Capital Corp. (a)
8.000%, 01/15/2020	5,000,000	5,137,500
TOTAL CONVERTIBLE BONDS (Cost $5,157,688)		$5,137,500

CLOSED-END MUTUAL FUNDS - 1.1%
Alpine Global Premier Properties Fund	361,039	2,220,390
Nuveen Preferred Income Opportunities Fund	123,100	1,266,699
TOTAL CLOSED-END MUTUAL FUNDS (Cost $3,214,316)		$3,487,089

SHORT-TERM INVESTMENTS - 1.9%
MONEY MARKET FUNDS - 1.9%
STIT-Treasury Obligations Portfolio, 0.50% (b)	6,063,425	6,063,425
TOTAL SHORT-TERM INVESTMENTS (Cost $6,063,425)		$6,063,425
Total Investments (Cost $355,198,305) - 116.0%		364,048,856

Liabilities in Excess of Other Assets - (16.0)%		(50,317,018)
TOTAL NET ASSETS - 100.0%		$313,731,838

Percentages are stated as a percent of net assets.
ADR -- American Depository Receipt
(a) Non-income producing.
(b) Variable Rate Security. The rate shown represents the rate at August 31, 2011.
(c) U.S. traded security of a foreign issuer or corporation.
(d) All or a portion of the security has been segregated for open short positions.
(e) Illiquid security; a security may be considered illiquid if it lacks a readily available market.
As of May 31, 2017, the value of these securities was $20,561,460 or 7% of total net assets.
Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the portfolio of investments.

5

Orinda Income Opportunities Fund
Schedule of Securities Sold Short
May 31, 2017

	Shares	Value
COMMON STOCKS
Financials - 0.3%
National General Holdings Corp.	40,000	878,400
TOTAL COMMON STOCKS (Proceeds $860,193)		$878,400

EXCHANGE TRADED FUNDS
Finance and Insurance - 10.6%
Vanguard REIT ETF	404,358	33,234,184
TOTAL EXCHANGE TRADED FUNDS (Proceeds $33,287,112)		$33,234,184

REITS
Real Estate - 0.3%
Washington Prime Group, Inc.	124,941	953,300
TOTAL REITS (Proceeds $1,047,649)		$953,300

Total Securities Sold Short (Proceeds $35,194,954)		$35,065,884

Percentages are stated as a percent of net assets.
Portfolio holdings are subject to change at any time.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").
GICS is a service mark of MSCI and S&P and has been licensed for use by US Bancorp
Fund Services, LLC.

** The cost basis of investments for federal income tax purposes at May 31, 2017 was as follows*:
Cost of investments		$355,198,305
Gross unrealized appreciation		14,124,759
Gross unrealized (depreciation)		(5,274,208)
Net unrealized appreciation (depreciation)		$8,850,551

*Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

The accompanying notes are an integral part of the portfolio of investments.

6

Orinda Income Opportunities Fund
Notes to Portfolio of Investments
May 31, 2017
(Unaudited)

PORTFOLIO VALUATION - The Orinda Income Opportunities Fund net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Funds are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed Income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed Income securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use Fair Value Pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors. Relying on prices supplied by by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 —	quoted prices in active markets for identical securities;
• Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
• Level 3 —	significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of inputs used, as of May 31, 2017, in valuing the Fund’s investments carried at fair value:

	Total Value at May 31, 2017	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$5,777,027	$5,777,027	$-	$-
REITs	187,671,398	177,561,890	10,109,508	-
Convertible Preferred Stock	30,006,327	30,006,327	-	-
Preferred Stock	125,131,432	119,567,630	5,563,802	-
Mortgage Backed Securities	774,658	-	774,658	-
Convertible Bonds	5,137,500	-	5,137,500	-
Closed End Mutual Funds	3,487,089	3,487,089	-	-
Short Term Investments	6,063,425	6,063,425	-	-
				-
Total Investments in Securities	$364,048,856	$342,463,388	$21,585,468	$-
Securities Sold Short	$35,065,884	$35,065,884	$-

 *Please refer to the Portfolio of Investments for further details.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

7

Transfers into Level 1	$14,329,310
Transfers out of Level 1	$(2,004,915)
Net transfers in and/or out of Level 1	$12,324,395

Transfers into Level 2	$2,004,915
Transfers out of Level 2	$(14,329,310)
Net transfers in and/or out of Level 2	$(12,324,395)

Refer to the Fund's Schedule of Investments for a detailed breakout of securities.  Transfers between levels are recognized at May 31, 2017, the end of the reporting period.  The Income Opportunities Fund transferred $14,329,310 from level 2 to level 1 because these securities were now being priced at the official close.  The Income Opportunities Fund transferred $2,004,915 from level 1 to level 2 at May 31, 2017 because the securities were priced at the mean between the bid and ask spread.  There were no level 3 securities held in the Income Opportunities Fund as of May 31, 2017.

For more information with regard to significant policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

8

THE SCHNEIDER FUNDS
SCHNEIDER SMALL CAP VALUE FUND
Portfolio of Investments
May 31, 2017
(Unaudited)

	Shares	Value
COMMON STOCKS — 89.3%
Auto Parts — 0.6%
Commercial Vehicle Group, Inc.*	36,281	$293,151
Banks — 9.0%
CIT Group, Inc.	2,541	114,472
KeyCorp	122,826	2,145,774
OFG Bancorp (a)	48,686	455,214
Regions Financial Corp.	40,070	554,569
The Bancorp, Inc.*	131,002	801,732
		4,071,761
Chemical Manufacturing — 1.7%
AdvanSix, Inc.*	26,109	751,156
Coal — 1.9%
CONSOL Energy, Inc.* (a)	58,620	850,576
Commercial Services — 5.7%
Aegean Marine Petroleum Network, Inc. (a)	184,918	850,623
Herc Holdings, Inc.* (a)	42,240	1,597,939
Hudson Global, Inc.	72,690	103,947
		2,552,509
Depository Credit Intermediation — 1.0%
Huntington Bancshares, Inc.	34,480	432,379
Electronics — 5.8%
Kemet Corp.*	189,501	2,615,114
Health Care Equipment — 0.7%
Invacare Corp.	23,326	330,063
Home Builders — 2.2%
Builders FirstSource, Inc.* (a)	10,000	136,600
Taylor Morrison Home Corp.*	36,280	843,510
		980,110
Insurance — 6.4%
American Equity Investment Life Holding Co.	71,407	1,789,459
Assured Guaranty Ltd.	23,977	936,542
Genworth Financial, Inc.*	41,108	150,455
		2,876,456
Insurance Carriers — 0.3%
Athene Holding Ltd.*	2,321	114,379
Logistics — 0.3%
ModusLink Global Solutions, Inc.*	87,097	148,936
Machinery - Manufacturing — 6.8%
Intevac, Inc.* (a)	125,042	1,675,563
Terex Corp. (a)	42,391	1,389,577
		3,065,140
The accompanying notes are an integral part of the portfolio of investments.
1

Oil & Gas — 20.7%
Chesapeake Energy Corp.* (a)	629,269	3,184,101
Goodrich Petroleum Corp.* (a)	908	10,969
Halcon Resources Corp.* (a)	264,938	1,610,823
Scorpio Tankers, Inc.	55,029	204,708
Weatherford International PLC* (a)	356,794	1,712,611
Whiting Petroleum Corp.* (a)	260,952	1,842,321
Willbros Group, Inc.*	325,160	751,120
		9,316,653
Oil and Gas Extraction — 3.8%
QEP Resources, Inc.* (a)	40,700	407,000
SandRidge Energy, Inc.*	52,014	1,029,357
SilverBow Resources, Inc.*	10,410	287,524
		1,723,881
Other Financial Investment Activities — 3.2%
Adient PLC	8,355	572,568
Enstar Group Ltd.*	4,734	888,335
		1,460,903
Other General Merchandise Stores — 0.9%
Tuesday Morning Corp.* (a)	232,923	395,969
Petroleum and Coal Products Manufacturing — 3.0%
Marathon Oil Corp.	102,000	1,328,040
Pharmaceuticals — 1.7%
Endo International PLC*	43,562	574,147
Insys Therapeutics, Inc.* (a)	12,157	178,708
		752,855
Real Estate — 1.8%
Alexander & Baldwin, Inc.	11,617	464,912
Dundee Corp.*	3,633	8,297
Forestar Group, Inc.*	24,603	348,133
		821,342
Real Estate Investment Trusts — 2.6%
Boardwalk Real Estate Investment Trust	8,992	315,799
Cousins Properties, Inc.	1	5
Forest City Realty Trust, Inc.	33,473	762,180
NorthStar Realty Europe Corp.	414	5,051
RAIT Financial Trust	44,862	100,042
		1,183,077

Semiconductor & Other Electronic Component Manufacturing — 0.0%
Axcelis Technologies, Inc.*	0	5
Shipping — 0.9%
Ardmore Shipping Corp.* (a)	57,101	411,127
Telecommunications — 8.3%
Aviat Networks, Inc.*	164,662	2,883,226
UTStarcom Holdings Corp.*	383,607	840,099
		3,723,325
TOTAL COMMON STOCKS
(Cost $37,624,718)		40,198,907
EXCHANGE TRADED FUNDS — 0.3%
iShares Russell 2000 Value ETF	1,000	114,970
TOTAL EXCHANGE TRADED FUNDS
(Cost $115,360)		114,970
The accompanying notes are an integral part of the portfolio of investments.
2

WARRANTS — 0.2%
Oil & Gas — 0.2%
C&J Energy Services, Inc.* (a)	4,153	74,754
TOTAL WARRANTS
(Cost $ –)		74,754

SECURITIES LENDING COLLATERAL — 25.3%
Mount Vernon Liquid Assets Portfolio, LLC, 1.11%	11,367,507	11,367,507
TOTAL SECURITIES LENDING COLLATERAL		11,367,507
(Cost $11,367,507)
SHORT-TERM INVESTMENTS — 7.4%
STIT-Treasury Obligations Portfolio, 0.69%	3,346,971	3,346,971
TOTAL SHORT-TERM INVESTMENTS
(Cost $3,346,971)		3,346,971
TOTAL INVESTMENTS — 122.5%
(Cost $52,454,556)**		55,103,109
LIABILITIES IN EXCESS OF OTHER ASETS — (22.5)%		(10,098,456)
NET ASSETS — 100.0%		$45,004,653

* Non-income producing security.
** The cost basis of investments for federal income tax purposes at May 31, 2017 was as follows*:

Cost of investments	$52,454,556
Gross unrealized appreciation	$7,045,545
Gross unrealized (depreciation)	(4,396,992)
Net unrealized appreciation (depreciation)	$2,648,553

*Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

PLC Public Limited Company
(a) All or a portion of the security is on loan. At May 31, 2017, the market value of securities on loan was $10,833,930.

The accompanying notes are an integral part of the portfolio of investments.

3

THE SCHNEIDER FUNDS
Notes to Portfolio of Investments
May 31, 2017
(Unaudited)

PORTFOLIO VALUATION - The Fund's net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use Fair Value Pricing as discussed in the Fund's prospectus). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors. Relying on prices supplied by by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 —	quoted prices in active markets for identical securities;
• Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
• Level 3 —	significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of inputs used, as of May 31, 2017, in valuing the Fund’s investments carried at fair value:

	Total Fair Value at May 31, 2017	Quoted Price	Other Significant Observable Inputs	Significant Unobservable Inputs
Common Stocks*	$40,198,907	$40,198,907	$-	$-
Exchange Traded Funds	114,970	114,970	-	-
Warrants	74,754	74,754	-	-
Short-Term Investments	3,346,971	3,346,971	-	-
Securities Lending Collateral	11,367,507	11,367,507	-	-
Total	$55,103,109	$55,103,109	$-	$-
*Please refer to the Portfolio of Investments for further details.

4

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise  less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended May 31, 2017, there were no transfers between Levels 1, 2, and 3 for the Fund that require disclosure.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

5

SUMMIT GLOBAL INVESTMENTS U.S. LOW VOLATILITY EQUITY FUND

Portfolio of Investments
May 31, 2017
(Unaudited)

	Number
	of Shares	Value
COMMON STOCKS - 98.1%
Aerospace & Defense — 1.8%
Lockheed Martin Corp.	7,200	$2,024,136
Air Freight & Logistics — 0.2%
CH Robinson Worldwide, Inc.	3,100	207,731
Commercial Services & Supplies — 2.5%
Cintas Corp.	4,400	553,872
Republic Services, Inc.	31,800	2,022,798
Waste Management, Inc.	3,200	233,312
		2,809,982
Communications Equipment — 2.3%
Cisco Systems, Inc.	81,300	2,563,389
Consumer Finance — 2.2%
American Express Co.	30,800	2,369,752
Discover Financial Services	3,000	176,100
		2,545,852
Distributors — 2.8%
Genuine Parts Co.	20,600	1,907,972
LKQ Corp.*	42,100	1,325,729
		3,233,701
Diversified Financial Services — 0.5%
Berkshire Hathaway, Inc.*	3,700	611,536
Diversified Telecommunication Services — 2.5%
AT&T, Inc.	67,000	2,581,510
Verizon Communications, Inc.	5,100	237,864
		2,819,374
Electric Utilities — 5.4%
Duke Energy Corp.	3,300	282,744
Edison International	28,900	2,357,373
NextEra Energy, Inc.	1,900	268,736
PG&E Corp.	3,700	253,006
PPL Corp.	29,500	1,177,345
Southern Co., (The)	16,700	845,187
Xcel Energy, Inc.	19,100	915,081
		6,099,472
Food & Staples Retailing — 7.7%
Sysco Corp.	51,700	2,820,752
Walgreens Boots Alliance, Inc.	32,600	2,641,252
Wal-Mart Stores, Inc.	38,100	2,994,660
Whole Foods Market, Inc.	7,100	248,429
		8,705,093
Food Products — 5.1%
General Mills, Inc.	43,900	2,490,886
Hershey Co., (The)	5,100	587,877
Hormel Foods Corp.	13,100	440,553
Kellogg Co.	17,400	1,245,840
Kraft Heinz Co., (The)	2,800	258,160
McCormick & Co., Inc.	5,000	520,750
Mondelez International, Inc.	5,000	232,950
		5,777,016
The accompanying notes are an integral part of the portfolio of investments.
1

Health Care Equipment & Supplies — 4.5%
Baxter International, Inc.	20,300	1,203,993
Danaher Corp.	33,000	2,803,020
DENTSPLY SIRONA, Inc.	8,400	533,568
Medtronic PLC, (Ireland)	3,500	294,980
Varian Medical Systems, Inc.*	3,000	297,060
		5,132,621
Health Care Providers & Services — 8.9%
Aetna, Inc.	4,800	695,328
AmerisourceBergen Corp.	2,800	256,956
Anthem, Inc.	10,700	1,951,145
Henry Schein, Inc.*	3,000	551,910
Laboratory Corp. of America Holdings*	18,600	2,585,400
Patterson Cos., Inc.	44,900	1,982,784
Quest Diagnostics, Inc.	2,100	228,417
UnitedHealth Group, Inc.	10,400	1,821,872
		10,073,812
Hotels, Restaurants & Leisure — 0.4%
Darden Restaurants, Inc.	2,500	222,325
McDonald's Corp.	1,900	286,691
		509,016
Household Products — 4.0%
Church & Dwight Co, Inc.	25,500	1,317,330
Clorox Co., (The)	1,500	203,595
Colgate-Palmolive Co.	9,900	755,964
Procter & Gamble Co., (The)	25,500	2,246,295
		4,523,184
Insurance — 14.1%
Allstate Corp., (The)	21,200	1,830,408
Chubb Ltd.	19,200	2,749,248
Cincinnati Financial Corp.	36,100	2,529,888
Hartford Financial Services Group Inc., (The)	4,300	212,377
Marsh & McLennan Cos, Inc.	36,500	2,830,940
Principal Financial Group, Inc.	3,400	213,894
Progressive Corp., (The)	69,500	2,948,885
Travelers Cos, Inc., (The)	21,800	2,721,730
		16,037,370
Internet Software & Services — 0.8%
eBay, Inc.*	7,500	257,250
VeriSign, Inc.*	6,800	613,088
		870,338
IT Services — 7.3%
Accenture PLC, Class A, (Ireland)	21,500	2,676,105
Fidelity National Information Services, Inc.	3,200	274,784
Fiserv, Inc.*	20,200	2,530,656
Paychex, Inc.	25,400	1,504,442
Total System Services, Inc.	21,300	1,268,415
		8,254,402
Life Sciences Tools & Services — 0.2%
Thermo Fisher Scientific, Inc.	1,600	276,464
Media — 3.3%
Omnicom Group, Inc.	28,100	2,352,532
Scripps Networks Interactive, Inc., Class A	2,900	192,038
Walt Disney Co., (The)	11,600	1,252,104
		3,796,674
Multi-Utilities — 2.8%
CenterPoint Energy, Inc.	9,400	268,934
CMS Energy Corp.	5,500	260,755
Dominion Resources, Inc.	5,900	476,543
DTE Energy Co.	8,600	941,872
WEC Energy Group, Inc.	19,900	1,248,924
		3,197,028
Oil, Gas & Consumable Fuels — 1.4%
Chevron Corp.	1,700	175,916
ConocoPhillips	4,200	187,698
Pioneer Natural Resources Co.	4,000	667,440
Tesoro Corp.	4,300	357,932
Valero Energy Corp.	3,200	196,704
		1,585,690
 The accompanying notes are an integral part of the portfolio of investments.
2

Pharmaceuticals — 4.7%
Johnson & Johnson	17,000	2,180,250
Merck & Co., Inc.	5,500	358,105
Pfizer, Inc.	79,000	2,579,350
Zoetis, Inc.	3,900	242,892
5,360,597
Real Estate Investment Trusts — 1.0%
Apartment Investment & Management Co.	5,500	236,060
Equity Residential	3,400	221,306
Public Storage	1,100	236,885
Vornado Realty Trust	5,300	488,660
		1,182,911
Semiconductors & Semiconductor Equipment — 1.7%
Intel Corp.	7,200	259,992
Texas Instruments, Inc.	11,300	932,137
Xilinx, Inc.	11,800	787,178
		1,979,307
Software — 4.2%
CA, Inc.	35,000	1,111,950
Intuit, Inc.	7,100	998,544
Microsoft Corp.	24,600	1,718,064
salesforce.com, Inc.*	10,300	923,292
		4,751,850
Specialty Retail — 3.9%
Home Depot, Inc., (The)	13,600	2,087,736
Lowe's Cos, Inc.	8,100	638,037
TJX Cos, Inc., (The)	22,300	1,677,183
		4,402,956
Technology Hardware, Storage & Peripherals — 1.9%
Apple, Inc.	12,300	1,878,948
HP, Inc.	13,700	257,012
		2,135,960
TOTAL COMMON STOCKS
(Cost $94,020,560)		111,467,462
SHORT-TERM INVESTMENTS - 1.2%
Fidelity Investments Money Market Funds - Government Portfolio, 0.65%	1,351,360	1,351,360
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,351,360)		1,351,360
TOTAL INVESTMENTS - 99.3%
(Cost $95,371,920)**		112,818,822
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.7%		741,229
NET ASSETS - 100.0%		$113,560,051

*	Non-income producing security.
**	The cost basis of investments for federal income tax purposes at May 31, 2017 was as follows*:

Cost of investments	$95,371,920
Gross unrealized appreciation	$17,907,896
Gross unrealized (depreciation)	(460,994)
Net unrealized appreciation (depreciation)	$17,446,902

*Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

PLC	Public Limited Company

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by Summit Global Investments, LLC.

The accompanying notes are an integral part of the portfolio of investments.

3

SUMMIT GLOBAL INVESTMENTS SMALL CAP LOW VOLATILITY FUND

Portfolio of Investments
May 31, 2017
(Unaudited)

	Number
	of Shares	Value
COMMON STOCKS - 91.6%
Air Freight & Logistics — 1.0%
Forward Air Corp.	3,200	$166,816
Auto Components — 3.0%
Cooper-Standard Holdings, Inc.*	1,400	151,214
Fox Factory Holding Corp.*	5,400	177,390
Standard Motor Products, Inc.	3,100	150,846
		479,450
Automobiles — 0.9%
Winnebago Industries, Inc.	5,800	142,100
Banks — 6.4%
Bryn Mawr Bank Corp.	3,700	151,145
Community Trust Bancorp, Inc.	3,400	141,100
First Busey Corp.	5,200	147,628
Great Southern Bancorp, Inc.	3,000	146,850
Preferred Bank Los Angeles CA	3,100	154,721
QCR Holdings, Inc.	3,600	157,680
Stock Yards Bancorp, Inc.	3,800	137,560
		1,036,684
Building Products — 0.9%
Patrick Industries, Inc.*	2,200	145,640
Capital Markets — 3.5%
New Mountain Finance Corp.	10,500	152,775
Prospect Capital Corp.	16,300	130,074
Solar Capital Ltd.	6,800	146,948
Solar Senior Capital Ltd.	8,400	144,648
		574,445
Chemicals — 4.8%
Innospec, Inc.	2,400	153,600
PolyOne Corp.	4,200	156,828
Quaker Chemical Corp.	1,100	153,329
Sensient Technologies Corp.	1,900	152,551
Stepan Co.	1,900	160,778
		777,086
Commercial Services & Supplies — 5.8%
Deluxe Corp.	2,100	143,136
Healthcare Services Group, Inc.	3,200	153,184
Matthews International Corp.	2,200	140,250
MSA Safety, Inc.	2,100	170,310
Multi-Color Corp.	2,100	180,390
UniFirst Corp.	1,100	155,870
		943,140
Communications Equipment — 1.9%
Ituran Location and Control Ltd., (Israel)	5,000	161,000
Plantronics, Inc.	2,800	148,176
		309,176
Construction & Engineering — 0.8%
Argan, Inc.	2,300	135,815
Containers & Packaging — 1.0%
Silgan Holdings, Inc.	5,000	159,050
Diversified Financial Services — 0.9%
Compass Diversified Holdings†	9,200	148,580
Electric Utilities — 3.9%
ALLETE, Inc.	2,200	161,458
El Paso Electric Co.	3,000	162,000
MGE Energy, Inc.	2,300	149,730
PNM Resources, Inc.	4,000	154,000
		627,188
Electrical Equipment — 1.8%
AZZ, Inc.	2,800	151,900
EnerSys	1,900	140,714
		292,614
Electronic Equipment, Instruments & Components — 6.0%
ePlus, Inc.*	2,300	181,125
Insight Enterprises, Inc.*	3,700	153,698
MTS Systems Corp.	3,300	171,105
Orbotech Ltd., (Israel)*	4,900	174,832
Plexus Corp.*	2,900	150,742
ScanSource, Inc.*	3,900	148,200
		979,702
The accompanying notes are an integral part of the portfolio of investments.
1

Food Products — 0.9%
B&G Foods, Inc.	3,600	145,980
Gas Utilities — 1.9%
Chesapeake Utilities Corp.	2,100	155,925
South Jersey Industries, Inc.	4,100	149,281
		305,206
Health Care Equipment & Supplies — 2.2%
ICU Medical, Inc.*	1,100	177,430
Integra LifeSciences Holdings Corp.*	3,600	181,260
		358,690
Health Care Providers & Services — 2.1%
Addus HomeCare Corp.*	4,800	178,080
Chemed Corp.	800	163,728
		341,808
Hotels, Restaurants & Leisure — 3.0%
Extended Stay America, Inc.	8,900	161,980
Marcus Corp., (The)	4,800	158,400
Papa John's International, Inc.	2,000	161,140
		481,520
Household Durables — 0.9%
Helen of Troy Ltd., (Bermuda)*	1,600	145,600
Household Products — 1.0%
WD-40 Co.	1,500	158,550
Insurance — 1.8%
Argo Group International Holdings Ltd., (Bermuda)	2,280	141,132
Aspen Insurance Holdings Ltd., (Bermuda)	3,000	152,400
		293,532
Internet & Direct Marketing Retail — 1.4%
PetMed Express, Inc.	6,700	235,103
Investment Companies — 1.0%
TPG Specialty Lending, Inc.	7,590	156,961
IT Services — 3.3%
EVERTEC, Inc., (Puerto Rico)	9,600	158,400
TeleTech Holdings, Inc.	5,000	212,750
WNS Holdings Ltd., (India) ADR*	5,100	169,830
		540,980
Leisure Products — 1.1%
Johnson Outdoors, Inc.	4,200	180,348
Machinery — 3.9%
Barnes Group, Inc.	3,000	169,770
Global Brass & Copper Holdings, Inc.	4,500	136,350
Hillenbrand, Inc.	4,200	149,940
Kadant, Inc.	2,300	176,755
		632,815
Metals & Mining — 0.9%
Kaiser Aluminum Corp.	1,800	148,248
Multi-Utilities — 2.9%
Avista Corp.	3,800	162,792
NorthWestern Corp.	2,500	154,900
Unitil Corp.	3,298	156,919
		474,611
Paper & Forest Products — 1.0%
Neenah Paper, Inc.	2,000	156,000
Professional Services — 3.6%
CBIZ, Inc.*	10,500	158,550
CRA International, Inc.	4,000	138,280
ICF International, Inc.*	3,500	164,675
Navigant Consulting, Inc.*	6,600	128,634
		590,139
Real Estate Investment Trusts — 3.5%
LTC Properties, Inc.	3,100	149,420
Potlatch Corp.	3,400	155,550
Urban Edge Properties	5,500	131,120
Urstadt Biddle Properties, Inc.	7,400	138,528
		574,618
The accompanying notes are an integral part of the portfolio of investments.
2

Real Estate Management & Development — 1.8%
RE/MAX Holdings, Inc., Class A	2,700	143,505
RMR Group Inc., (The)	3,000	147,300
		290,805
Road & Rail — 2.0%
Marten Transport Ltd.	6,900	170,775
Saia, Inc.*	3,500	161,700
		332,475
Semiconductors & Semiconductor Equipment — 3.3%
Kulicke & Soffa Industries, Inc.*	7,500	166,125
MKS Instruments, Inc.	2,100	171,675
Nova Measuring Instruments Ltd., (Israel)*	8,300	203,184
		540,984
Specialty Retail — 0.9%
Haverty Furniture Cos, Inc.	6,400	153,280
Textiles, Apparel & Luxury Goods — 0.9%
Culp, Inc.	4,800	154,080
Thrifts & Mortgage Finance — 1.0%
First Defiance Financial Corp.	3,000	156,300
Trading Companies & Distributors — 0.9%
Applied Industrial Technologies, Inc.	2,500	154,375

Water Utilities — 1.8%
California Water Service Group	4,100	142,065
Connecticut Water Service, Inc.	2,900	153,874
		295,939
TOTAL COMMON STOCKS
(Cost $13,285,539)		14,916,433
SHORT-TERM INVESTMENTS - 8.4%
Fidelity Investments Money Market Funds - Government Portfolio, 0.65%	1,372,700	1,372,700
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,372,700)		1,372,700
TOTAL INVESTMENTS - 100.0%
(Cost $14,658,239)**		16,289,133
LIABILITIES IN EXCESS OF OTHER ASSETS - 0.0%		(846)
NET ASSETS - 100.0%		$16,288,287

†	Master Limited Partnerships.
*	Non-income producing security.
**	The cost basis of investments for federal income tax purposes at May 31, 2017 was as follows*:

	Cost of investments	$14,658,239
	Gross unrealized appreciation	$1,870,390
	Gross unrealized (depreciation)	(239,496)
	Net unrealized appreciation (depreciation)	$1,630,894

*Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

ADR	American Depositary Receipt

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by Summit Global Investments, LLC.

The accompanying notes are an integral part of the portfolio of investments.

3

SUMMIT GLOBAL INVESTMENTS GLOBAL LOW VOLATILITY FUND

Portfolio of Investments
May 31, 2017
(Unaudited)

	Number
	of Shares	Value
COMMON STOCKS - 99.0%
Aerospace & Defense — 6.3%
General Dynamics Corp.	2,350	$477,638
Raytheon Co.	2,830	464,148
United Technologies Corp.	3,910	474,205
		1,415,991
Banks — 1.9%
Toronto-Dominion Bank, (The), (Canada)	9,100	434,070
Capital Markets — 2.0%
Thomson Reuters Corp., (Canada)	10,380	453,191
Diversified Telecommunication Services — 8.2%
BCE, Inc., (Canada)	9,780	443,425
China Telecom Corp., Ltd., (China) ADR	9,000	446,490
Nippon Telegraph & Telephone Corp., (Japan) ADR	10,180	490,473
TELUS Corp.	13,500	459,405
		1,839,793
Electric Utilities — 2.1%
Duke Energy Corp.	5,370	460,101
Food & Staples Retailing — 2.1%
Wal-Mart Stores, Inc.	6,060	476,316
Food Products — 6.5%
Danone SA, (France) ADR	32,500	484,087
McCormick & Co., Inc.	4,490	467,634
Nestle SA, (Switzerland) ADR	5,900	502,444
		1,454,165
Health Care Equipment & Supplies — 6.5%
ResMed, Inc.	6,540	464,994
Stryker Corp.	3,420	488,923
Varian Medical Systems, Inc.*	4,990	494,110
		1,448,027
Hotels, Restaurants & Leisure — 4.4%
Carnival PLC, (Unitied Kingdom) ADR	7,800	500,682
McDonald's Corp.	3,320	500,955
		1,001,637
Household Durables — 2.1%
Garmin Ltd., (Switzerland)	9,090	473,043
Household Products — 4.0%
Colgate-Palmolive Co.	6,050	461,978
Procter & Gamble Co., (The)	4,880	429,879
		891,857
Insurance — 2.1%
Chubb Ltd.	3,220	461,072
IT Services — 4.3%
Mastercard, Inc.	4,000	491,520
Visa, Inc.	4,980	474,245
		965,765
Media — 1.9%
Walt Disney Co., (The)	3,900	420,966
Oil, Gas & Consumable Fuels — 1.9%
TransCanada Corp., (Canada)	9,400	436,630
Personal Products — 2.2%
Estee Lauder Cos, Inc., (The)	5,170	486,704
Pharmaceuticals — 14.6%
Eli Lilly & Co.	5,470	435,248
GlaxoSmithKline PLC, (United Kingdom) ADR	10,950	484,319
Johnson & Johnson	3,720	477,090
Merck & Co., Inc.	7,240	471,396
Pfizer, Inc.	13,310	434,572
Roche Holding AG, (Switzerland) ADR	14,100	484,758
Sanofi, (France) ADR	10,070	499,371
		3,286,754
Real Estate Investment Trusts — 5.3%
Crown Castle International Corp.	4,600	467,590
Simon Property Group, Inc.	2,450	377,912
Tanger Factory Outlet Centers, Inc.	13,430	349,986
		1,195,488
Road & Rail — 2.1%
Union Pacific Corp.	4,210	464,363
The accompanying notes are an integral part of the portfolio of investments.
1

Semiconductors & Semiconductor Equipment — 2.2%
Taiwan Semiconductor Manufacturing Co., Ltd., (China) ADR	13,700	484,432
Software — 6.5%
Adobe Systems, Inc.*	3,410	483,743
Check Point Software Technologies Ltd., (Israel)*	4,390	491,899
Microsoft Corp.	6,900	481,896
		1,457,538
Specialty Retail — 3.8%
AutoZone, Inc.*	690	418,085
TJX Cos, Inc., (The)	5,800	436,218
		854,303
Textiles, Apparel & Luxury Goods — 1.9%
NIKE, Inc.	8,020	424,980
Wireless Telecommunication Services — 4.1%
China Mobile Ltd., (China) ADR	8,220	453,004
NTT DOCOMO, Inc., (Japan) ADR	18,780	461,988
		914,992
TOTAL COMMON STOCKS
(Cost $20,767,959)		22,202,178
SHORT-TERM INVESTMENTS - 0.8%
Fidelity Investments Money Market Funds - Government Portfolio, 0.65%	184,801	184,801
TOTAL SHORT-TERM INVESTMENTS
(Cost $184,801)		184,801
TOTAL INVESTMENTS - 99.8%
(Cost $20,952,760)**		22,386,979
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%		55,627
NET ASSETS - 100.0%		$22,442,606

*	Non-income producing security.
**	The cost basis of investments for federal income tax purposes at May 31, 2017 was as follows*:
	Cost of investments	$20,952,760
	Gross unrealized appreciation	$1,835,624
	Gross unrealized (depreciation)	(401,405)
	Net unrealized appreciation (depreciation)	$1,434,219

	*Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current
	fiscal year. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's
	most recent annual report.

ADR	American Depositary Receipt
PLC	Public Limited Company

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by Summit Global Investments, LLC.

The accompanying notes are an integral part of the portfolio of investments.

2

Summit Global Investments Funds
Notes to Portfolio of Investments
May 31, 2017
(Unaudited)

Portfolio Valuation – The Summit Global Investments U.S. Low Volatility Equity Fund, Summit Global Investments Small Cap Low Volatility Fund and Summit Global Investments Global Low Volatility Fund (each a "Fund" and together the “Funds”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by each Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies, if any, are valued based on the NAV of those investment companies (which may use fair value pricing as disclosed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values  that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements – The inputs and valuation techniques used to measure fair value of the Funds' investments are summarized into three levels as described in the hierarchy below:

• Level 1 — quoted prices in active markets for identical securities;

• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

• Level 3 — significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2017, in valuing the Funds' investments carried at fair value:

Summit Global Investments U.S. Low Volatility Equity Fund	Total Value at May 31, 2017	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks	$111,467,462	$111,467,462	$-	$-
Short-Term Investments	1,351,360	1,351,360	-	-
Total Investments*	$112,818,822	$112,818,822	$-	$-

Summit Global Investments Small Cap Low Volatility Fund
Common Stocks	$14,916,433	$14,916,433	$-	$-
Short-Term Investments	1,372,700	1,372,700	-	-
Total Investments*	$16,289,133	$16,289,133	$-	$-

Summit Global Investments Global Low Volatility Fund
Common Stocks	$22,202,178	$22,202,178	$-	$-
Short-Term Investments	184,801	184,801	-	-
Total Investments*	$22,386,979	$22,386,979	$-	$-

* Please refer to Portfolio of Investments for further details.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delisting’s on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds' investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Funds to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. U.S. GAAP also requires the Funds to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Funds had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each level within the three-tier hierarchy are disclosed when the Funds had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended May 31, 2017, there were no transfers between Levels 1, 2 and 3 for the Funds.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.
3

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   The RBB Fund, Inc.

By (Signature and Title) /s/ Salvatore Faia
                                            Salvatore Faia, President
                                            (principal executive officer)

Date  July 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Salvatore Faia
                                              Salvatore Faia, President
                                              (principal executive officer)

Date  July 26, 2017

By (Signature and Title)* /s/ James Shaw
                                              James Shaw, Treasurer
                                             (principal financial officer)

Date  July 25, 2017

* Print the name and title of each signing officer under his or her signature.